UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

WisdomTree Trust

Currency Strategy, Fixed Income and Alternative Funds

Semi-Annual Report

February 29, 2016

Currency Strategy Funds:

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Commodity Currency Strategy Fund (CCX)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Indian Rupee Strategy Fund (ICN)

Fixed Income Funds:

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Japan Interest Rate Strategy Fund (JGBB)

WisdomTree Strategic Corporate Bond Fund (CRDT)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

Alternative Funds:

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Performance Summary (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

Investment Breakdown† as of 2/29/16

Investment Type	% of Net Assets
U.S. Government Obligations	99.5%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/29/16

Description	% of Net Assets
U.S. Treasury Bill, 0.23%, 5/26/16	29.6%
U.S. Treasury Bill, 0.11%, 4/7/16	26.7%
U.S. Treasury Bill, 0.13%, 3/10/16	26.1%
U.S. Treasury Bill, 0.24%, 3/31/16	17.1%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Bloomberg U.S. Dollar Bullish Fund (the “Fund”) seeks to provide total returns, before fees and expenses, that exceed the performance of the Bloomberg Dollar Total Return Index (the “Index”).

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2016, the Fund’s annual expense ratio was 0.50%.

Performance as of 2/29/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	1.56%	4.10%	7.63%
Fund Market Price Returns	1.55%	4.06%	7.63%
Bloomberg Dollar Total Return Index	1.73%	4.49%	8.32%
Bloomberg Dollar Spot Index	1.89%	4.88%	8.83%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 18, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	1

Performance Summary (unaudited)

WisdomTree Brazilian Real Strategy Fund (BZF)

Investment Breakdown† as of 2/29/16

Investment Type	% of Net Assets
U.S. Government Obligations	77.2%
Repurchase Agreement	22.6%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/29/16

Description	% of Net Assets
U.S. Treasury Bill, 0.29%, 3/24/16	64.3%
Deutsche Bank, tri-party repurchase agreement, 0.31%, 3/1/16††	22.6%
U.S. Treasury Bill, 0.20%, 4/28/16	12.9%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government securities.

The WisdomTree Brazilian Real Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in Brazil available to foreign investors and changes in value of the Brazilian real relative to the U.S. dollar. The Brazilian real is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2016, the Fund’s annual expense ratio was 0.45%.

Performance as of 2/29/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-2.85%	-19.16%	-13.12%	-9.07%	-3.05%
Fund Market Price Returns	-4.56%	-20.77%	-13.51%	-9.22%	-3.36%
JP Morgan Emerging Local Markets Index Plus (ELMI+) Brazil	-2.44%	-18.77%	-12.71%	-8.50%	-2.08%
Brazilian real	-8.47%	-28.14%	-20.80%	-16.06%	-10.61%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 14, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

2	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

Investment Breakdown† as of 2/29/16

Investment Type	% of Net Assets
U.S. Government Obligations	50.0%
Repurchase Agreement	29.4%
Time Deposits	19.7%
Other Assets less Liabilities‡	0.9%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/29/16

Description	% of Net Assets
U.S. Treasury Bill, 0.17%, 4/7/16	50.0%
Citigroup, Inc., tri-party repurchase agreement, 0.31%, 3/1/16††	29.4%
Standard Chartered Bank, 3.75%, 3/18/16	5.0%
Deutsche Bank AG, 5.50%, 3/18/16	4.9%
BNP Paribas S.A., 3.70%, 3/18/16	4.9%
Barclays Capital, Inc., 3.80%, 3/18/16	4.9%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

The WisdomTree Chinese Yuan Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in China available to foreign investors and changes in value of the Chinese yuan relative to the U.S. dollar. The Chinese yuan is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2016, the Fund’s annual expense ratio was 0.45%.

Performance as of 2/29/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-0.16%	-2.15%	0.12%	0.86%	1.14%
Fund Market Price Returns	0.00%	-2.03%	0.15%	0.85%	1.00%
JP Morgan Emerging Local Markets Index Plus (ELMI+) China	1.03%	1.02%	0.99%	1.73%	2.22%
Chinese yuan	-2.15%	-6.11%	-1.68%	0.09%	0.86%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 14, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	3

Performance Summary (unaudited)

WisdomTree Commodity Currency Strategy Fund (CCX)

Investment Breakdown† as of 2/29/16

Investment Type	% of Net Assets
U.S. Government Obligations	72.8%
Repurchase Agreement	26.2%
Other Assets less Liabilities‡	1.0%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/29/16

Description	% of Net Assets
U.S. Treasury Bill, 0.25%, 3/31/16	72.8%
Citigroup, Inc., tri-party repurchase agreement, 0.31%, 3/1/16††	26.2%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

The WisdomTree Commodity Currency Strategy Fund (the “Fund”) seeks to achieve total returns reflective of money market rates in selected commodity-producing countries and changes in value of such countries’ currencies relative to the U.S. dollar. The term “commodity currency” generally is used to describe the currency of a country whose economic success is commonly identified with the production and export of commodities (such as precious metals, oil, agricultural products or other raw materials) and whose value is closely linked to the value of such commodities. The Fund intends to invest in commodity-producing countries, such as Australia, Brazil, Canada, Chile, Colombia, Indonesia, Malaysia, New Zealand, Norway, Peru, Russia and South Africa. This list may change based on market developments. Although this Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2016, the Fund’s annual expense ratio was 0.55%.

Performance as of 2/29/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-2.64%	-11.54%	-10.89%	-6.46%	-5.04%
Fund Market Price Returns	-3.40%	-11.72%	-10.88%	-6.52%	-5.07%
Barclays Commodity Producers Currency Index	-5.82%	-13.15%	-12.68%	-8.25%	-6.62%
Equal-Weighted Commodity Currency Composite	-2.24%	-10.89%	-10.31%	-5.81%	-4.37%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on September 24, 2010.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

Investment Breakdown† as of 2/29/16

Investment Type	% of Net Assets
U.S. Government Obligations	64.9%
Repurchase Agreement	31.9%
Other Assets less Liabilities‡	3.2%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/29/16

Description	% of Net Assets
U.S. Treasury Bill, 0.07%, 3/10/16	34.0%
Citigroup, Inc., tri-party repurchase agreement, 0.31%, 3/1/16††	31.9%
U.S. Treasury Bill, 0.22%, 4/7/16	30.9%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government securities.

The WisdomTree Emerging Currency Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in selected emerging market countries available to foreign investors and changes to the value of these currencies relative to the U.S. dollar. Emerging market currencies can experience periods of significant volatility. Although the Fund invests in short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2016, the Fund’s annual expense ratio was 0.55%.

Performance as of 2/29/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-1.82%	-9.29%	-7.57%	-4.72%	-1.19%
Fund Market Price Returns	-2.11%	-9.10%	-7.52%	-4.72%	-1.34%
JP Morgan Emerging Local Markets Index Plus (ELMI+)	-1.34%	-6.45%	-5.83%	-3.39%	-0.14%
Equal-Weighted Emerging Currency Composite	-1.24%	-8.40%	-6.79%	-3.95%	-0.39%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 6, 2009.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	5

Performance Summary (unaudited)

WisdomTree Indian Rupee Strategy Fund (ICN)

Investment Breakdown†

as of 2/29/16

Investment Type	% of Net Assets
U.S. Government Obligations	73.5%
Repurchase Agreement	26.3%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/29/16

Description	% of Net Assets
U.S. Treasury Bill, 0.25%, 3/31/16	73.5%
Citigroup, Inc., tri-party repurchase agreement, 0.31%, 3/1/16††	26.3%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government and U.S. Government agency securities.

The WisdomTree Indian Rupee Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in India available to foreign investors and changes in value of the Indian rupee relative to the U.S. dollar. The Indian rupee is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2016, the Fund’s annual expense ratio was 0.45%.

Performance as of 2/29/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-0.92%	-5.07%	-1.92%	-2.21%	-0.28%
Fund Market Price Returns	-0.10%	-4.60%	-1.28%	-2.11%	-0.29%
JP Morgan Emerging Local Markets Index Plus (ELMI+) India	0.21%	-3.94%	-0.68%	-1.46%	0.76%
Indian rupee	-3.48%	-10.02%	-7.80%	-8.03%	-5.97%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 14, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

Country Breakdown† as of 2/29/16

Country	% of Net Assets
Supranational Bonds	13.8%
Singapore	13.6%
Australia	13.3%
South Korea	12.2%
Hong Kong	6.7%
Malaysia	6.7%
Philippines	6.5%
Taiwan	4.7%
China	4.6%
Thailand	4.5%
Indonesia	4.0%
New Zealand	2.2%
Other Assets less Liabilities‡	7.2%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/29/16

Description	% of Net Assets
Korea Treasury Bond, 3.50%, 3/10/24, Series 2403	6.6%
Korea Treasury Bond, 5.75%, 9/10/18, Series 1809	5.6%
Singapore Government Bond, 2.25%, 6/1/21	5.0%
Singapore Government Bond, 3.00%, 9/1/24	4.9%
South Australian Government Financing Authority, 5.00%, 5/20/21, Series 21	4.8%
Western Australian Treasury Corp., 7.00%, 10/15/19, Series 19	4.8%
Export-Import Bank of Korea, 0.70%, 7/1/16, Reg S	4.7%
International Finance Corp., 8.25%, 6/10/21	4.6%
Nordic Investment Bank, 3.50%, 1/30/18	4.5%
Hong Kong Government Bond Programme, 2.46%, 8/4/21	4.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Asia Local Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in fixed income instruments denominated in the currencies of a broad range of Asian countries.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2016, the Fund’s annual expense ratio was 0.55%.

Performance as of 2/29/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	1.84%	-5.85%	-4.38%	-0.92%
Fund Market Price Returns	2.37%	-5.32%	-4.34%	-0.92%
HSBC Asian Local Bond Index	2.64%	-3.28%	-1.51%	1.76%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on March 17, 2011.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	7

Performance Summary (unaudited)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

Country Breakdown†  as of 2/29/16

Country	% of Net Assets
Australia	59.0%
Supranational Bonds	28.0%
New Zealand	11.7%
Other Assets less Liabilities‡	1.3%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/29/16

Description	% of Net Assets
Western Australian Treasury Corp., 2.50%, 7/22/20, Reg S	3.2%
Australia Government Bond, 5.50%, 1/21/18, Series 132, Reg S	3.1%
Western Australian Treasury Corp., 7.00%, 7/15/21, Series 21	2.7%
Nordic Investment Bank, 4.75%, 2/28/24	2.6%
Treasury Corp. of Victoria, 6.00%, 10/17/22, Series 1022	2.4%
Queensland Treasury Corp., 6.25%, 2/21/20, Series 20, Reg S	2.4%
Northern Territory Treasury Corp., 4.25%, 9/20/21	2.4%
European Bank for Reconstruction & Development, 0.50%, 9/1/23	2.3%
New Zealand Government Bond, 6.00%, 12/15/17, Series 1217, Reg S	2.2%
New Zealand Government Bond, 6.00%, 5/15/21, Series 521, Reg S	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Australia & New Zealand Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its investment objective through investments in fixed income instruments denominated in Australian or New Zealand dollars.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for

Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs.

Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2016, the Fund’s annual expense ratio was 0.45%.

Performance as of 2/29/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns[2]	3.44%	-6.23%	-6.59%	-1.04%	0.37%
Fund Market Price Returns[2]	3.52%	-5.93%	-6.61%	-1.17%	0.21%
Citigroup Australian Broad Investment-Grade Bond Index	3.13%	-5.89%	-6.21%	-0.12%	3.58%
Spliced Australia & New Zealand Debt Composite	3.89%	-6.14%	-5.46%	0.32%	1.46%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 25, 2008.
[2]

The information reflects the investment objective and strategy of the WisdomTree Dreyfus New Zealand Dollar Fund through October 24, 2011 and the investment objective of the WisdomTree Australia & New Zealand Debt Fund thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

Investment Breakdown†

as of 2/29/16

Investment Type	% of Net Assets
Corporate Bonds	40.3%
U.S. Government Agencies	25.6%
U.S. Government Obligations	17.0%
Commercial Mortgage-Backed Securities	6.8%
Foreign Corporate Bonds	5.5%
Foreign Government Obligations	2.2%
Municipal Bonds	0.8%
Supranational Bond	0.6%
Foreign Government Agencies	0.3%
Other Assets less Liabilities‡	0.9%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/29/16

Description	% of Net Assets
U.S. Treasury Note, 0.88%, 7/15/18	4.8%
U.S. Treasury Note, 0.63%, 8/31/17	3.0%
U.S. Treasury Note, 2.13%, 1/31/21	1.8%
Federal National Mortgage Association, 5.00%, 3/1/46	1.6%
U.S. Treasury Note, 2.00%, 2/28/21	1.4%
Federal National Mortgage Association, 3.50%, 3/1/46	1.2%
Federal Home Loan Mortgage Corp., 5.00%, 3/1/46	1.1%
U.S. Treasury Note, 0.88%, 6/15/17	1.1%
U.S. Treasury Bond, 3.00%, 11/15/45	1.0%
U.S. Treasury Note, 0.50%, 7/31/17	0.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Barclays U.S. Aggregate Enhanced Yield Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2016, the Fund’s net and gross annual expense ratios were 0.12% and 0.20%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.12% through December 31, 2016, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 2/29/16

	Cumulative Total Return
	6-Month	Since Inception[1]
Fund NAV Returns	1.70%	1.65%
Fund Market Price Returns	1.96%	1.88%
Barclays U.S. Aggregate Enhanced Yield Index	1.74%	1.75%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 9, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	9

Performance Summary (unaudited)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

Investment Breakdown† as of 2/29/16

Investment Type	% of Net Assets
U.S. Government Obligations	31.9%
U.S. Government Agencies	29.3%
Corporate Bonds	22.0%
Commercial Mortgage-Backed Securities	4.6%
Foreign Corporate Bonds	2.8%
Supranational Bond	1.6%
Foreign Government Obligations	1.2%
Municipal Bond	1.1%
Foreign Government Agencies	1.0%
U.S. Government Agencies Sold Short	-0.2%
Other Assets less Liabilities‡	4.7%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/29/16

Description	% of Net Assets
U.S. Treasury Note, 0.63%, 6/30/17	20.4%
U.S. Treasury Bond, 4.50%, 2/15/36	3.6%
U.S. Treasury Bond, 4.38%, 5/15/40	2.9%
U.S. Treasury Bond, 3.63%, 8/15/43	2.7%
Federal Home Loan Mortgage Corp., 4.50%, 3/1/46	2.0%
Federal National Mortgage Association, 0.88%, 5/21/18	1.8%
Government National Mortgage Association, 3.50%, 8/20/44	1.8%
Government National Mortgage Association, 4.00%, 3/1/46	1.8%
Federal Home Loan Mortgage Corp., 2.38%, 1/13/22	1.7%
U.S. Treasury Bond, 6.88%, 8/15/25	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Barclays Rate Hedged U.S. Aggregate Bond Index, Negative Five Duration (the “Index”).

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2016, the Fund’s annual expense ratio was 0.28%.

Performance as of 2/29/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-3.54%	-3.93%	-5.64%
Fund Market Price Returns	-3.46%	-4.23%	-5.65%
Barclays Rate Hedged U.S. Aggregate Bond Index, Negative Five Duration	-2.87%	-2.19%	-4.46%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

Investment Breakdown† as of 2/29/16

Investment Type	% of Net Assets
U.S. Government Obligations	32.1%
U.S. Government Agencies	32.0%
Corporate Bonds	22.9%
Commercial Mortgage-Backed Securities	4.6%
Foreign Corporate Bonds	2.7%
Supranational Bond	2.3%
Foreign Government Obligations	1.3%
Municipal Bond	0.9%
U.S. Government Agencies Sold Short	-1.3%
Other Assets less Liabilities‡	2.5%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/29/16

Description	% of Net Assets
U.S. Treasury Note, 0.63%, 6/30/17	25.1%
Federal Home Loan Mortgage Corp., 2.38%, 1/13/22	3.0%
U.S. Treasury Bond, 3.63%, 8/15/43	2.8%
Federal National Mortgage Association, 0.88%, 5/21/18	2.3%
European Investment Bank, 4.00%, 2/16/21	2.3%
Federal National Mortgage Association, 5.00%, 3/1/46	2.1%
Government National Mortgage Association, 3.50%, 8/20/44	2.0%
Federal Home Loan Mortgage Corp., 4.50%, 3/1/46	1.9%
U.S. Treasury Bond, 2.88%, 5/15/43	1.7%
Federal National Mortgage Association, 4.50%, 3/1/46	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration (the “Index”).

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2016, the Fund’s annual expense ratio was 0.23%.

Performance as of 2/29/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-1.04%	-2.41%	-0.85%
Fund Market Price Returns	-0.94%	-2.48%	-0.87%
Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration	-0.36%	-1.03%	0.17%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	11

Performance Summary (unaudited)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

Investment Breakdown† as of 2/29/16

Investment Type	% of Net Assets
U.S. Government Obligations	99.9%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/29/16

Description	% of Net Assets
U.S. Treasury Floating Rate Note, 0.40%, 4/30/17	29.7%
U.S. Treasury Floating Rate Note, 0.49%, 10/31/17	29.7%
U.S. Treasury Floating Rate Note, 0.40%, 7/31/17	29.7%
U.S. Treasury Floating Rate Note, 0.60%, 1/31/18	10.8%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Bloomberg Floating Rate Treasury Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of an index that measures the performance of the market for floating rate public obligations of the U.S. Treasury.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2016, the Fund’s net and gross annual expense ratios were 0.15% and 0.20%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.15% through December 31, 2016, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 2/29/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-0.04%	0.00%	-0.04%
Fund Market Price Returns	-0.20%	-0.12%	-0.29%
Bloomberg U.S. Treasury Floating Rate Bond Index	0.09%	0.15%	0.11%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 4, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

Investment Breakdown† as of 2/29/16

Investment Type	% of Net Assets
Corporate Bonds	87.4%
Foreign Corporate Bonds	6.3%
Other Assets less Liabilities‡	6.3%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/29/16

Description	% of Net Assets
Ally Financial, Inc., 5.50%, 2/15/17	3.0%
Sprint Communications, Inc., 9.00%, 11/15/18	2.6%
International Lease Finance Corp., 8.75%, 3/15/17	2.6%
DISH DBS Corp., 4.25%, 4/1/18	2.5%
CIT Group, Inc., 5.00%, 5/15/17	2.4%
Navient Corp., 8.45%, 6/15/18, Series A	2.4%
Pactiv LLC, 8.13%, 6/15/17	2.3%
ArcelorMittal, 5.50%, 2/25/17	2.2%
Cablevision Systems Corp., 7.75%, 4/15/18	1.8%
Lennar Corp., 4.75%, 12/15/17	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Negative Seven Duration Index (the “Index”).

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2016, the Fund’s annual expense ratio was 0.48%.

Performance as of 2/29/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-9.86%	-10.84%	-9.64%
Fund Market Price Returns	-10.28%	-11.20%	-9.78%
BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Negative Seven Duration Index	-10.47%	-11.84%	-9.29%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	13

Performance Summary (unaudited)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

Investment Breakdown† as of 2/29/16

Investment Type	% of Net Assets
Corporate Bonds	82.0%
Foreign Corporate Bonds	9.7%
Other Assets less Liabilities‡	8.3%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/29/16

Description	% of Net Assets
Ally Financial, Inc., 5.50%, 2/15/17	3.3%
International Lease Finance Corp., 8.75%, 3/15/17	2.9%
Sprint Communications, Inc., 9.00%, 11/15/18	2.9%
Navient Corp., 8.45%, 6/15/18, Series A	2.8%
CIT Group, Inc., 5.00%, 5/15/17	2.5%
ArcelorMittal, 5.50%, 2/25/17	2.2%
Schaeffler Holding Finance B.V., 6.88%, 8/15/18	2.0%
Numericable-SFR SA, 4.88%, 5/15/19	2.0%
Cablevision Systems Corp., 7.75%, 4/15/18	1.9%
Lennar Corp., 4.75%, 12/15/17	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index (the “Index”).

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2016, the Fund’s annual expense ratio was 0.43%.

Performance as of 2/29/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-6.03%	-8.36%	-3.32%
Fund Market Price Returns	-8.07%	-10.38%	-4.54%
BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index	-6.84%	-9.43%	-3.51%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

14	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

Country Breakdown† as of 2/29/16

Country	% of Net Assets
Brazil	12.3%
Hong Kong	11.8%
China	10.5%
Russia	9.2%
Mexico	7.5%
India	5.6%
United Arab Emirates	4.6%
Supranational	3.6%
Peru	3.0%
Kazakhstan	3.0%
Morocco	2.9%
Indonesia	2.7%
Qatar	2.5%
Chile	2.2%
Colombia	2.0%
Argentina	1.8%
South Korea	1.6%
Macau	1.4%
Singapore	1.4%
Jamaica	0.9%
Philippines	0.7%
Venezuela	0.4%
Other Assets less Liabilities‡	8.4%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/29/16

Description	% of Net Assets
MDC-GMTN B.V., 5.50%, 4/20/21, Reg S	3.9%
Petrobras Global Finance B.V., 5.38%, 1/27/21	3.9%
Hutchison Whampoa International 12 II Ltd., 3.25%, 11/8/22, Reg S	3.5%
PCCW-HKT Capital No. 5 Ltd., 3.75%, 3/8/23, Reg S	3.4%
KazMunayGas National Co. JSC, 6.38%, 4/9/21, Reg S	3.0%
OCP S.A., 5.63%, 4/25/24, Reg S	2.9%
Mexichem S.A.B. de C.V., 4.88%, 9/19/22, Reg S	2.8%
Bharti Airtel International Netherlands B.V., 5.35%, 5/20/24	2.7%
Ooredoo International Finance Ltd., 4.75%, 2/16/21, Reg S	2.5%
Southern Copper Corp., 5.25%, 11/8/42	2.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Corporate Bond Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in debt securities issued by corporate entities that are domiciled in, or economically tied to, emerging market countries.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2016, the Fund’s annual expense ratio was 0.60%.

Performance as of 2/29/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-2.71%	-4.52%	-1.35%	1.46%
Fund Market Price Returns	-2.83%	-4.70%	-1.79%	1.22%
JP Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad	-0.18%	0.29%	1.20%	3.36%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on March 8, 2012.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	15

Performance Summary (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

Country Breakdown† as of 2/29/16

Country	% of Net Assets
Poland	10.4%
Brazil	10.3%
Mexico	9.5%
Malaysia	7.4%
Colombia	6.2%
Turkey	5.9%
Indonesia	5.6%
South Korea	4.8%
Supranational Bonds	4.5%
South Africa	4.3%
Thailand	3.7%
Romania	3.6%
Peru	3.3%
Philippines	3.2%
China	3.2%
Russia	3.1%
Chile	3.0%
India	2.6%
Other Assets less Liabilities‡	5.4%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/29/16

Description	% of Net Assets
Malaysia Government Bond, 4.38%, 11/29/19, Series 0902	2.7%
Indonesia Treasury Bond, 8.25%, 6/15/32, Series FR58	2.6%
Colombian TES, 10.00%, 7/24/24, Series B	2.4%
Indonesia Treasury Bond, 8.38%, 9/15/26, Series FR56	2.3%
Poland Government Bond, 5.50%, 10/25/19, Series 1019	2.0%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/23, Series F	1.9%
Korea Treasury Bond, 3.38%, 9/10/23, Series 2309	1.9%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/21, Series F	1.9%
Malaysia Government Bond, 3.42%, 8/15/22, Series 0112	1.8%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/17, Series F	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Local Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in fixed income instruments denominated in the local currencies of emerging market countries.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2016, the Fund’s annual expense ratio was 0.55%.

Performance as of 2/29/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-2.17%	-12.44%	-9.87%	-3.65%	-2.66%
Fund Market Price Returns	-2.49%	-13.07%	-10.03%	-3.79%	-2.86%
JP Morgan GBI-EM Global Diversified Index	-1.24%	-12.50%	-9.53%	-3.12%	-2.08%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on August 9, 2010.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

16	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Japan Interest Rate Strategy Fund (JGBB) (consolidated)

Investment Breakdown† as of 2/29/16

Investment Type	% of Net Assets
U.S. Government Obligations	120.1%
Other Assets less Liabilities‡	-20.1%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/29/16

Description	% of Net Assets
U.S. Treasury Bill, 0.21%, 3/3/16	22.1%
U.S. Treasury Bill, 0.22%, 4/7/16	22.1%
U.S. Treasury Bill, 0.28%, 4/21/16	22.0%
U.S. Treasury Bill, 0.30%, 5/26/16	19.8%
U.S. Treasury Bill, 0.27%, 5/12/16	17.6%
U.S. Treasury Bill, 0.17%, 3/17/16	16.5%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Interest Rate Strategy Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Interest Rate Strategy Index (the “Index”).

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2016, the Fund’s annual expense ratio was 0.50%.

Performance as of 2/29/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-5.67%	-5.92%	-2.51%
Fund Market Price Returns	-5.30%	-5.72%	-2.68%
WisdomTree Japan Interest Rate Strategy Index	-4.75%	-4.37%	-1.45%
Bloomberg/EFFAS Bond Indices Japan Government 5-10 year Total Return Index	3.15%	3.26%	2.96%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	17

Performance Summary (unaudited)

WisdomTree Strategic Corporate Bond Fund (CRDT)

Country Breakdown† as of 2/29/16

Country	% of Net Assets
United States	60.1%
United Kingdom	12.3%
France	3.7%
Netherlands	3.6%
Italy	3.0%
Russia	2.8%
Germany	2.4%
Belgium	2.2%
Mexico	1.4%
Brazil	1.2%
Switzerland	1.1%
Colombia	0.9%
Luxembourg	0.3%
Other Assets less Liabilities‡	5.0%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/29/16

Description	% of Net Assets
WestRock RKT Co., 4.45%, 3/1/19	3.7%
Cooperatieve Rabobank UA, 5.25%, 8/4/45	3.6%
Bank of America Corp., 3.30%, 1/11/23	3.5%
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	3.1%
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	3.0%
Intesa Sanpaolo SpA, 5.02%, 6/26/24	3.0%
Barclays Bank PLC, 7.63%, 11/21/22	2.8%
Gazprom OAO via Gaz Capital S.A., 4.95%, 5/23/16, Reg S	2.8%
Numericable-SFR SA, 6.00%, 5/15/22	2.8%
General Electric Co., 6.88%, 1/10/39, Series A	2.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Strategic Corporate Bond Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund seeks to achieve its investment objective through investment in debt securities issued by corporate entities that are organized in or maintain their principal place of business in countries throughout the world, including the U.S. The issuers of such debt will include public, private, and state-owned or sponsored corporations.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2016, the Fund’s net and gross annual expense ratios were 0.45% and 0.50%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.45% through December 31, 2016, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 2/29/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-0.56%	-2.67%	1.92%	2.20%
Fund Market Price Returns	-0.91%	-2.78%	1.66%	1.91%
Barclays Global Credit Index (Hedged)	0.71%	-1.13%	2.60%	2.77%
Global Corporate Composite (Hedged)	0.25%	-1.74%	2.58%	2.77%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on January 31, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

18	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

Investment Breakdown†

as of 2/29/16

Investment Type	% of Net Assets
Corporate Bonds	37.6%
Foreign Corporate Bonds	16.0%
U.S. Government Obligations	11.6%
Commercial Mortgage-Backed Securities	7.4%
Foreign Government Obligations	7.3%
Bank Loans	3.3%
Other Assets less Liabilities‡	16.8%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/29/16

Description	% of Net Assets
GS Mortgage Securities Trust, 5.79%, 8/10/45, Series 2007-GG10, Class AM	7.4%
U.S. Treasury Bond, 3.13%, 8/15/44	5.2%
Virgin Media Secured Finance PLC, 5.38%, 4/15/21	4.0%
Ally Financial, Inc., 8.00%, 3/15/20	2.9%
Level 3 Financing, Inc., 5.38%, 8/15/22	2.7%
CCO Safari II LLC, 4.91%, 7/23/25	2.6%
HCA, Inc., 5.00%, 3/15/24	2.6%
CIT Group, Inc., 5.00%, 8/1/23	2.6%
Mexican Bonos, 10.00%, 12/5/24, Series M 20	2.6%
Ford Motor Credit Co., LLC, 8.13%, 1/15/20	2.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Western Asset Unconstrained Bond Fund (the ‘‘Fund’’) seeks a high level of total return consisting of both income and capital appreciation.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2016, the Fund’s net and gross annual expense ratios were 0.55% and 0.60%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.55% through December 31, 2016, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 2/29/16

	Cumulative Total Return
	6-Month	Since Inception[1]
Fund NAV Returns	-2.91%	-4.35%
Fund Market Price Returns	-4.04%	-5.64%
BofA Merrill Lynch U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	0.16%	0.22%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on June 11, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	19

Performance Summary (unaudited)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

Investment Breakdown† as of 2/29/16

Investment Type	% of Net Assets
U.S. Government Obligations	79.5%
Written Options	-1.4%
Other Assets less Liabilities‡	21.9%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/29/16

Description	% of Net Assets
U.S. Treasury Bill, 0.30%, 5/19/16	79.5%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree CBOE S&P 500 PutWrite Strategy Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the CBOE S&P 500 PutWrite Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month- end is available at www.wisdomtree.com.

20	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Global Real Return Fund (RRF) (consolidated)

Country Breakdown†

as of 2/29/16

Country	% of Net Assets
United States	45.3%
Mexico	8.1%
United Kingdom	5.8%
Sweden	4.1%
Canada	4.0%
Australia	3.6%
South Africa	3.4%
Brazil	3.0%
Turkey	2.3%
Other Assets less Liabilities‡	20.4%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/29/16

Description	% of Net Assets
U.S. Treasury Inflation Indexed Bond, 3.38%, 4/15/32	12.2%
U.S. Treasury Inflation Indexed Note, 0.63%, 1/15/24	7.0%
U.S. Treasury Inflation Indexed Bond, 2.38%, 1/15/25	6.9%
WisdomTree High Dividend Fund	5.1%
Sweden Inflation Linked Bond, 4.00%, 12/1/20, Series 3102	4.1%
U.S. Treasury Inflation Indexed Note, 2.13%, 1/15/19	3.7%
Australia Inflation Linked Bond, 4.00%, 8/20/20, Series 20CI, Reg S	3.6%
United Kingdom Inflation Linked Gilt, 1.25%, 11/22/27, Reg S	3.1%
America Movil S.A.B. de C.V., 5.00%, 3/30/20	2.8%
United Kingdom Inflation Linked Gilt, 1.25%, 11/22/32, Reg S	2.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global Real Return Fund (the “Fund”) seeks total returns (capital appreciation plus income) that exceed the rate of inflation over long-term investment horizons.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2016, the Fund’s annual expense ratio was 0.64%. The prospectus expense ratio includes 0.04% of acquired fund fees and expenses (‘‘AFFEs”). The prospectus expense ratio may not correlate to the expense ratio in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include AFFEs, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Performance as of 2/29/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-1.61%	-6.48%	-4.18%	-2.91%
Fund Market Price Returns	-2.44%	-8.56%	-3.34%	-3.17%
BofA Merrill Lynch Global Diversified Inflation-Linked Index	-1.63%	-5.47%	-2.77%	0.09%
BofA Merrill Lynch Global Diversified Inflation-Linked Index (Hedged)	1.47%	-0.15%	1.23%	3.68%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 14, 2011.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	21

Performance Summary (unaudited)

WisdomTree Managed Futures Strategy Fund (WDTI) (consolidated)

Investment Breakdown† as of 2/29/16

Investment Type	% of Net Assets
U.S. Government Obligations	87.2%
Other Assets less Liabilities‡	12.8%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/29/16

Description	% of Net Assets
U.S. Treasury Bill, 0.02%, 3/10/16	83.9%
U.S. Treasury Bill, 0.13%, 3/17/16	3.3%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Managed Futures Strategy Fund (the ‘‘Fund’’) seeks to provide investors with positive total returns in rising or falling markets.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2016, the Fund’s annual expense ratio was 0.95%.

Performance as of 2/29/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	3.76%	-1.50%	1.48%	-3.30%	-2.76%
Fund Market Price Returns	3.84%	-1.59%	1.46%	-3.31%	-2.78%
Diversified Trends Indicator Index	4.32%	-0.45%	2.62%	-2.19%	-1.64%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on January 5, 2011.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

22	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each index referenced in this report.

Barclays Commodity Producers Currency Index:

The Barclays Commodity Producers Currency Index (“CPCI-6”) tracks the performance of long positions in the equally weighted six commodity currencies versus the U.S. dollar, expressed through one-month cash settled forward rate agreements. The six commodity currencies included in CPCI-6 are the Australian dollar, Brazilian real, Canadian dollar, Norwegian krone, Russian ruble, and South African rand. These currencies are selected to represent six resource rich economies, diversified in terms of geography, major commodities items exported and across developed and emerging economies.

Barclays Global Credit Index (Hedged):

The Barclays Global Credit Index (Hedged) contains investment-grade and high-yield credit securities from the Barclays Multiverse Index, which is a broad-based measure of the global fixed-income bond market. The Barclays Multiverse Index is the union of the Barclays Global Aggregate Index and the Barclays Global High Yield Index and captures investment grade and high yield securities in all eligible currencies. The Barclays Multiverse Index family includes a wide range of standard and customized subindices by sector, quality, maturity, and country.

Barclays Rate Hedged U.S. Aggregate Bond Index, Negative Five Duration:

The Barclays Rate Hedged U.S. Aggregate Bond Index, Negative Five Duration combines long positions in the Barclays U.S. Aggregate Bond Index with short positions in U.S. Treasury Bonds to provide a duration exposure of -5 years. Market values of long and short positions are rebalanced at month-end.

Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration:

The Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration combines long positions in the Barclays U.S. Aggregate Bond Index with short positions in U.S. Treasury Bonds to provide a duration exposure of 0 years. Market values of long and short positions are rebalanced at month-end.

Barclays U.S. Aggregate Enhanced Yield Index:

The Barclays U.S. Aggregate Enhanced Yield Index uses a rules-based approach to reallocate across subcomponents in the Barclays U.S. Aggregate Bond Index seeking to enhance yield while maintaining a similar risk profile.

Bloomberg Dollar Spot Index:

The Bloomberg Dollar Spot Index tracks the performance of a basket of 10 leading global currencies versus the U.S. dollar. Each currency in the basket and its weight is determined annually based on its share of international trade and foreign exchange (FX) liquidity.

Bloomberg Dollar Total Return Index:

The Bloomberg Dollar Total Return Index is structured to potentially benefit as the U.S. dollar appreciates relative to a basket of global currencies. The index tracks a long position in the U.S. dollar measured against a basket of developed and emerging market currencies which (i) have the highest liquidity in the currency markets and (ii) represent countries that make the largest contribution to trade flows with the United States. The index also incorporates differences in money market rates between the U.S. and the countries (or regions) represented by the foreign currencies.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	23

Description of Terms and Indexes (unaudited) (continued)

Bloomberg U.S. Treasury Floating Rate Bond Index:

The Bloomberg U.S. Treasury Floating Rate Bond Index is a rules-based, market-value weighted index engineered to measure the performance and characteristics of floating rate coupon U.S. Treasuries which have a maturity greater than 12 months. To be included in the index a security must have a minimum par of 1,000MM.

Bloomberg/EFFAS Bond Indices Japan Government 5-10 Year Total Return Index:

The Bloomberg/EFFAS indices are designed as transparent benchmarks for government bond markets. Indices are grouped by country and maturity sectors. Bloomberg computes daily returns and index characteristics for each sector.

BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Negative Seven Duration Index:

The BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Negative Seven Duration Index tracks the performance of the combination of a long position in short maturity U.S. high yield bonds and a short position in on the run U.S. Treasuries where the net interest rate exposure of the index is adjusted to a negative seven year duration. Market values of long and short positions are rebalanced at month-end.

BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index:

The BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index tracks the performance of the combination of a long position in short maturity U.S. high yield bonds and a short position in on the run U.S. Treasuries where the net interest rate exposure of the index is adjusted to a zero year duration. Market values of long and short positions are rebalanced at month-end.

BofA Merrill Lynch Global Diversified Inflation-Linked Index:

The BofA Merrill Lynch Global Diversified Inflation-Linked Index is a broad, market value-weighted, capped total return index designed to measure the performance of inflation-linked sovereign debt that is publicly issued and denominated in the issuer’s own domestic market and currency.

BofA Merrill Lynch Global Diversified Inflation-Linked Index (Hedged):

The BofA Merrill Lynch Global Diversified Inflation-Linked Index (Hedged) is a broad, market value-weighted, capped total return index designed to measure the performance of inflation-linked sovereign debt that is publicly issued and denominated in the issuer’s own domestic market and currency but hedges the foreign currency exposures using forward currency contracts.

BofA Merrill Lynch U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index:

The BofA Merrill Lynch U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index tracks the performance of a synthetic asset paying Libor to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

24	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Description of Terms and Indexes (unaudited) (continued)

Citigroup Australian Broad Investment-Grade Bond Index:

The Citigroup Australian Broad Investment-Grade Bond Index is a market capitalization-weighted index designed to represent the Australian fixed-coupon bond market, including government, semi-government, and investment grade credit markets (including supranational issuers).

Diversified Trends Indicator Index:

The Diversified Trends Indicator (“DTI”) Index is a long/short rules-based index that consists of ten commodity sectors and eight financial sectors. Each month the DTI Index sector exposure is rebalanced back to the fixed weights, 50% physical commodities and 50% financials (when energy is long) and approximately 40% commodities and 60% financials (when energy is flat). Each sector (other than the energy sector) is positioned either long or short depending on the current market environment (the energy sector is positioned as either “long” or “flat” (i.e., no exposure)). The DTI Index individual market components, sectors and related weightings, as well as other aspects of the calculation of the DTI Index, are subject to change at any time.

Equal-Weighted Commodity Currency Composite:

A composite incorporating equal-weighted exposures to the currencies within the Commodity Currency Strategy Fund was constructed as a benchmark for Fund performance. Returns for the individual emerging market currencies are represented by the return of the country subindices of the JP Morgan Emerging Local Markets Index Plus (ELMI+). Returns for the individual developed market countries are represented by the returns of the BofA Merrill Lynch One-Month Constant Maturity LIBID Index for each country. The JP Morgan indices use a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the returns for emerging currency positions. The BofA Merrill Lynch indices track a consistent investment in one-month bank deposits denominated in the specified currency. Within the composite, currency exposures are rebalanced back to equal-weight at the end of the month in which the Fund rebalances its portfolio. Changes to currencies within the Fund are reflected in the composite at the end of the month they are added to, or deleted from, the Fund.

Equal-Weighted Emerging Currency Composite:

A composite incorporating equal-weighted exposure to the currencies within the Emerging Currency Strategy Fund was constructed as an additional gauge of Emerging Currency Strategy Fund performance. Currently, the composite tracks the returns for the currencies of the following countries: Brazil, Chile, Mexico, Poland, Indonesia, South Africa, Turkey, India, China, Russia and South Korea, using the total returns of the country subindices of the JP Morgan Emerging Local Markets Index Plus (ELMI+). Each subindex uses a weighted basket of one-month, two-month and three-month currency forwards (deliverable or nondeliverable) collateralized with U.S. money market rates to proxy the total returns of an investment in local-currency money market instruments. Currency exposures are rebalanced back to equal-weighting at the end of the month in which the Emerging Currency Strategy Fund intends to rebalance, and currency changes are reflected in the composite at the end of the month they are reflected in the Fund.

Forward Currency Contracts:

A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A forward contract may either be deliverable or non-deliverable. A deliverable forward currency contract is an agreement by two parties to transact in currencies at a specific rate on a future date upon which each party delivers the promised currency. A non-deliverable forward (“NDF”) currency contract is an agreement by two parties to transact in currencies at a specific rate on a future date and then cash settle the agreement with a simple exchange of the market value difference between the current market rate and the initial agreed-upon rate.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	25

Description of Terms and Indexes (unaudited) (continued)

Global Corporate Composite (Hedged):

The Global Corporate Composite (Hedged) consists of a blend of 75% Barclays Global Aggregate Corporate Index — Hedged USD and 25% Barclays Global High Yield Index — Hedged USD. The Barclays Global Aggregate Index provides a broad-based measure the global investment grade fixed-rate debt markets. The Barclays Global High-Yield Index provides a broad-based measure of the global high-yield fixed income markets.

HSBC Asian Local Bond Index:

The HSBC Asian Local Bond Index (“ALBI”) tracks the total return performance of a bond portfolio which consists of local currency denominated, high quality and liquid bonds in Asia ex-Japan. The ALBI includes bonds from the following countries: South Korea, Hong Kong, India, Singapore, Taiwan, Malaysia, Thailand, the Philippines, Indonesia and China.

JP Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad:

The JP Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad is a market capitalization-weighted index consisting of U.S. dollar-denominated emerging market corporate bonds. The index serves as a global corporate benchmark representing Asia, Latin America, Europe and Middle East/Africa. U.S. dollar-denominated corporate issues from index-eligible countries are narrowed further by only including issues with more than $300 million current face outstanding and at least five years to maturity (at the time of inclusion into the index).

JP Morgan Emerging Local Markets Index Plus (ELMI+):

The JP Morgan Emerging Local Markets Index Plus (ELMI+) and its underlying country and regional subindices track the total returns for local-currency denominated money market instruments in emerging market countries.

JP Morgan Emerging Local Markets Index Plus (ELMI+) Brazil:

The Brazil subindex uses a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Brazilian real money market instruments. The returns are reported in U.S. dollar terms.

JP Morgan Emerging Local Markets Index Plus (ELMI+) China:

The China subindex uses a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Chinese yuan money market instruments. The returns are reported in U.S. dollar terms.

JP Morgan Emerging Local Markets Index Plus (ELMI+) India:

The India subindex uses a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Indian rupee money market instruments. The returns are reported in U.S. dollar terms.

JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index:

The JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index tracks the performance of local currency debt issued by emerging market governments, whose debt is accessible by most of the international investor base. The index incorporates a constrained market capitalization methodology in which individual issuer exposures are capped at 10% (with the excess distributed to smaller issuers) for greater diversification among issuing governments. The returns are reported in U.S.

dollar terms.

26	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Description of Terms and Indexes (unaudited) (continued)

LIBID:

London Interbank Bid Rate or the rate at which banks are willing to borrow for a discrete period of time.

Sovereign Debt:

Debt that is the direct obligation of a government issuer.

Spliced Australia & New Zealand Debt Composite:

A spliced index which tracks the BofA Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index through October 24, 2011. Thereafter, the composite tracks a weighted exposure to the local currency bond markets of Australia and New Zealand. Performance for Australia is proxied by the total returns of the Citigroup Australian Broad Investment-Grade Bond Index. Performance for the New Zealand bond market is proxied by the JP Morgan New Zealand Government Bond Index. Country exposures are rebalanced back to target weighting quarterly. The BofA Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index tracks a consistent investment in one-month New Zealand dollar-denominated bank deposits. The JP Morgan New Zealand Government Bond Index is a market capitalization-weighted index of locally denominated, fixed rate government debt.

Spot Rate and NDF Rate Returns:

A “spot” rate is the foreign exchange rate on foreign exchange currency contracts settled generally within two business days from the trade date. The NDF rate is the foreign exchange rate on non-deliverable forward currency contracts settled on a future date that is generally greater than two business days from the trade date. The Brazilian real and Indian rupee spot return rate relative to the U.S. dollar calculated by WisdomTree is the rate of return percentage difference between the end of period spot rate and the beginning of period spot rate using WM/Reuters London closing rates and WM/Reuters Singapore closing rates, respectively. The Chinese yuan NDF return rate relative to the U.S. dollar calculated by WisdomTree is the rate of return percentage difference between the end of period NDF rate and the beginning of period NDF rate using WM/Reuters Singapore closing rates.

WisdomTree Japan Interest Rate Strategy Index:

The WisdomTree Japan Interest Rate Strategy Index is designed to provide long exposure to monthly U.S. Treasury Bill returns plus short exposure to the monthly performance of Japanese government bonds while at the same time offsetting a portion of the exposure to fluctuations of the Japanese yen relative to the U.S. dollar (the amount of currency exposure to be offset is determined periodically with reference to its contribution to the overall volatility of the index).

Index Description:

Alpha Financial Technologies, LLC (“AFT”) has developed, maintained and owns rights to the methodology that is employed in connection with the Diversified Trends IndicatorTM (“DTI”). DTI® is a registered mark of AFT. The WisdomTree Managed Futures Strategy Fund is not sponsored, endorsed, sold or promoted by AFT. The DTI was created, compiled, maintained and is owned by AFT without regard to the WisdomTree Managed Futures Strategy Fund. The DTI is licensed on an “as is” basis without warranties or guarantees or other terms concerning merchantability, absence of defects, fitness or use for a particular purpose, timeliness, accuracy, completeness, currentness or quality. Neither AFT nor its affiliates make any warranties or guarantees as to the results to be obtained in connection with the use of the DTI or an investment in the WisdomTree Managed Futures Strategy Fund, and AFT and its affiliates shall have no liability in connection with any WisdomTree Managed Futures Strategy Fund investment.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	27

Description of Terms and Indexes (unaudited) (concluded)

Barclays Capital Inc. and its affiliates (“Barclays”) is not the issuer or producer of the Funds and Barclays has no responsibilities, obligations or duties to investors in the Funds. These Barclays Indexes are a trademark owned by Barclays Bank PLC and licensed for use by WisdomTree with respect to the WisdomTree Trust as the Issuer of the Funds. Barclays’ only relationship to WisdomTree is the licensing of these Barclays Indexes which is determined, composed and calculated by Barclays without regard to WisdomTree or the Funds. While WisdomTree may for itself execute transaction(s) with Barclays in or relating to these Barclays Indexes in connection with the Funds that investors acquire from WisdomTree, investors in the Funds neither acquire any interest in these Barclays Indexes nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in the Funds. The Funds are not sponsored, endorsed, sold or promoted by Barclays, and Barclays makes no representation or warranty (express or implied) to the owners of the Funds, the Issuer or members of the public regarding the advisability, legality or suitability of the Funds or use of the Barclays Indexes or any data included therein. Barclays shall not be liable in any way to the Issuer, investors, or to other third parties in respect to the use or accuracy of these Barclays Indexes or any data included therein or in connection with the administration, marketing, purchasing or performance of the Funds.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “BofA Merrill Lynch”, and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

The CBOE S&P 500 PutWrite Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and CBOE® and has been licensed for use by WisdomTree. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademarks Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by WisdomTree. CBOE® is a trademark of the Chicago Board Options Exchange, Incorporated, and has been licensed for use by SPDJI and WisdomTree. The WisdomTree CBOE S&P 500 PutWrite Strategy Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates or the Chicago Board Options Exchange, Incorporated, and none of such parties make any representation regarding the advisability of investing in such product(s), nor do they have any liability for any errors, omissions or interruptions of the CBOE S&P 500 PutWrite Index.

WisdomTree Investments and WisdomTree Asset Management (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index returns do not reflect expenses paid by the Funds. Index returns assume reinvestment of distributions. It is not possible to invest directly in an index.

28	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2015 to February 29, 2016.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 9/1/15 to 2/29/16” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	29

Shareholder Expense Examples (unaudited) (continued)

	Beginning Account Value 9/1/15	Ending Account Value 2/29/16	Annualized Expense Ratio Based on the Period‡ 9/1/15 to 2/29/16	Expenses Paid During the Period† 9/1/15 to 2/29/16
WisdomTree Bloomberg U.S. Dollar Bullish Fund
Actual	$1,000.00	$1,015.60	0.50%	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	0.50%	$2.51
WisdomTree Brazilian Real Strategy Fund
Actual	$1,000.00	$971.50	0.45%	$2.21
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	0.45%	$2.26
WisdomTree Chinese Yuan Strategy Fund
Actual	$1,000.00	$998.40	0.45%	$2.24
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	0.45%	$2.26
WisdomTree Commodity Currency Strategy Fund
Actual	$1,000.00	$973.60	0.55%	$2.70
Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	0.55%	$2.77
WisdomTree Emerging Currency Strategy Fund
Actual	$1,000.00	$981.80	0.55%	$2.71
Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	0.55%	$2.77
WisdomTree Indian Rupee Strategy Fund
Actual	$1,000.00	$990.80	0.45%	$2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	0.45%	$2.26
WisdomTree Asia Local Debt Fund
Actual	$1,000.00	$1,018.40	0.55%	$2.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	0.55%	$2.77
WisdomTree Australia & New Zealand Debt Fund
Actual	$1,000.00	$1,034.40	0.35%[2]	$1.77
Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	0.35%[2]	$1.76
WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund
Actual	$1,000.00	$1,017.00	0.12%*	$0.60
Hypothetical (5% return before expenses)	$1,000.00	$1,024.27	0.12%*	$0.60
WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund
Actual	$1,000.00	$964.60	0.28%	$1.37
Hypothetical (5% return before expenses)	$1,000.00	$1,023.47	0.28%	$1.41
WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund
Actual	$1,000.00	$989.60	0.23%	$1.14
Hypothetical (5% return before expenses)	$1,000.00	$1,023.72	0.23%	$1.16
WisdomTree Bloomberg Floating Rate Treasury Fund
Actual	$1,000.00	$999.60	0.15%*	$0.75
Hypothetical (5% return before expenses)	$1,000.00	$1,024.12	0.15%*	$0.75
WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund
Actual	$1,000.00	$901.40	0.48%	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	0.48%	$2.41
WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund
Actual	$1,000.00	$939.70	0.43%	$2.07
Hypothetical (5% return before expenses)	$1,000.00	$1,022.73	0.43%	$2.16
WisdomTree Emerging Markets Corporate Bond Fund
Actual	$1,000.00	$972.90	0.60%	$2.94
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	0.60%	$3.02

30	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 9/1/15	Ending Account Value 2/29/16	Annualized Expense Ratio Based on the Period‡ 9/1/15 to 2/29/16	Expenses Paid During the Period† 9/1/15 to 2/29/16
WisdomTree Emerging Markets Local Debt Fund
Actual	$1,000.00	$978.30	0.55%	$2.71
Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	0.55%	$2.77
WisdomTree Japan Interest Rate Strategy Fund (consolidated)
Actual	$1,000.00	$943.30	0.50%	$2.42
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	0.50%	$2.51
WisdomTree Strategic Corporate Bond Fund
Actual	$1,000.00	$994.40	0.45%*	$2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	0.45%*	$2.26
WisdomTree Western Asset Unconstrained Bond Fund
Actual	$1,000.00	$970.90	0.55%*	$2.70
Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	0.55%*	$2.77
WisdomTree CBOE S&P 500 PutWrite Strategy Fund
Actual[1]	$1,000.00	$998.80	0.38%*	$0.08
Hypothetical (5% return before expenses)	$1,000.00	$1,022.97	0.38%*	$1.91
WisdomTree Global Real Return Fund (consolidated)
Actual	$1,000.00	$983.90	0.60%	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	0.60%	$3.02
WisdomTree Managed Futures Strategy Fund (consolidated)
Actual	$1,000.00	$1,037.60	0.95%	$4.81
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	0.95%	$4.77
‡	The annualized expense ratio does not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/366 (to reflect the one-half year period).

*	WisdomTree Asset Management, Inc. has contractually agreed to limit its management fee to 0.12%, 0.15%, 0.45%, 0.55% and 0.38% for WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund, WisdomTree Bloomberg Floating Rate Treasury Fund, WisdomTree Strategic Corporate Bond Fund, WisdomTree Western Asset Unconstrained Bond Fund and WisdomTree CBOE S&P 500 PutWrite Strategy Fund, respectively, through December 31, 2016, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

1	Fund commenced operations on February 22, 2016. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 8/366 (to reflect the period since commencement of operations).

2	Effective November 10, 2015, WisdomTree Asset Management, Inc. has voluntarily agreed to waive 0.15% of its management fee. This voluntary waiver may be reduced or discontinued at any time without notice.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	31

Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 29, 2016

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.5%
U.S. Treasury Bills – 99.5%
U.S. Treasury Bills
0.13%, 3/10/16*	$67,115,000	$67,112,248
0.24%, 3/31/16*	43,800,000	43,791,065
0.11%, 4/7/16*	68,450,000	68,433,161
0.23%, 5/26/16*	76,150,000	76,092,279
TOTAL INVESTMENTS IN SECURITIES – 99.5% (Cost: $255,475,820)		255,428,753
Cash and Other Assets in Excess of Liabilities – 0.5%		1,303,054

NET ASSETS – 100.0%		$256,731,807
*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
3/3/2016	AUD	21,909,892	USD	15,485,627	$(151,836)
3/3/2016	AUD	667,105	USD	471,655	(4,469)
3/3/2016	AUD	483,230	USD	346,410	1,521
3/3/2016	AUD	240,000	USD	169,538	(1,754)
3/3/2016	BRL	10,553,151	USD	2,601,381	(25,961)
3/3/2016	BRL	10,983,890	USD	2,722,963	(11,617)
3/3/2016	BRL	532,350	USD	132,307	(228)
3/3/2016	BRL	477,440	USD	119,354	489
3/3/2016	BRL	230,000	USD	58,552	1,290
3/3/2016	CAD	41,889,399	USD	29,898,191	(1,062,127)
3/3/2016	CAD	338,009	USD	241,240	(8,581)
3/3/2016	CAD	902,779	USD	655,485	(11,756)
3/3/2016	CAD	445,000	USD	319,918	(8,980)
3/3/2016	CHF	11,372,117	USD	11,116,080	(273,560)
3/3/2016	CHF	302,129	USD	296,348	(6,246)
3/3/2016	CHF	246,284	USD	245,428	(1,235)
3/3/2016	CHF	125,000	USD	126,098	905
3/3/2016	CNH	51,881,378	USD	7,828,079	(89,444)
3/3/2016	CNH	1,109,768	USD	167,495	(1,865)
3/3/2016	CNH	530,000	USD	80,292	(590)
3/3/2016	EUR	37,408,893	USD	40,551,614	(144,682)
3/3/2016	EUR	38,935,785	USD	42,206,313	(151,055)
3/3/2016	EUR	289,514	USD	315,434	478
3/3/2016	EUR	1,608,520	USD	1,788,045	38,172
3/3/2016	EUR	820,000	USD	915,044	22,984
3/3/2016	GBP	16,696,198	USD	23,790,362	551,728
3/3/2016	GBP	734,812	USD	1,055,279	32,529
3/3/2016	GBP	367,013	USD	535,844	25,016
3/3/2016	GBP	185,000	USD	268,245	10,752
3/3/2016	JPY	5,872,171,713	USD	48,531,829	(3,548,164)
3/3/2016	JPY	120,822,849	USD	1,027,016	(44,556)
3/3/2016	JPY	62,345,000	USD	533,309	(19,626)
3/3/2016	MXN	449,113,539	USD	24,725,203	(44,670)
3/3/2016	MXN	20,667,336	USD	1,127,181	(12,681)

FORWARD CONTRACTS (continued)
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
3/3/2016	MXN	10,235,853	USD	560,558	$(3,978)
3/3/2016	MXN	4,940,000	USD	267,067	(5,388)
3/3/2016	USD	16,630,537	AUD	23,300,227	(768)
3/3/2016	USD	5,670,039	BRL	22,776,831	544
3/3/2016	USD	32,218,253	CAD	43,575,187	(11,974)
3/3/2016	USD	12,063,625	CHF	12,045,530	466
3/3/2016	USD	8,169,297	CNH	53,521,146	(1,532)
3/3/2016	USD	43,871,124	EUR	40,321,983	(5,742)
3/3/2016	USD	42,144,102	EUR	38,740,729	1,069
3/3/2016	USD	25,029,671	GBP	17,983,023	34
3/3/2016	USD	311,093	JPY	37,639,449	22,729
3/3/2016	USD	27,218,545	JPY	3,069,027,057	500
3/3/2016	USD	26,152,311	JPY	2,948,673,056	(679)
3/3/2016	USD	26,748,854	MXN	484,956,728	(2,129)
3/4/2016	KRW	5,225,847,154	USD	4,321,739	96,228
3/4/2016	KRW	5,439,147,036	USD	4,532,698	134,717
3/4/2016	KRW	93,125,248	USD	77,213	1,914
3/4/2016	KRW	232,070,346	USD	192,943	5,296
3/4/2016	KRW	114,000,000	USD	95,131	2,953
3/4/2016	USD	8,954,992	KRW	11,104,189,784	23,626
4/5/2016	AUD	21,940,529	USD	15,636,467	607
4/5/2016	BRL	21,520,080	USD	5,311,174	—
4/5/2016	CAD	39,973,168	USD	29,555,219	10,295
4/5/2016	CHF	11,202,768	USD	11,237,774	(842)
4/5/2016	CNH	50,626,762	USD	7,703,989	(1,348)
4/5/2016	EUR	36,577,953	USD	39,829,733	(1,635)
4/5/2016	EUR	38,070,929	USD	41,461,907	4,770
4/5/2016	GBP	17,545,984	USD	24,424,361	(250)
4/5/2016	JPY	2,753,470,863	USD	24,447,589	(572)
4/5/2016	JPY	2,645,491,614	USD	23,489,674	264
4/5/2016	KRW	10,930,978,802	USD	8,806,783	(24,363)
4/5/2016	MXN	461,572,035	USD	25,386,331	(234)
					$(4,695,241)

See Notes to Financial Statements.

32	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 29, 2016

CURRENCY LEGEND

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CHF	Swiss franc
CNH	Offshore Chinese renminbi
EUR	Euro
GBP	British pound
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	33

Schedule of Investments (unaudited)

WisdomTree Brazilian Real Strategy Fund (BZF)

February 29, 2016

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 77.2%
U.S. Treasury Bills – 77.2%
U.S. Treasury Bills
0.29%, 3/24/16*	$10,000,000	$9,998,540
0.20%, 4/28/16*	2,000,000	1,999,144
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $11,997,543)		11,997,684
REPURCHASE AGREEMENT – 22.6%
United States – 22.6%
Deutsche Bank, tri-party repurchase agreement dated 2/29/16, 0.31% due 3/1/16; Proceeds at maturity – $3,516,030 (fully collateralized by U.S. Treasury Bond, 3.63% due 2/15/44; Market value – $3,586,423) (Cost: $3,516,000)	3,516,000	3,516,000
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $15,513,543)		15,513,684
Cash and Other Assets in Excess of Liabilities – 0.2%		23,708

NET ASSETS – 100.0%		$15,537,392
*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
3/2/2016	BRL	18,550,104	USD	4,687,921	$26,271
3/2/2016	BRL	11,577,212	USD	2,925,016	15,657
3/2/2016	USD	4,800,751	BRL	18,550,104	(139,101)
3/2/2016	USD	3,002,078	BRL	11,577,212	(92,719)
4/4/2016	USD	3,289,474	BRL	13,600,000	98,794
4/4/2016	USD	4,475,271	BRL	18,550,000	146,227
6/2/2016	USD	4,614,022	BRL	18,750,000	(22,991)
6/2/2016	USD	2,927,645	BRL	11,900,000	(13,871)
					$18,267

CURRENCY LEGEND

BRL	Brazilian real
USD	U.S. dollar

See Notes to Financial Statements.

34	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

February 29, 2016

Investments	Principal Amount†	Value
U.S. GOVERNMENT OBLIGATIONS – 50.0%
U.S. Treasury Bill – 50.0%
U.S. Treasury Bill 0.17%, 4/7/16* (Cost: $27,087,855)	$27,092,000	$27,085,335
TIME DEPOSITS – 19.7%
China – 19.7%
Barclays Capital, Inc. 3.80%, 3/18/16	17,500,000 CNH	2,671,021
BNP Paribas S.A. 3.70%, 3/18/16	17,500,000 CNH	2,671,022
Deutsche Bank AG 5.50%, 3/18/16	17,500,000 CNH	2,671,022
Standard Chartered Bank 3.75%, 3/18/16	17,500,000 CNH	2,671,022
TOTAL TIME DEPOSITS (Cost: $10,735,620)		10,684,087
REPURCHASE AGREEMENT – 29.4%
United States – 29.4%
Citigroup, Inc., tri-party repurchase agreement dated 2/29/16, 0.31% due 3/1/16; Proceeds at maturity – $15,940,137 (fully collateralized by Fannie Mae, 4.00% – 7.50% due 11/1/26 – 11/1/49; Market value – $16,737,000) (Cost: $15,940,000)	15,940,000	15,940,000
TOTAL INVESTMENTS IN SECURITIES – 99.1% (Cost: $53,763,475)		53,709,422
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.9%		482,064

NET ASSETS – 100.0%		$54,191,486
†	Principal amount is reported in U.S. dollars unless otherwise noted.

*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
3/10/2016	CNH	15,910,747	USD	2,482,370	$54,761
3/10/2016	CNH	16,715,000	USD	2,494,590	(55,728)
3/10/2016	USD	2,638,204	CNH	17,311,893	3,187
3/10/2016	USD	425,018	CNH	2,735,000	(7,721)
3/10/2016	USD	1,908,113	CNH	12,578,854	11,126
4/13/2016	CNH	12,600,000	USD	1,898,219	(18,224)
4/13/2016	CNH	16,585,000	USD	2,516,310	(6,247)
4/13/2016	CNY	16,372,463	USD	2,546,262	56,107
4/13/2016	CNY	15,280,000	USD	2,274,148	(49,850)
4/13/2016	USD	17,121,530	CNH	110,100,000	(375,464)
4/13/2016	USD	1,920,742	CNH	12,500,000	(19,509)
4/13/2016	USD	1,826,873	CNH	12,000,000	(1,689)
4/13/2016	USD	5,238,288	CNY	33,724,620	(108,973)
4/13/2016	USD	3,932,541	CNY	25,300,000	(84,560)

FORWARD CONTRACTS (continued)
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
4/13/2016	USD	7,752,457	CNY	50,030,480	$(143,117)
4/29/2016	CNY	16,260,000	USD	2,465,130	(2,981)
4/29/2016	USD	18,085,813	CNY	116,834,354	(351,484)
					$(1,100,366)

CURRENCY LEGEND

CNH	Offshore Chinese renminbi
CNY	Chinese yuan
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	35

Schedule of Investments (unaudited)

WisdomTree Commodity Currency Strategy Fund (CCX)

February 29, 2016

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 72.8%
U.S. Treasury Bill – 72.8%
U.S. Treasury Bill 0.25%, 3/31/16* (Cost: $3,299,324)	$3,300,000	$3,299,327
REPURCHASE AGREEMENT – 26.2%
United States – 26.2%
Citigroup, Inc., tri-party repurchase agreement dated 2/29/16, 0.31% due 3/1/16; Proceeds at maturity – $1,185,010 (fully collateralized by Fannie Mae, 3.00% – 5.52% due 8/1/42 – 11/1/43, Freddie Mac, 3.50% due 1/1/46, Ginnie Mae, 3.50% due 2/20/46 and Resolution Funding Corp. Interest Strip, 0.00% due 7/15/26; Market value – $1,243,637) (Cost: $1,185,000)	1,185,000	1,185,000
TOTAL INVESTMENTS IN SECURITIES – 99.0% (Cost: $4,484,324)		4,484,327
Cash and Other Assets in Excess of Liabilities – 1.0%		46,123

NET ASSETS – 100.0%		$4,530,450
*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
3/2/2016	AUD	274,324	USD	196,526	$590
3/2/2016	AUD	806,306	USD	580,567	4,663
3/2/2016	BRL	2,232,648	USD	564,941	3,876
3/2/2016	CAD	260,442	USD	188,338	(3,927)
3/2/2016	CAD	776,080	USD	570,719	(2,202)
3/2/2016	CLP	139,685,532	USD	195,091	(5,938)
3/2/2016	CLP	417,676,243	USD	603,312	2,210
3/2/2016	NOK	1,691,301	USD	193,698	(310)
3/2/2016	NOK	5,042,791	USD	581,938	3,484
3/2/2016	NZD	301,452	USD	203,016	4,253
3/2/2016	NZD	895,601	USD	599,135	8,620
3/2/2016	RUB	12,879,461	USD	178,807	7,180
3/2/2016	RUB	39,710,424	USD	519,831	(9,337)
3/2/2016	USD	779,554	AUD	1,080,630	(7,714)
3/2/2016	USD	544,475	BRL	2,232,648	16,590
3/2/2016	USD	779,167	CAD	1,036,522	(13,981)
3/2/2016	USD	773,576	CLP	557,361,775	28,556
3/2/2016	USD	777,401	NOK	6,734,092	(4,939)
3/2/2016	USD	781,794	NZD	1,197,053	7,483
3/2/2016	USD	780,330	RUB	52,589,885	(79,535)
3/2/2016	USD	769,485	ZAR	11,059,121	(68,871)
3/2/2016	ZAR	2,719,867	USD	178,344	6,036
3/2/2016	ZAR	8,339,254	USD	534,028	5,722
6/3/2016	USD	566,793	AUD	790,460	(4,562)
6/3/2016	USD	570,594	BRL	2,318,609	(3,039)

FORWARD CONTRACTS (continued)
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
6/3/2016	USD	572,273	CAD	778,085	$2,218
6/3/2016	USD	568,564	CLP	397,372,286	(2,128)
6/3/2016	USD	565,223	NOK	4,900,304	(3,372)
6/3/2016	USD	569,691	NZD	856,025	(8,252)
6/3/2016	USD	568,371	RUB	44,480,988	10,198
6/3/2016	USD	567,449	ZAR	9,019,940	(6,388)
					$(112,816)

CURRENCY LEGEND

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CLP	Chilean peso
NOK	Norwegian krone
NZD	New Zealand dollar
RUB	Russian ruble
USD	U.S. dollar
ZAR	South African rand

See Notes to Financial Statements.

36	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

February 29, 2016

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 64.9%
U.S. Treasury Bills – 64.9%
U.S. Treasury Bills
0.07%, 3/10/16*	$13,050,000	$13,049,465
0.22%, 4/7/16*	11,886,000	11,883,076
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $24,933,196)		24,932,541
REPURCHASE AGREEMENT – 31.9%
United States – 31.9%
Citigroup, Inc., tri-party repurchase agreement dated 2/29/16, 0.31% due 3/1/16; Proceeds at maturity – $12,250,105 (fully collateralized by U.S. Treasury Bonds Coupon Strips, 0.00% due 8/15/17 – 5/15/44; Market value – $12,495,000) (Cost: $12,250,000)	12,250,000	12,250,000
TOTAL INVESTMENTS IN SECURITIES – 96.8% (Cost: $37,183,196)		37,182,541
Cash and Other Assets in Excess of Liabilities — 3.2%		1,217,117

NET ASSETS – 100.0%		$38,399,658
*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
5/3/2016	BRL	899,835	USD	225,882	$3,538
5/3/2016	BRL	456,364	USD	113,549	784
5/3/2016	CLP	156,603,934	USD	222,512	(1,462)
5/3/2016	CLP	78,880,842	USD	110,730	(2,085)
5/3/2016	CNH	1,467,574	USD	219,467	(3,290)
5/3/2016	CNH	734,913	USD	110,264	(1,285)
5/3/2016	COP	736,499,030	USD	219,167	(730)
5/3/2016	COP	368,218,498	USD	109,487	(452)
5/3/2016	IDR	3,101,884,921	USD	222,997	(5,831)
5/3/2016	IDR	1,540,077,220	USD	111,535	(2,077)
5/3/2016	INR	15,032,627	USD	218,434	2,126
5/3/2016	INR	7,545,638	USD	109,947	1,371
5/3/2016	KRW	263,322,443	USD	218,525	6,373
5/3/2016	KRW	130,469,822	USD	108,661	3,546
5/3/2016	MXN	4,053,708	USD	221,777	(1,218)
5/3/2016	MXN	2,026,297	USD	109,681	(1,786)
5/3/2016	MYR	949,384	USD	227,943	3,306
5/3/2016	MYR	467,766	USD	112,715	2,035
5/3/2016	PHP	10,494,538	USD	216,964	(2,580)
5/3/2016	PHP	5,286,797	USD	109,698	(900)
5/3/2016	THB	7,890,767	USD	220,782	114
5/3/2016	THB	3,956,352	USD	111,009	368
5/3/2016	TRY	668,313	USD	223,904	1,758
5/3/2016	TRY	339,202	USD	113,495	746
5/3/2016	USD	2,833,596	BRL	11,849,249	94,289
5/3/2016	USD	2,835,289	CLP	2,052,947,357	100,828
5/3/2016	USD	2,836,471	CNH	18,974,008	$43,506
5/3/2016	USD	2,818,675	COP	9,645,505,484	61,183
5/3/2016	USD	2,835,648	IDR	40,096,068,673	122,256
5/3/2016	USD	960,500	INR	66,288,909	(6,654)
5/3/2016	USD	932,047	INR	64,339,235	(6,256)
5/3/2016	USD	931,913	INR	64,339,237	(6,121)
5/3/2016	USD	2,830,039	KRW	3,414,017,964	(79,461)
5/3/2016	USD	2,831,270	MXN	52,634,020	64,134
5/3/2016	USD	2,878,680	MYR	12,225,752	14,099
5/3/2016	USD	2,817,273	PHP	136,525,054	38,800
5/3/2016	USD	2,833,515	THB	102,034,862	19,929
5/3/2016	USD	2,847,411	TRY	8,746,442	59,880
5/3/2016	USD	2,830,923	ZAR	47,192,328	123,047
5/3/2016	ZAR	3,657,066	USD	227,399	(1,512)
5/3/2016	ZAR	1,806,810	USD	111,250	(1,846)
5/4/2016	PLN	891,895	USD	225,371	2,452
5/4/2016	PLN	451,492	USD	113,779	934
5/4/2016	RUB	17,657,091	USD	225,046	(6,278)
5/4/2016	RUB	8,740,674	USD	110,266	(4,244)
5/4/2016	USD	2,830,122	PLN	11,674,519	87,791
5/4/2016	USD	2,851,996	RUB	229,096,310	149,378
					$872,503

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	37

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Currency Strategy Fund (CEW)

February 29, 2016

CURRENCY LEGEND

BRL	Brazilian real
CLP	Chilean peso
CNH	Offshore Chinese renminbi
COP	Colombian peso
IDR	Indonesian rupiah
INR	Indian rupee
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PHP	Philippine peso
PLN	Polish zloty
RUB	Russian ruble
THB	Thai baht
TRY	Turkish New lira
USD	U.S. dollar
ZAR	South African rand

See Notes to Financial Statements.

38	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Indian Rupee Strategy Fund (ICN)

February 29, 2016

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 73.5%
U.S. Treasury Bill – 73.5%
U.S. Treasury Bill 0.25%, 3/31/16* (Cost: $7,501,465)	$7,503,000	$7,501,469
REPURCHASE AGREEMENT – 26.3%
United States – 26.3%
Citigroup, Inc., tri-party repurchase agreement dated 2/29/16, 0.31% due 3/1/16; Proceeds at maturity—$2,678,023 (fully collateralized by Fannie Mae, 1.81% – 7.00% due 4/8/20 – 11/1/40, Freddie Mac, 1.80% due 9/28/20, Ginnie Mae, 3.00% – 5.50% due 11/15/38 – 7/15/45, and U.S. Treasury Bond Coupon Strips, 0.00% due 5/15/28; Market value – $2,798,362) (Cost: $2,678,000)	2,678,000	2,678,000
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $10,179,465)		10,179,469
Cash and Other Assets in Excess of Liabilities – 0.2%		21,111

NET ASSETS – 100.0%		$10,200,580
*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
5/3/2016	USD	3,503,080	INR	241,765,057	$(24,268)
5/3/2016	USD	3,399,309	INR	234,654,325	(22,816)
5/3/2016	USD	3,398,817	INR	234,654,332	(22,323)
					$(69,407)

CURRENCY LEGEND

INR	Indian rupee
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	39

Schedule of Investments (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

February 29, 2016

Investments	Principal Amount†	Value
FOREIGN CORPORATE BOND – 4.7%
Taiwan – 4.7%
Export-Import Bank of Korea 0.70%, 7/1/16, Reg S	47,300,000 TWD	$1,416,566
FOREIGN GOVERNMENT AGENCIES – 13.3%
Australia – 13.3%
Queensland Treasury Corp. 6.00%, 7/21/22, Series 22, Reg S	1,317,000 AUD	1,132,825
South Australian Government Financing Authority 5.00%, 5/20/21, Series 21	1,800,000 AUD	1,451,325
Western Australian Treasury Corp. 7.00%, 10/15/19, Series 19	1,728,000 AUD	1,441,247
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $4,531,901)		4,025,397
FOREIGN GOVERNMENT OBLIGATIONS – 61.0%
China – 4.6%
China Government Bond
2.48%, 12/1/20	2,000,000 CNY	288,514
2.36%, 8/18/21, Reg S	2,500,000 CNY	354,168
3.10%, 6/29/22	2,500,000 CNY	364,171
3.48%, 6/29/27, Reg S	2,500,000 CNY	372,575

Total China		1,379,428
Hong Kong – 6.7%
Hong Kong Government Bond 1.51%, 2/24/27	2,500,000 HKD	326,121
Hong Kong Government Bond Programme
2.46%, 8/4/21	8,700,000 HKD	1,193,371
1.10%, 1/17/23	4,000,000 HKD	511,406

Total Hong Kong		2,030,898
Indonesia – 4.0%
Indonesia Treasury Bond
12.80%, 6/15/21, Series FR34	7,718,000,000 IDR	688,702
7.00%, 5/15/22, Series FR61	7,334,000,000 IDR	512,739

Total Indonesia		1,201,441
Malaysia – 6.7%
Malaysia Government Bond
4.01%, 9/15/17, Series 0210	1,050,000 MYR	253,569
3.26%, 3/1/18, Series 0213	2,886,000 MYR	686,453
4.38%, 11/29/19, Series 0902	4,405,000 MYR	1,080,571

Total Malaysia		2,020,593
New Zealand – 2.2%
New Zealand Government Bond 5.00%, 3/15/19, Series 319, Reg S	941,000 NZD	669,533
Philippines – 6.5%
Philippine Government Bond
5.00%, 8/18/18, Series 7-51	17,850,000 PHP	390,930
3.50%, 3/20/21, Series 7-57	10,000,000 PHP	209,014
Philippine Government International Bond
4.95%, 1/15/21	27,000,000 PHP	581,411
3.90%, 11/26/22	22,000,000 PHP	445,099
6.25%, 1/14/36	15,000,000 PHP	342,038

Total Philippines		1,968,492
Singapore – 13.6%
Singapore Government Bond
2.50%, 6/1/19	1,105,000 SGD	$816,249
2.25%, 6/1/21	2,060,000 SGD	1,495,216
3.00%, 9/1/24	1,960,000 SGD	1,477,089
2.88%, 7/1/29	423,000 SGD	310,510

Total Singapore		4,099,064
South Korea – 12.2%
Korea Treasury Bond
5.75%, 9/10/18, Series 1809	1,898,520,000 KRW	1,697,510
3.50%, 3/10/24, Series 2403	2,172,390,000 KRW	1,985,521

Total South Korea		3,683,031
Thailand – 4.5%
Thailand Government Bond
3.25%, 6/16/17	28,114,000 THB	807,895
2.80%, 10/10/17	19,610,000 THB	561,902

Total Thailand		1,369,797
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $21,699,435)		18,422,277
SUPRANATIONAL BONDS – 13.8%
Asian Development Bank 2.85%, 10/21/20	4,000,000 CNY	578,223
European Investment Bank 7.20%, 7/9/19, Reg S	11,860,000,000 IDR	842,331
International Finance Corp. 8.25%, 6/10/21	88,830,000 INR	1,383,150
Nordic Investment Bank 3.50%, 1/30/18(a)	2,035,000 NZD	1,361,595
TOTAL SUPRANATIONAL BONDS (Cost: $4,789,574)		4,165,299

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.3%
United States – 2.3%
State Street Navigator Securities Lending Prime Portfolio, 0.49%(b) (Cost: $683,400)(c)	683,400	683,400
TOTAL INVESTMENTS IN SECURITIES – 95.1% (Cost: $33,299,420)		28,712,939
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 4.9%		1,472,861

NET ASSETS – 100.0%		$30,185,800
†	Prinicipal amount is reported in U.S. dollars unless otherwise noted.
(a)	Security, or portion thereof, was on loan at February 29, 2016 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of February 29, 2016.
(c)	At February 29, 2016, the total market value of the Fund’s securities on loan was $669,089 and the total market value of the collateral held by the Fund was $683,400.

Reg S –	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

40	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Local Debt Fund (ALD)

February 29, 2016

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
3/16/2016	USD	363,650	INR	24,630,000	$(6,168)
3/16/2016	USD	145,201	INR	10,000,000	(60)
3/16/2016	USD	81,377	KRW	96,000,000	(3,932)
3/16/2016	USD	639,375	THB	23,107,000	7,643
3/16/2016	USD	411,170	TWD	13,496,662	(6,640)
3/16/2016	USD	150,317	TWD	5,000,000	(454)
					$(9,611)

CURRENCY LEGEND

AUD	Australian dollar
CNY	Chinese yuan
HKD	Hong Kong dollar
IDR	Indonesian rupiah
INR	Indian rupee
KRW	South Korean won
MYR	Malaysian ringgit
NZD	New Zealand dollar
PHP	Philippine peso
SGD	Singapore dollar
THB	Thai baht
TWD	New Taiwan dollar
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	41

Schedule of Investments (unaudited)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

February 29, 2016

Investments	Principal Amount†	Value

FOREIGN GOVERNMENT AGENCIES – 38.1%
Australia – 38.1%
Australian Capital Territory
5.50%, 6/7/18	610,000 AUD	$469,207
4.25%, 4/11/22	3,750,000 AUD	2,951,593
KFW
6.25%, 12/4/19	1,312,000 AUD	1,063,791
2.75%, 4/16/20, Reg S	1,000,000 AUD	719,720
6.25%, 5/19/21	800,000 AUD	670,426
4.00%, 2/27/25, Reg S	2,000,000 AUD	1,550,002
Landwirtschaftliche Rentenbank
5.50%, 3/29/22	1,550,000 AUD	1,272,308
4.25%, 1/24/23, Series 15	1,400,000 AUD	1,081,215
4.75%, 4/8/24	1,540,000 AUD	1,236,860
New South Wales Treasury Corp.
6.00%, 2/1/18, Series 18	600 AUD	462
6.00%, 5/1/20, Series 520	3,340,000 AUD	2,769,864
4.00%, 4/8/21	2,525,000 AUD	1,968,006
5.00%, 8/20/24, Series 24	1,110,000 AUD	944,216
Northern Territory Treasury Corp. 4.25%, 9/20/21	4,500,000 AUD	3,510,393
Queensland Treasury Corp.
6.25%, 2/21/20, Series 20, Reg S	4,280,000 AUD	3,531,276
5.50%, 6/21/21, Series 21, Reg S	3,120,000 AUD	2,577,704
5.75%, 7/22/24, Series 24, Reg S	3,455,000 AUD	3,014,882
4.75%, 7/21/25, Series 25, Reg S(a)	2,425,000 AUD	1,997,343
South Australian Government Financing Authority
5.75%, 9/20/17, Series 17	490,000 AUD	369,790
5.00%, 5/20/21, Series 21	2,755,000 AUD	2,221,334
4.25%, 11/20/23, Series 23	3,595,000 AUD	2,844,979
Tasmanian Public Finance 5.00%, 9/20/17, Series 17, Reg S	2,900,000 AUD	2,164,050
Treasury Corp. of Victoria
6.00%, 6/15/20, Series 0620	1,900,000 AUD	1,576,806
6.00%, 10/17/22, Series 1022	4,080,000 AUD	3,560,243
Western Australian Treasury Corp.
7.00%, 10/15/19, Series 19	750,000 AUD	625,541
2.50%, 7/22/20, Reg S	6,650,000 AUD	4,786,754
7.00%, 7/15/21, Series 21	4,645,000 AUD	4,078,803
6.00%, 10/16/23, Series 23	3,437,800 AUD	2,997,501
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $59,399,076)		56,555,069
FOREIGN GOVERNMENT OBLIGATIONS – 32.6%
Australia – 20.9%
Australia Government Bond
4.25%, 7/21/17, Series 135, Reg S	2,630,000 AUD	1,940,777
5.50%, 1/21/18, Series 132, Reg S	6,068,000 AUD	4,632,106
3.25%, 10/21/18, Series 141, Reg S	4,050,000 AUD	3,005,213
5.25%, 3/15/19, Series 122, Reg S	1,011,000 AUD	796,762
2.75%, 10/21/19, Series 143, Reg S	4,395,000 AUD	3,247,049
4.50%, 4/15/20, Series 126, Reg S	2,450,000 AUD	1,936,628
1.75%, 11/21/20, Series 146, Reg S	3,645,000 AUD	2,584,368
5.75%, 5/15/21, Series 124, Reg S	2,770,000 AUD	2,348,194
5.75%, 7/15/22, Series 128, Reg S	1,845,000 AUD	1,602,794
5.50%, 4/21/23, Series 133, Reg S	2,795,000 AUD	2,430,868
3.25%, 4/21/25, Series 139, Reg S	1,550,000 AUD	1,189,317
4.75%, 4/21/27, Series 136, Reg S	2,645,000 AUD	$2,307,940
4.50%, 4/21/33, Series 140, Reg S	3,585,000 AUD	3,143,496

Total Australia		31,165,512
New Zealand – 11.7%
New Zealand Government Bond
6.00%, 12/15/17, Series 1217, Reg S	4,744,000 NZD	3,334,111
5.00%, 3/15/19, Series 319, Reg S	4,400,000 NZD	3,130,656
3.00%, 4/15/20, Series 420, Reg S	3,255,000 NZD	2,197,197
6.00%, 5/15/21, Series 521, Reg S	4,205,000 NZD	3,248,783
5.50%, 4/15/23, Series 423, Reg S	3,745,000 NZD	2,927,345
4.50%, 4/15/27, Series 427, Reg S	2,490,000 NZD	1,878,932
3.50%, 4/14/33, Reg S	955,000 NZD	648,113

Total New Zealand		17,365,137
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $51,468,508)		48,530,649
SUPRANATIONAL BONDS – 28.0%
African Development Bank
5.25%, 3/23/22, Series GDIF	1,889,000 AUD	1,529,032
4.75%, 3/6/24, Series GDIF	650,000 AUD	521,157
Asian Development Bank
5.00%, 3/9/22	3,050,000 AUD	2,454,979
3.75%, 3/12/25	3,350,000 AUD	2,552,084
Council of Europe Development Bank 6.00%, 10/8/20	2,945,000 AUD	2,399,155
EUROFIMA
6.25%, 12/28/18, Reg S	2,450,000 AUD	1,923,808
5.50%, 6/30/20	3,060,000 AUD	2,430,251
European Bank for Reconstruction & Development 0.50%, 9/1/23	5,840,000 AUD	3,413,197
European Investment Bank
6.50%, 8/7/19	795,000 AUD	642,504
2.50%, 4/30/20	2,000,000 AUD	1,424,174
2.84%, 3/10/21(b)	3,362,000 AUD	2,086,072
Inter-American Development Bank
6.50%, 8/20/19	1,337,000 AUD	1,085,295
3.25%, 2/7/20	2,850,000 AUD	2,094,503
4.75%, 8/27/24	1,555,000 AUD	1,262,588
2.75%, 10/30/25	1,360,000 AUD	954,956
International Bank for Reconstruction & Development
5.75%, 10/21/19, Series GDIF	3,045,000 AUD	2,430,600
2.50%, 3/12/20	2,880,000 AUD	2,062,067
International Finance Corp.
5.75%, 7/28/20	3,766,000 AUD	3,054,428
4.00%, 4/3/25, Reg S	2,410,000 AUD	1,873,029
Landwirtschaftliche Rentenbank
5.50%, 3/9/20	670,000 AUD	531,651
2.70%, 9/5/22, Reg S	1,450,000 AUD	1,023,268
Nordic Investment Bank 4.75%, 2/28/24	4,755,000 AUD	3,841,668
TOTAL SUPRANATIONAL BONDS (Cost: $43,013,954)		41,590,466
TOTAL INVESTMENTS IN SECURITIES – 98.7% (Cost: $153,881,538)		146,676,184
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 1.3%		1,875,926

NET ASSETS – 100.0%		$148,552,110

See Notes to Financial Statements.

42	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

February 29, 2016

†	Principal amount is reported in U.S. dollars unless otherwise noted.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Represents a zero coupon bond. Rate shown reflects the effective yield as of February 29, 2016.

Reg S –	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
3/3/2016	AUD	8,559,636	USD	6,113,250	$(471)
3/3/2016	NZD	1,101,327	USD	726,104	(56)
					$(527)

CURRENCY LEGEND

AUD	Australian dollar
NZD	New Zealand dollar
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	43

Schedule of Investments (unaudited)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

February 29, 2016

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 25.6%
Federal Home Loan Mortgage Corporation – 9.4%
6.75%, 9/15/29, Series GDIF	$100,000	$150,330
6.25%, 7/15/32	195,000	286,529
5.00%, 6/1/37	7,159	7,901
5.50%, 2/1/40	26,255	29,464
4.00%, 11/1/40	44,454	47,547
5.50%, 6/1/41	12,081	13,556
5.00%, 7/1/41	23,292	25,652
3.00%, 2/1/44	367,042	376,268
3.50%, 5/1/44	200,704	210,142
4.50%, 5/1/44	43,236	46,969
3.50%, 7/1/44	206,362	216,065
4.50%, 7/1/44	501,456	544,768
3.50%, 10/1/44	70,829	74,160
3.50%, 1/1/45	200,843	210,287
4.00%, 3/1/45	44,093	47,067
3.00%, 4/1/45	48,009	49,181
3.00%, 5/1/45	192,977	197,690
3.50%, 6/1/45	185,823	194,560
4.00%, 6/1/45	187,767	200,471
3.00%, 7/1/45	48,821	50,014
3.00%, 8/1/45	195,525	200,300
3.50%, 8/1/45	597,676	625,780
4.00%, 9/1/45	388,468	414,812
4.00%, 10/1/45	417,034	445,314
3.50%, 11/1/45	198,114	207,430
3.00%, 12/1/45	198,977	203,837
3.00%, 3/1/46(a)	350,000	358,121
3.50%, 3/1/46(a)	550,000	575,083
4.00%, 3/1/46(a)	400,000	426,258
4.50%, 3/1/46(a)	175,000	189,738
5.00%, 3/1/46(a)	775,000	852,448

Total Federal Home Loan Mortgage Corporation		7,477,742
Federal National Mortgage Association – 15.8%
3.00%, 3/1/28	145,000	144,230
6.25%, 5/15/29	240,000	343,272
5.63%, 7/15/37	170,000	238,944
5.00%, 5/1/38	38,295	42,403
5.50%, 11/1/38	8,018	9,024
5.50%, 4/1/40	41,428	46,887
5.50%, 9/1/41	179,840	202,549
4.00%, 12/1/42	346,990	371,490
2.50%, 3/1/43	38,774	38,692
4.00%, 6/1/43	330,878	353,853
3.00%, 7/1/43	49,447	50,805
4.00%, 8/1/43	199,130	212,697
4.00%, 9/1/43	505,594	540,040
4.50%, 9/1/43	82,357	89,722
3.50%, 10/1/43	682,273	716,151
4.00%, 5/1/44	44,074	47,076
4.50%, 5/1/44	564,754	617,158
4.00%, 7/1/44	47,874	51,136
4.00%, 8/1/44	255,260	272,651
4.00%, 11/1/44	39,827	42,540
3.00%, 1/1/45	22,570	23,174
4.00%, 2/1/45	207,417	221,549
3.00%, 4/1/45	498,996	512,333
3.00%, 5/1/45	192,678	197,828
3.50%, 6/1/45	193,690	203,236
3.50%, 7/1/45	96,738	101,468
3.50%, 9/1/45	486,875	510,646
3.00%, 10/1/45	196,670	201,927
3.50%, 10/1/45	392,937	412,131
3.00%, 11/1/45	190,308	195,394
3.50%, 11/1/45	197,634	207,381
3.00%, 12/1/45	198,704	204,015
3.50%, 12/1/45	593,847	622,910
3.00%, 2/1/46	424,339	435,681
2.50%, 3/1/46(a)	25,000	24,922
3.00%, 3/1/46(a)	550,000	564,022
3.50%, 3/1/46(a)	900,000	943,006
4.00%, 3/1/46(a)	675,000	720,325
4.50%, 3/1/46(a)	525,000	570,270
5.00%, 3/1/46(a)	1,150,000	1,273,645

Total Federal National Mortgage Association		12,577,183
Tennessee Valley Authority – 0.4%
Tennessee Valley Authority 4.25%, 9/15/65	280,000	295,437
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $20,263,797)		20,350,362
U.S. GOVERNMENT OBLIGATIONS – 17.0%
U.S. Treasury Bonds – 1.2%
U.S. Treasury Bond
6.00%, 2/15/26	100,000	138,869
3.00%, 11/15/45	750,000	810,293

Total U.S. Treasury Bonds		949,162
U.S. Treasury Notes – 15.8%
U.S. Treasury Note
0.88%, 6/15/17	850,000	851,627
2.50%, 6/30/17	438,000	448,223
0.50%, 7/31/17	739,000	736,359
0.63%, 8/31/17	2,400,000	2,395,078
0.88%, 7/15/18	3,830,000	3,834,562
1.38%, 5/31/20	90,000	90,744
1.50%, 5/31/20	90,000	91,209
1.63%, 6/30/20	120,000	122,198
1.88%, 6/30/20	90,000	92,638
2.00%, 7/31/20	90,000	93,080
2.13%, 8/31/20	240,000	249,511
2.00%, 9/30/20	90,000	93,132
1.75%, 10/31/20	90,000	92,108
2.00%, 11/30/20	90,000	93,108
2.38%, 12/31/20	250,000	263,061
2.13%, 1/31/21	1,340,000	1,395,406
2.00%, 2/28/21	1,090,000	1,128,512
2.50%, 8/15/23	479,000	511,473

Total U.S. Treasury Notes		12,582,029
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $13,434,882)		13,531,191

See Notes to Financial Statements.

44	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

February 29, 2016

Investments	Principal Amount	Value

CORPORATE BONDS – 40.3%
United States – 40.3%
21st Century Fox America, Inc. 4.75%, 9/15/44	$209,000	$196,695
Abbott Laboratories 2.55%, 3/15/22	118,000	117,597
AbbVie, Inc.
1.80%, 5/14/18	350,000	349,201
4.50%, 5/14/35	175,000	174,802
ACE INA Holdings, Inc. 2.88%, 11/3/22	200,000	203,686
Actavis Funding SCS 2.35%, 3/12/18	360,000	362,389
Aetna, Inc. 2.75%, 11/15/22	300,000	294,095
Altria Group, Inc. 5.38%, 1/31/44	180,000	204,017
Amazon.com, Inc.
3.30%, 12/5/21	175,000	184,164
4.80%, 12/5/34	150,000	162,565
American International Group, Inc.
2.30%, 7/16/19	145,000	143,926
3.88%, 1/15/35	73,000	61,908
Amgen, Inc.
2.13%, 5/1/20	150,000	149,116
3.13%, 5/1/25	145,000	143,613
Anadarko Petroleum Corp. 6.45%, 9/15/36	220,000	183,106
Anthem, Inc. 6.38%, 6/15/37	200,000	233,055
Appalachian Power Co. 7.00%, 4/1/38	80,000	102,921
AT&T, Inc.
2.38%, 11/27/18	200,000	202,285
3.40%, 5/15/25	325,000	319,876
4.50%, 5/15/35	300,000	276,236
4.75%, 5/15/46	85,000	77,886
Bank of America Corp.
2.00%, 1/11/18	425,000	423,702
5.70%, 1/24/22	493,000	555,243
Baxalta, Inc. 2.88%, 6/23/20(b)	210,000	205,772
Becton Dickinson and Co. 2.68%, 12/15/19	150,000	153,276
Berkshire Hathaway Energy Co. 4.50%, 2/1/45	50,000	49,815
Boston Properties L.P. 3.70%, 11/15/18	160,000	165,879
Burlington Northern Santa Fe LLC
3.65%, 9/1/25	100,000	104,767
4.15%, 4/1/45	45,000	43,695
Capital One Financial Corp. 3.20%, 2/5/25	145,000	139,392
Caterpillar, Inc. 3.80%, 8/15/42	280,000	256,561
CCO Safari II LLC 4.91%, 7/23/25(b)	350,000	359,592
Celgene Corp. 3.88%, 8/15/25	300,000	309,832
Cimarex Energy Co. 5.88%, 5/1/22	109,000	105,403
Cisco Systems, Inc. 5.90%, 2/15/39	120,000	148,805
Citigroup, Inc.
1.80%, 2/5/18	300,000	298,160
4.05%, 7/30/22	72,000	73,255
3.30%, 4/27/25	150,000	149,203
8.13%, 7/15/39	200,000	286,079
Comcast Corp. 6.45%, 3/15/37	160,000	202,687
Commonwealth Edison Co. 4.35%, 11/15/45	200,000	212,864
ConocoPhillips Co.
2.40%, 12/15/22	60,000	52,302
6.50%, 2/1/39	200,000	196,442
Copano Energy LLC 7.13%, 4/1/21	133,000	131,925
CSX Corp. 6.22%, 4/30/40	120,000	142,310
CVS Health Corp.
4.75%, 5/18/20	25,000	27,317
3.88%, 7/20/25	200,000	214,328
5.13%, 7/20/45	160,000	180,216
Deere & Co. 3.90%, 6/9/42	140,000	136,058
Devon Energy Corp. 3.25%, 5/15/22	89,000	68,648
DIRECTV Holdings LLC 3.95%, 1/15/25	300,000	305,481
Discover Financial Services 3.75%, 3/4/25	200,000	189,103
Dow Chemical Co. (The) 4.25%, 11/15/20	96,000	102,606
DTE Energy Co. 3.30%, 6/15/22(b)	150,000	153,311
Duke Energy Corp. 4.80%, 12/15/45	60,000	62,723
Duke Energy Progress LLC 3.00%, 9/15/21	200,000	209,058
Eastman Chemical Co. 2.40%, 6/1/17	45,000	45,357
Enable Midstream Partners L.P. 2.40%, 5/15/19	224,000	172,681
Energy Transfer Partners L.P.
4.65%, 6/1/21	200,000	173,191
6.13%, 12/15/45	85,000	70,110
Enterprise Products Operating LLC 4.90%, 5/15/46	201,000	177,818
ERP Operating L.P. 4.63%, 12/15/21	100,000	110,649

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	45

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

February 29, 2016

Investments	Principal Amount	Value

Express Scripts Holding Co. 4.75%, 11/15/21	$300,000	$321,611
Federal Realty Investment Trust 4.50%, 12/1/44	200,000	204,959
FedEx Corp. 3.88%, 8/1/42	100,000	87,135
Fidelity National Information Services, Inc. 5.00%, 10/15/25	160,000	166,556
Ford Motor Co. 4.75%, 1/15/43	105,000	96,747
Ford Motor Credit Co., LLC 8.13%, 1/15/20	200,000	233,011
Franklin Resources, Inc. 2.85%, 3/30/25	145,000	141,179
Freeport-McMoRan, Inc. 5.45%, 3/15/43	85,000	49,725
GE Capital International Funding Co. 3.37%, 11/15/25(b)	300,000	314,213
General Electric Co.
4.38%, 9/16/20	68,000	75,208
2.70%, 10/9/22	145,000	150,079
3.45%, 5/15/24	200,000	213,714
General Motors Co. 3.50%, 10/2/18	250,000	251,125
General Motors Financial Co., Inc. 4.30%, 7/13/25	295,000	280,025
Gilead Sciences, Inc. 3.65%, 3/1/26	160,000	167,700
Goldman Sachs Group, Inc. (The)
5.25%, 7/27/21	150,000	166,832
4.25%, 10/21/25	300,000	299,056
4.80%, 7/8/44	121,000	122,773
Halliburton Co. 4.85%, 11/15/35	200,000	175,095
HCP, Inc.
2.63%, 2/1/20	150,000	146,871
5.38%, 2/1/21	220,000	236,190
Hewlett Packard Enterprise Co.
3.60%, 10/15/20(b)	200,000	199,331
6.35%, 10/15/45(b)	120,000	102,643
Home Depot, Inc. (The)
4.40%, 4/1/21	70,000	77,825
4.25%, 4/1/46	200,000	209,544
HP, Inc. 4.38%, 9/15/21	140,000	141,418
Intel Corp. 2.70%, 12/15/22	148,000	150,501
International Paper Co. 3.80%, 1/15/26	145,000	141,094
Jefferies Group LLC
8.50%, 7/15/19	100,000	113,162
6.88%, 4/15/21	200,000	224,253
JM Smucker Co. (The) 3.00%, 3/15/22	192,000	195,331
JPMorgan Chase & Co.
4.25%, 10/1/27	95,000	96,888
4.85%, 2/1/44	335,000	373,902
Keysight Technologies, Inc. 3.30%, 10/30/19	38,000	37,751
Kinder Morgan, Inc.
6.50%, 9/15/20	150,000	151,673
4.30%, 6/1/25	150,000	135,887
Kraft Heinz Foods Co. 2.80%, 7/2/20(b)	150,000	151,898
Kroger Co. (The) 3.40%, 4/15/22	200,000	207,650
Lockheed Martin Corp. 4.50%, 5/15/36	115,000	121,522
Lowe’s Cos., Inc. 3.38%, 9/15/25	160,000	168,145
LyondellBasell Industries N.V. 5.00%, 4/15/19	250,000	263,939
Macy’s Retail Holdings, Inc. 6.38%, 3/15/37	60,000	56,779
Marathon Petroleum Corp. 2.70%, 12/14/18	300,000	290,725
McDonald’s Corp. 2.10%, 12/7/18	280,000	283,731
McGraw Hill Financial, Inc. 4.00%, 6/15/25	44,000	44,721
McKesson Corp. 4.88%, 3/15/44	100,000	100,088
Medtronic, Inc. 3.50%, 3/15/25	277,000	291,179
Merck & Co., Inc. 2.35%, 2/10/22	111,000	111,500
MetLife, Inc.
4.88%, 11/13/43	100,000	102,681
4.05%, 3/1/45	150,000	135,872
Monsanto Co. 2.75%, 7/15/21	120,000	120,324
Morgan Stanley 3.95%, 4/23/27	130,000	125,841
National Rural Utilities Cooperative Finance Corp. 2.85%, 1/27/25	175,000	174,233
NBCUniversal Media LLC 4.38%, 4/1/21	300,000	331,288
Newmont Mining Corp. 3.50%, 3/15/22	140,000	133,362
NextEra Energy Capital Holdings, Inc. 2.06%, 9/1/17, Series F	200,000	200,870
NiSource Finance Corp. 5.65%, 2/1/45	60,000	69,649
Noble Energy, Inc. 5.63%, 5/1/21	200,000	180,803
Norfolk Southern Corp. 3.25%, 12/1/21	200,000	201,458
Oncor Electric Delivery Co., LLC 2.95%, 4/1/25	269,000	263,442
Oracle Corp. 2.50%, 5/15/22	375,000	377,315
Pacific Gas & Electric Co. 6.05%, 3/1/34	200,000	246,123

See Notes to Financial Statements.

46	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

February 29, 2016

Investments	Principal Amount	Value

PepsiCo, Inc. 2.75%, 4/30/25	$145,000	$146,671
Philip Morris International, Inc. 4.25%, 11/10/44	300,000	307,343
Phillips 66 4.88%, 11/15/44	145,000	130,978
Plains All American Pipeline L.P. 4.65%, 10/15/25	240,000	202,208
Praxair, Inc. 3.20%, 1/30/26	100,000	104,642
Prudential Financial, Inc.
5.38%, 6/21/20	250,000	276,340
3.50%, 5/15/24	360,000	353,374
Public Service Co. of Colorado 3.60%, 9/15/42	80,000	77,181
QUALCOMM, Inc. 4.65%, 5/20/35	80,000	74,469
Republic Services, Inc. 3.20%, 3/15/25	145,000	145,036
Reynolds American, Inc. 4.45%, 6/12/25	120,000	130,548
Seagate HDD Cayman 4.75%, 1/1/25	240,000	184,200
Sempra Energy 2.85%, 11/15/20	200,000	200,937
Simon Property Group L.P. 3.50%, 9/1/25	200,000	206,338
Southern California Edison Co. 5.63%, 2/1/36	200,000	244,561
Southern Co. (The) 2.45%, 9/1/18	90,000	91,171
Stanley Black & Decker, Inc. 2.45%, 11/17/18	300,000	303,703
State Street Corp. 3.55%, 8/18/25	100,000	105,615
Synchrony Financial 2.70%, 2/3/20	200,000	196,187
Target Corp. 4.00%, 7/1/42	200,000	204,090
Textron, Inc. 3.65%, 3/1/21	150,000	154,234
Thermo Fisher Scientific, Inc. 4.50%, 3/1/21	300,000	321,916
Time Warner Cable, Inc. 5.00%, 2/1/20	270,000	286,846
Time Warner, Inc. 4.85%, 7/15/45	441,000	412,699
Tucson Electric Power Co. 3.05%, 3/15/25	176,000	172,385
Union Pacific Corp. 3.25%, 8/15/25	150,000	157,159
United Parcel Service, Inc. 3.63%, 10/1/42	250,000	247,630
United Technologies Corp. 3.10%, 6/1/22	173,000	179,821
UnitedHealth Group, Inc. 4.63%, 7/15/35	145,000	155,959
US Bancorp 3.00%, 3/15/22	200,000	207,297
Valero Energy Corp. 3.65%, 3/15/25	200,000	181,676
Ventas Realty L.P. 4.75%, 6/1/21	300,000	323,259
Verizon Communications, Inc.
4.50%, 9/15/20	320,000	348,333
3.50%, 11/1/24	240,000	245,521
4.27%, 1/15/36	200,000	185,266
4.52%, 9/15/48	168,000	153,930
Viacom, Inc. 4.85%, 12/15/34	150,000	118,707
Virginia Electric & Power Co. 6.35%, 11/30/37	240,000	313,857
Visa, Inc. 2.80%, 12/14/22	280,000	288,547
Walgreens Boots Alliance, Inc. 3.30%, 11/18/21	175,000	176,609
Waste Management, Inc. 3.50%, 5/15/24	120,000	124,665
Wells Fargo & Co.
3.50%, 3/8/22	300,000	315,118
4.10%, 6/3/26	150,000	155,110
Welltower, Inc. 4.00%, 6/1/25	350,000	344,366
Wyeth LLC 5.95%, 4/1/37	140,000	172,424
Xerox Corp. 3.50%, 8/20/20	220,000	205,394
Zimmer Biomet Holdings, Inc. 4.25%, 8/15/35	175,000	163,107
TOTAL CORPORATE BONDS (Cost: $31,889,371)		32,112,327
FOREIGN CORPORATE BONDS – 5.5%
Australia – 0.2%
BHP Billiton Finance USA Ltd. 4.13%, 2/24/42	200,000	169,555
Belgium – 0.6%
Anheuser-Busch InBev Finance, Inc.
3.65%, 2/1/26	100,000	103,348
4.63%, 2/1/44	320,000	333,071

Total Belgium		436,419
Brazil – 0.1%
Vale Overseas Ltd. 6.88%, 11/21/36	160,000	110,160
Canada – 1.0%
Barrick North America Finance LLC 4.40%, 5/30/21	240,000	235,610
Canadian National Railway Co. 2.85%, 12/15/21	175,000	179,576

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	47

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

February 29, 2016

Investments	Principal Amount	Value

Canadian Natural Resources Ltd. 3.90%, 2/1/25	$60,000	$46,630
TransCanada PipeLines Ltd. 3.75%, 10/16/23	320,000	313,091

Total Canada		774,907
Colombia – 0.1%
Ecopetrol S.A. 5.88%, 9/18/23	100,000	88,970
Ireland — 0.2%
XLIT Ltd. 5.50%, 3/31/45	150,000	143,189
Mexico – 0.6%
Petroleos Mexicanos
5.50%, 1/21/21	200,000	202,460
4.50%, 1/23/26(b)	125,000	111,562
6.63%, 6/15/35	160,000	145,360

Total Mexico		459,382
Netherlands – 0.2%
Cooperatieve Rabobank UA 5.25%, 5/24/41	140,000	161,763
Peru – 0.3%
Southern Copper Corp.
3.88%, 4/23/25	145,000	129,672
5.88%, 4/23/45	145,000	115,343

Total Peru		245,015
Spain – 0.3%
Telefonica Emisiones SAU 3.19%, 4/27/18	240,000	243,853
Switzerland – 0.3%
Credit Suisse AG 5.40%, 1/14/20	240,000	253,420
United Kingdom – 1.6%
AstraZeneca PLC 3.38%, 11/16/25	120,000	122,247
BP Capital Markets PLC 3.25%, 5/6/22	320,000	315,745
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/38	80,000	102,949
HSBC Holdings PLC 4.00%, 3/30/22	300,000	312,265
Rio Tinto Finance USA Ltd. 3.75%, 6/15/25	160,000	153,113
Vodafone Group PLC 2.95%, 2/19/23	280,000	268,859

Total United Kingdom		1,275,178
TOTAL FOREIGN CORPORATE BONDS (Cost: $4,262,626)		4,361,811
FOREIGN GOVERNMENT AGENCIES – 0.3%
Canada – 0.3%
Hydro-Quebec 9.50%, 11/15/30, Series HQ (Cost: $223,199)	132,000	227,910
FOREIGN GOVERNMENT OBLIGATIONS – 2.2%
Colombia – 0.2%
Colombia Government International Bond
7.38%, 3/18/19	100,000	112,000
6.13%, 1/18/41	80,000	76,600

Total Colombia		188,600
Italy – 0.1%
Italy Government International Bond 6.88%, 9/27/23	80,000	100,744
Mexico — 0.7%
Mexico Government International Bond
4.00%, 10/2/23	156,000	160,836
4.75%, 3/8/44	156,000	147,030
5.55%, 1/21/45	200,000	209,250

Total Mexico		517,116
Peru – 0.1%
Peruvian Government International Bond 6.55%, 3/14/37	60,000	72,450
Philippines – 0.3%
Philippine Government International Bond 9.50%, 2/2/30	157,000	259,554
Poland – 0.2%
Poland Government International Bond 5.13%, 4/21/21	120,000	135,018
Turkey – 0.5%
Turkey Government International Bond
7.00%, 6/5/20	200,000	223,295
7.38%, 2/5/25	145,000	170,613

Total Turkey		393,908
Uruguay – 0.1%
Uruguay Government International Bond 8.00%, 11/18/22	80,000	99,200
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,729,247)		1,766,590
SUPRANATIONAL BOND – 0.6%
Deutsche Bank AG 1.88%, 2/13/18 (Cost: $493,985)	500,000	487,917
COMMERCIAL MORTGAGE-BACKED SECURITIES – 6.8%
United States – 6.8%
Bear Stearns Commercial Mortgage Securities Trust 5.74%, 9/11/42, Series 2007-T28, Class A4(c)	96,204	100,979
Citigroup Commercial Mortgage Trust
2.94%, 4/10/48, Series 2015-GC29, Class A3	65,000	65,216
5.71%, 12/10/49, Series 2007-C6, Class A4(c)	125,000	128,738
3.52%, 9/10/58, Series 2015-GC33, Class AAB	300,000	313,961
Commercial Mortgage Trust
3.92%, 8/10/46, Series 2013-CR10, Class A3	100,000	108,244

See Notes to Financial Statements.

48	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

February 29, 2016

Investments	Principal Amount	Value

3.50%, 8/10/47, Series 2014-CR19, Class ASB	$150,000	$157,186
3.50%, 5/10/48, Series 2015-CR23, Class A4	50,000	51,679
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
1.87%, 11/25/19, Series K712, Class A2	25,000	25,333
3.97%, 1/25/21, Series K013, Class A2	200,000	221,153
2.87%, 12/25/21, Series K017, Class A2	50,000	53,007
2.51%, 11/25/22, Series K026, Class A2	50,000	51,602
2.62%, 3/25/23, Series K035, Class A1	215,929	223,840
2.67%, 12/25/24, Series K042, Class A2	50,000	51,124
3.02%, 1/25/25, Series K045, Class A2	55,000	57,651
Federal National Mortgage Association
3.33%, 10/25/23, Series 2013-M14, Class A2(c)	100,000	107,452
3.48%, 1/25/24, Series 2014-M3, Class A2(c)	110,000	118,779
3.10%, 7/25/24, Series 2014-M9, Class A2(c)	596,000	627,560
2.72%, 10/25/24, Series 2015-M3, Class A2	100,000	102,910
Federal National Mortgage Association Alternative Credit Enhancement Securities
2.17%, 9/25/19, Series 2014-M10, Class ASQ2(c)	25,000	25,589
2.30%, 9/25/22, Series 2012-M14, Class A2(c)	50,000	50,780
2.30%, 10/25/24, Series 2015-M3, Class A1	46,799	48,007
GS Mortgage Securities Corp. 2.73%, 5/10/50, Series 2015-GC30, Class A2	100,000	102,544
GS Mortgage Securities Trust
4.24%, 8/10/46, Series 2013-GC14, Class A5	85,000	93,737
3.68%, 4/10/47, Series 2014-GC20, Class A3	100,000	106,454
3.86%, 6/10/47, Series 2014-GC22, Class A5	70,000	74,847
3.67%, 9/10/47, Series 2014-GC24, Class A4	300,000	318,584
JP Morgan Chase Commercial Mortgage Securities Corp. 2.61%, 12/15/47, Series 2012-LC9, Class A4	100,000	100,829
JP Morgan Chase Commercial Mortgage Securities Trust
3.41%, 1/15/46, Series 2013-C13, Class ASB	175,000	183,369
5.79%, 2/12/51, Series 2007-CB20, Class A4(c)	22,091	23,008
JPMBB Commercial Mortgage Trust 3.66%, 7/15/45, Series 2013-C12, Class A5	100,000	107,024
Morgan Stanley Bank of America Merrill Lynch Trust
3.48%, 11/15/45, Series 2012-C6, Class AS	100,000	102,901
3.25%, 2/15/48, Series 2015-C20, Class A4	$200,000	$203,284
3.72%, 7/15/50, Series 2015-C23, Class A4	175,000	183,685
Morgan Stanley Capital I Trust 3.77%, 3/15/45, Series 2012-C4, Class AS	280,000	292,876
Wachovia Bank Commercial Mortgage Trust 5.95%, 2/15/51, Series 2007-C33, Class A5(c)	350,000	367,990
Wells Fargo Commercial Mortgage Trust 3.70%, 11/15/48, Series 2015-C31, Class A4	100,000	104,550
WFRBS Commercial Mortgage Trust
4.42%, 9/15/46, Series 2013-C16, Class A5	100,000	110,799
3.03%, 12/15/46, Series 2013-C18, Class A2	25,000	25,798
4.02%, 12/15/46, Series 2013-C17, Class A4	60,000	64,879
4.10%, 3/15/47, Series 2014-C19, Class A5	25,000	27,128
3.43%, 11/15/47, Series 2014-C25, Class A3	40,000	41,501
3.63%, 11/15/47, Series 2014-C25, Class A5	100,000	104,803
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $5,380,151)		5,431,380
MUNICIPAL BONDS – 0.8%
United States – 0.8%
Metropolitan Government of Nashville & Davidson County 5.71%, 7/1/34	100,000	123,781
New Jersey Economic Development Authority 0.00%, 2/15/22, Series B(d)	300,000	239,070
New Jersey Turnpike Authority 7.41%, 1/1/40	40,000	59,152
State of Illinois
4.95%, 6/1/23	100,000	103,620
5.10%, 6/1/33	100,000	93,452
TOTAL MUNICIPAL BONDS (Cost: $613,117)		619,075
TOTAL INVESTMENTS IN SECURITIES – 99.1% (Cost: $78,290,375)		78,888,563
Cash and Other Assets in Excess of Liabilities – 0.9%		689,309

NET ASSETS – 100.0%		$79,577,872
(a)	To-be-announced (“TBA”) security (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the accrual rate as of February 29, 2016 on securities with variable or step rates.

(d)	Represents a zero coupon bond. Rate shown reflects the effective yield as of February 29, 2016.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	49

Schedule of Investments (unaudited)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

February 29, 2016

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 29.3%
Federal Home Loan Mortgage Corporation – 6.9%
2.38%, 1/13/22	$210,000	$219,997
3.50%, 12/1/33	136,119	143,713
4.00%, 6/1/34	41,715	44,976
4.00%, 12/1/43	63,940	68,224
4.00%, 3/1/46(a)	140,000	149,190
4.50%, 3/1/46(a)	235,000	254,792

Total Federal Home Loan Mortgage Corporation		880,892
Federal National Mortgage Association – 15.3%
0.88%, 5/21/18	234,000	233,870
4.00%, 7/1/19	44,580	46,482
4.00%, 7/1/26	28,019	29,906
3.50%, 12/1/26	31,778	33,651
2.50%, 8/1/28	37,619	38,773
3.00%, 11/1/28	36,843	38,539
3.00%, 7/1/29	78,360	81,854
2.50%, 3/1/31(a)	90,000	92,296
3.50%, 3/1/31(a)	120,000	126,816
4.00%, 8/1/34	80,168	86,440
3.50%, 2/1/35	97,337	102,667
4.50%, 10/1/41	69,539	75,749
3.50%, 6/1/42	76,584	80,456
4.00%, 6/1/43	23,634	25,275
3.00%, 8/1/43	86,720	89,100
4.00%, 11/1/43	59,411	63,458
4.50%, 5/1/44	54,205	59,228
3.00%, 3/1/46(a)	145,000	148,697
3.50%, 3/1/46(a)	155,000	162,407
4.00%, 3/1/46(a)	75,000	80,036
4.50%, 3/1/46(a)	130,000	141,210
5.00%, 3/1/46(a)	105,000	116,289

Total Federal National Mortgage Association		1,953,199
Government National Mortgage Association – 7.1%
5.00%, 2/20/43	107,496	119,525
5.00%, 12/20/43	185,893	206,184
3.50%, 8/20/44	217,998	230,901
5.00%, 8/20/44	107,055	116,951
4.00%, 3/1/46(a)	210,000	224,269

Total Government National Mortgage Association		897,830
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $3,685,574)		3,731,921
U.S. GOVERNMENT OBLIGATIONS – 31.9%
U.S. Treasury Bonds – 10.9%
U.S. Treasury Bond
6.88%, 8/15/25	150,000	217,535
4.50%, 2/15/36	335,000	460,998
4.38%, 5/15/40	267,200	361,456
3.63%, 8/15/43	281,100	343,024

Total U.S. Treasury Bonds		1,383,013
U.S. Treasury Notes – 21.0%
U.S. Treasury Note
0.63%, 6/30/17	2,602,000	2,598,139
1.38%, 10/31/20	75,000	75,520

Total U.S. Treasury Notes		2,673,659
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $3,927,947)		4,056,672
CORPORATE BONDS – 22.0%
United States – 22.0%
21st Century Fox America, Inc. 6.65%, 11/15/37	$21,000	$23,508
American International Group, Inc. 4.88%, 6/1/22	51,000	54,474
Amgen, Inc. 5.15%, 11/15/41	38,000	39,209
Anthem, Inc. 4.65%, 1/15/43	38,000	35,706
AT&T, Inc. 4.35%, 6/15/45	48,000	41,034
Bank of America Corp. 2.60%, 1/15/19	143,000	143,808
Burlington Northern Santa Fe LLC 4.70%, 10/1/19	45,500	49,722
Citigroup, Inc. 2.65%, 10/26/20	30,000	29,943
Comcast Corp. 6.45%, 3/15/37	40,000	50,672
DIRECTV Holdings LLC 3.80%, 3/15/22	59,000	60,701
Dow Chemical Co. (The) 4.25%, 11/15/20	105,000	112,225
Duke Energy Florida LLC 6.40%, 6/15/38	33,500	44,424
Enterprise Products Operating LLC 3.35%, 3/15/23	135,000	126,801
Ford Motor Co. 4.75%, 1/15/43	51,000	46,991
General Electric Co. 5.50%, 1/8/20	77,000	87,695
General Motors Financial Co., Inc. 4.30%, 7/13/25	60,000	56,954
Goldman Sachs Group, Inc. (The) 7.50%, 2/15/19	90,000	102,497
Hartford Financial Services Group, Inc. (The) 5.13%, 4/15/22	62,000	68,739
International Paper Co. 3.80%, 1/15/26	45,000	43,788
JPMorgan Chase & Co. 3.20%, 1/25/23	128,000	129,800
Kinder Morgan Energy Partners LP 5.50%, 3/1/44	38,000	31,103
Morgan Stanley 2.13%, 4/25/18	109,000	109,025
Norfolk Southern Corp. 3.00%, 4/1/22	38,000	38,042
Oncor Electric Delivery Co. LLC 7.00%, 9/1/22	70,000	85,511
Oracle Corp. 6.50%, 4/15/38	79,000	101,574
PepsiCo, Inc. 4.50%, 1/15/20	135,000	148,979
Pfizer, Inc. 7.20%, 3/15/39	32,000	44,655

See Notes to Financial Statements.

50	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

February 29, 2016

Investments	Principal Amount	Value
Philip Morris International, Inc. 4.88%, 11/15/43	$87,000	$97,718
Plains All American Pipeline LP 3.65%, 6/1/22	157,500	129,899
Public Service Electric & Gas Co. 2.38%, 5/15/23	61,000	60,719
Simon Property Group L.P. 3.38%, 10/1/24	54,000	54,891
Southern California Edison Co. 4.65%, 10/1/43	52,000	57,780
Time Warner Cable, Inc. 6.75%, 6/15/39	29,500	29,822
Time Warner, Inc. 7.63%, 4/15/31	20,000	24,336
United Technologies Corp.
6.13%, 2/1/19	90,500	101,451
4.50%, 6/1/42	37,000	38,255
Verizon Communications, Inc. 6.55%, 9/15/43	32,000	39,154
Wal-Mart Stores, Inc. 6.20%, 4/15/38	57,000	73,413
Wells Fargo & Co. 4.13%, 8/15/23	122,000	129,357
Xerox Corp. 6.35%, 5/15/18	61,000	64,164
TOTAL CORPORATE BONDS (Cost: $2,832,667)		2,808,539
FOREIGN CORPORATE BONDS – 2.8%
Belgium – 1.0%
Anheuser-Busch InBev Worldwide, Inc. 5.38%, 1/15/20	121,000	134,764
Canada – 0.6%
Nexen Energy ULC 6.40%, 5/15/37	63,000	72,037
Mexico – 0.4%
Petroleos Mexicanos 6.00%, 3/5/20	46,000	47,426
United Kingdom – 0.8%
HSBC Holdings PLC 5.10%, 4/5/21	96,000	105,885
TOTAL FOREIGN CORPORATE BONDS (Cost: $367,275)		360,112
FOREIGN GOVERNMENT AGENCIES – 1.0%
Germany – 1.0%
KFW 2.50%, 11/20/24 (Cost: $126,351)	126,000	131,545
FOREIGN GOVERNMENT OBLIGATIONS – 1.2%
Italy – 0.5%
Italy Government International Bond 5.38%, 6/15/33	56,000	64,688
Mexico – 0.7%
Mexico Government International Bond 4.00%, 10/2/23	$81,000	$83,511
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $148,689)		148,199
SUPRANATIONAL BOND – 1.6%
European Investment Bank 4.00%, 2/16/21 (Cost: $200,326)	185,000	206,395
COMMERCIAL MORTGAGE-BACKED SECURITIES – 4.6%
United States – 4.6%
Citigroup Commercial Mortgage Trust 1.99%, 4/10/46, Series 2013-GC11, Class A2	10,000	10,029
COMM Mortgage Trust
1.34%, 7/10/45, Series 2013-CR9, Class A1	8,360	8,335
3.60%, 5/10/47, Series 2014-CR17, Class ASB	35,000	36,610
3.08%, 2/10/48, Series 2015-DC1, Class A4	100,000	101,414
JPMBB Commercial Mortgage Securities Trust 3.05%, 4/15/47, Series 2014-C19, Class A2	120,000	124,420
JPMorgan Chase Commercial Mortgage Securities Trust 2.67%, 1/15/46, Series 2013-C13, Class A2	30,000	30,628
Morgan Stanley Bank of America Merrill Lynch Trust
3.53%, 12/15/47, Series 2014-C19, Class A4	25,000	25,984
3.07%, 2/15/48, Series 2015-C20, Class ASB	110,000	112,714
WFRBS Commercial Mortgage Trust 4.02%, 12/15/46, Series 2013-C17, Class A4	120,000	129,757
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $576,686)		579,891
MUNICIPAL BOND – 1.1%
United States – 1.1%
State of California 7.55%, 4/1/39 (Cost: $137,954)	95,000	141,932
TOTAL INVESTMENTS IN SECURITIES – 95.5% (Cost: $12,003,469)		12,165,206
U.S. GOVERNMENT AGENCIES SOLD SHORT – (0.2)%
Government National Mortgage Association – (0.2)%
3.50%, 3/1/46(a) (Proceeds: $26,434)	(25,000)	(26,400)
Cash and Other Assets in Excess of Liabilities – 4.7%		596,502

NET ASSETS – 100.0%		$12,735,308
(a)	To-be-announced (“TBA”) security (See Note 2).

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	51

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

February 29, 2016

FINANCIAL DERIVATIVE INSTRUMENTS
FUTURES CONTRACTS
	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts Short
10 Year U.S. Treasury Note	61	$(8,607,672)	Jun-16	$(21,820)
5 Year U.S. Treasury Note	17	(2,056,734)	Jun-16	4,781
U.S. Treasury Ultra Long Term Bond	15	(2,597,344)	Jun-16	8,383
				$(8,656)

See Notes to Financial Statements.

52	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

February 29, 2016

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 32.0%
Federal Home Loan Mortgage Corporation – 7.8%
2.38%, 1/13/22	$677,000	$709,229
4.00%, 5/1/34	246,838	266,135
4.00%, 12/1/43	63,940	68,224
4.00%, 3/1/46(a)	320,000	341,006
4.50%, 3/1/46(a)	425,000	460,793

Total Federal Home Loan Mortgage Corporation		1,845,387
Federal National Mortgage Association – 16.7%
0.88%, 5/21/18	550,000	549,695
4.00%, 8/1/18	26,457	27,586
4.00%, 7/1/19	85,653	89,308
5.50%, 10/1/25	116,321	130,531
4.00%, 7/1/26	28,019	29,906
3.50%, 12/1/26	31,778	33,651
2.50%, 8/1/28	37,619	38,773
3.00%, 11/1/28	36,843	38,539
3.00%, 7/1/29	156,720	163,708
2.50%, 3/1/31(a)	175,000	179,464
3.00%, 3/1/31(a)	25,000	26,071
3.50%, 3/1/31(a)	250,000	264,199
4.00%, 4/1/32	123,081	132,540
4.00%, 8/1/34	180,022	194,106
4.50%, 9/1/39	60,942	66,403
3.50%, 6/1/42	76,584	80,456
4.00%, 6/1/43	23,634	25,275
3.00%, 8/1/43	86,720	89,100
4.00%, 11/1/43	59,411	63,458
4.50%, 5/1/44	54,205	59,228
3.00%, 3/1/46(a)	350,000	358,923
3.50%, 3/1/46(a)	220,000	230,513
4.00%, 3/1/46(a)	175,000	186,751
4.50%, 3/1/46(a)	350,000	380,180
5.00%, 3/1/46(a)	450,000	498,383

Total Federal National Mortgage Association		3,936,747
Government National Mortgage Association – 7.5%
5.00%, 2/20/43	107,496	119,525
5.00%, 4/20/44	278,752	303,171
3.50%, 7/20/44	355,265	376,293
4.00%, 7/20/44	178,087	190,477
5.00%, 7/20/44	55,308	60,421
3.50%, 8/20/44	435,996	461,802
5.00%, 8/20/44	50,683	55,368
4.00%, 3/1/46(a)	200,000	213,590

Total Government National Mortgage Association		1,780,647
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $7,469,226)		7,562,781
U.S. GOVERNMENT OBLIGATIONS – 32.1%
U.S. Treasury Bonds – 7.0%
U.S. Treasury Bond
4.50%, 2/15/36	172,000	236,691
4.38%, 5/15/40	251,700	340,488
2.88%, 5/15/43	382,000	404,249
3.63%, 8/15/43	549,700	670,795

Total U.S. Treasury Bonds		1,652,223

U.S. Treasury Note – 25.1%
U.S. Treasury Note 0.63%, 6/30/17	$5,954,000	$5,945,164
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $7,424,544)		7,597,387
CORPORATE BONDS – 22.9%
United States – 22.9%
21st Century Fox America, Inc. 6.65%, 11/15/37	61,000	68,284
American International Group, Inc. 4.88%, 6/1/22	82,000	87,585
Amgen, Inc. 5.15%, 11/15/41	99,000	102,150
Anthem, Inc. 4.65%, 1/15/43	87,000	81,749
AT&T, Inc. 4.35%, 6/15/45	65,000	55,567
Bank of America Corp. 2.60%, 1/15/19	238,000	239,344
Boeing Co. (The) 2.50%, 3/1/25	84,000	82,975
Burlington Northern Santa Fe LLC 4.70%, 10/1/19	63,500	69,392
2.45%, 4/24/19	125,000	125,092
Citigroup, Inc. 8.13%, 7/15/39	32,000	45,773
Comcast Corp. 6.45%, 3/15/37	67,000	84,875
DIRECTV Holdings LLC 3.80%, 3/15/22	65,000	66,874
Dow Chemical Co. (The) 4.25%, 11/15/20	157,000	167,803
Duke Energy Florida LLC 6.40%, 6/15/38	55,500	73,598
Enterprise Products Operating LLC 3.35%, 3/15/23	233,000	218,849
Ford Motor Co. 4.75%, 1/15/43	126,000	116,096
General Electric Co. 5.50%, 1/8/20	176,000	200,446
Goldman Sachs Group, Inc. (The) 7.50%, 2/15/19	165,000	187,911
Hartford Financial Services Group, Inc. (The) 5.13%, 4/15/22	74,000	82,044
International Paper Co. 4.75%, 2/15/22	125,000	132,595
JPMorgan Chase & Co.
3.20%, 1/25/23	186,000	188,615
5.50%, 10/15/40	45,000	52,321
Kinder Morgan Energy Partners LP 5.50%, 3/1/44	123,000	100,675
Morgan Stanley 2.13%, 4/25/18	194,000	194,045
Norfolk Southern Corp. 3.00%, 4/1/22	78,000	78,086

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	53

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

February 29, 2016

Investments	Principal Amount	Value

Oncor Electric Delivery Co. LLC 7.00%, 9/1/22	$143,000	$174,688
Oracle Corp. 6.50%, 4/15/38	152,000	195,434
PepsiCo, Inc. 4.50%, 1/15/20	188,000	207,467
Pfizer, Inc. 7.20%, 3/15/39	119,000	166,062
Philip Morris International, Inc. 4.88%, 11/15/43	111,000	124,674
Plains All American Pipeline LP 3.65%, 6/1/22	214,500	176,910
Prudential Financial, Inc. 6.63%, 12/1/37, Series D	97,000	114,359
Public Service Electric & Gas Co. 2.38%, 5/15/23	156,000	155,281
Southern California Edison Co. 4.65%, 10/1/43	99,000	110,005
Time Warner Cable, Inc. 6.75%, 6/15/39	59,500	60,149
Time Warner, Inc. 7.63%, 4/15/31	38,000	46,239
United Technologies Corp.
6.13%, 2/1/19	125,500	140,687
4.50%, 6/1/42	35,000	36,187
Verizon Communications, Inc. 6.55%, 9/15/43	69,000	84,426
Wal-Mart Stores, Inc. 6.20%, 4/15/38	262,000	337,442
Wells Fargo & Co. 4.13%, 8/15/23	177,000	187,673
Xerox Corp. 6.35%, 5/15/18	177,000	186,179
TOTAL CORPORATE BONDS (Cost: $5,533,178)		5,406,606
FOREIGN CORPORATE BONDS – 2.7%
Belgium – 0.9%
Anheuser-Busch InBev Worldwide, Inc. 5.38%, 1/15/20	188,000	209,385
Canada – 0.3%
Nexen Energy ULC 6.40%, 5/15/37	52,000	59,459
Mexico – 0.5%
Petroleos Mexicanos 6.00%, 3/5/20	125,000	128,875
Netherlands – 0.4%
Shell International Finance B.V. 5.50%, 3/25/40	99,000	104,527
United Kingdom – 0.6%
HSBC Holdings PLC 5.10%, 4/5/21	127,000	140,077
TOTAL FOREIGN CORPORATE BONDS (Cost: $666,963)		642,323

FOREIGN GOVERNMENT OBLIGATIONS – 1.3%
Italy – 0.5%
Italy Government International Bond 5.38%, 6/15/33	$107,000	$123,601
Mexico – 0.6%
Mexico Government International Bond 4.00%, 10/2/23	141,000	145,371
Turkey – 0.2%
Turkey Government International Bond 7.38%, 2/5/25	33,000	38,829
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $313,567)		307,801
SUPRANATIONAL BOND – 2.3%
European Investment Bank 4.00%, 2/16/21 (Cost: $523,755)	479,000	534,397
COMMERCIAL MORTGAGE-BACKED SECURITIES – 4.6%
United States – 4.6%
CFCRE Commercial Mortgage Trust 3.83%, 12/15/47, Series 2011-C2, Class A4	95,175	102,606
Citigroup Commercial Mortgage Trust 1.99%, 4/10/46, Series 2013-GC11, Class A2	35,000	35,104
COMM Mortgage Trust 1.34%, 7/10/45, Series 2013-CR9, Class A1	12,540	12,502
3.60%, 5/10/47, Series 2014-CR17, Class ASB	55,000	57,530
2.87%, 2/10/48, Series 2015-DC1, Class A2	80,000	82,325
JPMBB Commercial Mortgage Securities Trust 4.08%, 2/15/47, Series 2014-C18, Class A5	50,000	54,095
JPMorgan Chase Commercial Mortgage Securities Trust 2.67%, 1/15/46, Series 2013-C13, Class A2	75,000	76,570
5.42%, 1/15/49, Series 2007-LDPX, Class A3	99,473	101,457
Morgan Stanley Bank of America Merrill Lynch Trust 3.10%, 5/15/46, Series 2013-C9, Class A4	105,000	107,916
UBS Commercial Mortgage Trust 3.00%, 5/10/45, Series 2012-C1, Class AAB	250,000	257,551
WFRBS Commercial Mortgage Trust 4.02%, 12/15/46, Series 2013-C17, Class A4	100,000	108,131
2.90%, 3/15/47, Series 2014-C19, Class A2	100,000	103,003
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $1,092,716)		1,098,790
MUNICIPAL BOND – 0.9%
United States – 0.9%
State of California 7.55%, 4/1/39 (Cost: $220,519)	150,000	224,103
TOTAL INVESTMENTS IN SECURITIES – 98.8% (Cost: $23,244,468)		23,374,188

See Notes to Financial Statements.

54	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

February 29, 2016

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES SOLD SHORT – (1.3)%
Government National Mortgage Association – (1.3)%
3.50%, 3/1/46(a) (Proceeds: $317,203)	$(300,000)	$(316,805)
Cash and Other Assets in Excess of Liabilities – 2.5%		586,406

NET ASSETS – 100.0%		$23,643,789
(a)	To-be-announced (“TBA”) security (See Note 2).

FINANCIAL DERIVATIVE INSTRUMENTS
FUTURES CONTRACTS

	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts Short
10 Year U.S. Treasury Note	29	$(3,784,953)	Jun-16	$3,172
2 Year U.S. Treasury Note	6	(1,311,282)	Jun-16	1,969
5 Year U.S. Treasury Note	86	(10,404,656)	Jun-16	24,187
U.S. Treasury Long Bond	5	(822,656)	Jun-16	13,281
U.S. Treasury Ultra Long Term Bond	11	(1,904,719)	Jun-16	6,147
				$48,756

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	55

Schedule of Investments (unaudited)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

February 29, 2016

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.9%
U.S. Treasury Notes – 99.9%
U.S. Treasury Floating Rate Note
0.40%, 4/30/17*	$371,000	$370,920
0.40%, 7/31/17*	371,000	370,684
0.49%, 10/31/17*	371,000	370,909
0.60%, 1/31/18*	135,000	135,128
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $1,247,830)		1,247,641
Cash and Other Assets in Excess of Liabilities – 0.1%		1,469

NET ASSETS – 100.0%		$1,249,110
*	Floating rate note. Coupon shown is in effect at February 29, 2016. Date represents the ultimate maturity date.

See Notes to Financial Statements.

56	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

February 29, 2016

Investments	Principal Amount	Value

CORPORATE BONDS – 87.4%
United States – 87.4%
ACCO Brands Corp. 6.75%, 4/30/20	$89,000	$94,562
Affinion Group, Inc. 7.88%, 12/15/18(a)	5,000	2,819
AK Steel Corp. 8.75%, 12/1/18(a)	72,000	65,880
Alcoa, Inc. 6.75%, 7/15/18	91,000	95,209
Alere, Inc. 7.25%, 7/1/18	51,000	53,614
Allegheny Technologies, Inc. 9.38%, 6/1/19	55,000	46,200
Ally Financial, Inc. 5.50%, 2/15/17	271,000	276,759
Alphabet Holding Co., Inc. 7.75%, 11/1/17	45,000	45,225
American Airlines Group, Inc. 6.13%, 6/1/18	66,000	68,957
AmeriGas Partners L.P. 6.25%, 8/20/19	31,000	30,845
Anixter, Inc. 5.63%, 5/1/19	36,000	37,755
APX Group, Inc. 6.38%, 12/1/19	17,000	16,660
Associated Materials LLC 9.13%, 11/1/17	113,000	79,665
Atwood Oceanics, Inc. 6.50%, 2/1/20(a)	50,000	21,250
Avaya, Inc. 7.00%, 4/1/19(a)(b)	95,000	58,900
Avon Products, Inc. 6.35%, 3/15/20(a)	33,000	23,925
Basic Energy Services, Inc. 7.75%, 2/15/19(a)	44,000	8,360
Beazer Homes USA, Inc. 5.75%, 6/15/19	17,000	13,770
Beverages & More, Inc. 10.00%, 11/15/18(b)	13,000	11,619
Boyd Gaming Corp. 9.00%, 7/1/20	50,000	53,000
Cablevision Systems Corp. 7.75%, 4/15/18	158,000	162,740
Caesars Entertainment Resort Properties LLC 8.00%, 10/1/20	17,000	16,703
CalAtlantic Group, Inc. 8.38%, 5/15/18	59,000	65,047
Casella Waste Systems, Inc. 7.75%, 2/15/19	128,000	126,400
CCO Holdings LLC 7.38%, 6/1/20	55,000	57,365
CenturyLink, Inc. 5.63%, 4/1/20, Series V	45,000	45,731
Chesapeake Energy Corp. 8.00%, 12/15/22(b)	1,220	482

CIT Group, Inc. 5.00%, 5/15/17	$218,000	$223,722
Clayton Williams Energy, Inc. 7.75%, 4/1/19(a)	50,000	25,250
Clear Channel Worldwide Holdings, Inc. 7.63%, 3/15/20, Series B	39,000	34,466
CommScope, Inc. 4.38%, 6/15/20(b)	36,000	36,720
Community Health Systems, Inc. 8.00%, 11/15/19	55,000	52,250
Constellation Brands, Inc. 3.88%, 11/15/19	36,000	37,375
D.R. Horton, Inc. 3.63%, 2/15/18	83,000	85,058
DCP Midstream LLC 5.35%, 3/15/20(b)	72,000	54,358
DCP Midstream Operating L.P. 2.50%, 12/1/17	44,000	40,227
DISH DBS Corp. 4.25%, 4/1/18	230,000	232,300
Dole Food Co., Inc. 7.25%, 5/1/19(b)	88,000	86,460
Dollar Tree, Inc. 5.25%, 3/1/20(b)	75,000	79,125
Energy Transfer Equity L.P. 7.50%, 10/15/20	89,000	81,880
EP Energy LLC 9.38%, 5/1/20(a)	45,000	13,388
EV Energy Partners L.P. 8.00%, 4/15/19	75,000	16,875
Frontier Communications Corp. 8.88%, 9/15/20(b)	89,000	92,226
Gastar Exploration, Inc. 8.63%, 5/15/18	23,000	11,155
GenOn Energy, Inc. 7.88%, 6/15/17	136,000	113,900
Global Brass & Copper, Inc. 9.50%, 6/1/19	45,000	47,588
HCA, Inc. 6.50%, 2/15/20	84,000	93,257
Headwaters, Inc. 7.25%, 1/15/19	106,000	108,915
Hertz Corp. (The) 6.75%, 4/15/19	86,000	86,009
Hexion, Inc. 8.88%, 2/1/18	54,000	36,045
6.63%, 4/15/20	58,000	46,110
HRG Group, Inc. 7.88%, 7/15/19	89,000	93,005
Hughes Satellite Systems Corp. 6.50%, 6/15/19	44,000	48,895
Icahn Enterprises L.P. 4.88%, 3/15/19	83,000	77,190
iHeartCommunications, Inc. 6.88%, 6/15/18	50,000	28,500
9.00%, 12/15/19	101,000	71,584

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	57

Schedule of Investments (unaudited) (continued)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

February 29, 2016

Investments	Principal Amount	Value

International Lease Finance Corp. 8.75%, 3/15/17	$223,000	$235,822
Iron Mountain, Inc. 6.00%, 10/1/20(b)	55,000	58,437
iStar, Inc. 7.13%, 2/15/18	156,000	155,025
4.88%, 7/1/18	30,000	28,013
JC Penney Corp., Inc. 8.13%, 10/1/19(a)	85,000	86,487
K Hovnanian Enterprises, Inc. 7.25%, 10/15/20(b)	72,000	56,520
KB Home 4.75%, 5/15/19	157,000	150,720
Kinetic Concepts, Inc. 10.50%, 11/1/18	107,000	99,242
Kratos Defense & Security Solutions, Inc. 7.00%, 5/15/19	25,000	18,125
L Brands, Inc. 6.90%, 7/15/17	66,000	70,792
Lennar Corp. 4.75%, 12/15/17	157,000	161,710
Louisiana-Pacific Corp. 7.50%, 6/1/20	55,000	57,200
Mallinckrodt International Finance S.A. 4.88%, 4/15/20(b)	55,000	54,725
Masco Corp. 7.13%, 3/15/20	89,000	102,795
Navient Corp. 8.45%, 6/15/18, Series A	203,000	216,830
NCL Corp. Ltd. 5.25%, 11/15/19(b)	17,000	17,085
NGPL PipeCo LLC 7.12%, 12/15/17(b)	28,000	26,250
Niska Gas Storage Canada ULC 6.50%, 4/1/19	17,000	12,325
NRG Energy, Inc. 7.63%, 1/15/18	136,000	141,610
Nuance Communications, Inc. 5.38%, 8/15/20(b)	89,000	91,447
Oasis Petroleum, Inc. 7.25%, 2/1/19(a)	23,000	14,145
Overseas Shipholding Group, Inc. 8.13%, 3/30/18	28,000	27,300
Pactiv LLC 8.13%, 6/15/17(a)	202,000	207,050
PPL Capital Funding, Inc. 6.70%, 3/30/67, Series A(c)	40,000	30,027
Radian Group, Inc. 5.50%, 6/1/19	141,000	139,766
Realogy Group LLC 4.50%, 4/15/19(a)(b)	36,000	37,125
Rockies Express Pipeline LLC 5.63%, 4/15/20(b)	28,000	25,099
Ruby Tuesday, Inc. 7.63%, 5/15/20	62,000	60,605

Sabine Pass LNG L.P. 7.50%, 11/30/16	$100,000	$104,187
Safway Group Holding LLC 7.00%, 5/15/18(b)	131,000	133,292
Serta Simmons Bedding LLC 8.13%, 10/1/20(b)	53,000	54,723
Smithfield Foods, Inc. 7.75%, 7/1/17	71,000	75,792
Speedy Cash Intermediate Holdings Corp. 10.75%, 5/15/18(b)	69,000	35,190
Sprint Capital Corp. 6.90%, 5/1/19	100,000	85,750
Sprint Communications, Inc. 9.00%, 11/15/18(b)	227,000	236,784
Starz LLC 5.00%, 9/15/19	104,000	105,560
Steel Dynamics, Inc. 6.13%, 8/15/19	64,000	65,760
Syniverse Holdings, Inc. 9.13%, 1/15/19	85,000	31,238
T-Mobile USA, Inc. 6.46%, 4/28/19	86,000	88,795
Targa Resources Partners L.P. 5.00%, 1/15/18	63,000	60,677
4.13%, 11/15/19	31,000	27,513
Tenet Healthcare Corp. 5.00%, 3/1/19	109,000	104,640
Tesoro Corp. 4.25%, 10/1/17	45,000	45,900
Tesoro Logistics L.P. 5.50%, 10/15/19(b)	5,000	4,700
Titan International, Inc. 6.88%, 10/1/20(a)	36,000	26,460
Toys R Us, Inc. 10.38%, 8/15/17(a)	5,000	4,238
TransDigm, Inc. 5.50%, 10/15/20	89,000	87,442
Transocean, Inc. 5.80%, 12/15/16	18,000	17,888
6.00%, 3/15/18(a)	25,000	20,250
U.S. Foods, Inc. 8.50%, 6/30/19	57,000	58,317
United Continental Holdings, Inc. 6.38%, 6/1/18	101,000	104,661
USG Corp. 9.75%, 1/15/18	79,000	88,381
Valeant Pharmaceuticals International, Inc. 6.75%, 8/15/18(a)(b)	67,000	64,990
Vanguard Natural Resources LLC 7.00%, 2/15/23(b)	46,350	15,991
Vereit Operating Partnership L.P. 2.00%, 2/6/17	58,000	57,217
Whiting Petroleum Corp. 5.00%, 3/15/19	106,000	53,000
Windstream Services LLC 7.88%, 11/1/17	104,000	109,460

See Notes to Financial Statements.

58	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

February 29, 2016

Investments	Principal Amount	Value

WPX Energy, Inc. 5.25%, 1/15/17(a)	$35,000	$34,475
TOTAL CORPORATE BONDS (Cost: $8,783,332)		8,018,823
FOREIGN CORPORATE BONDS – 6.3%
Canada – 1.0%
Bombardier, Inc. 5.50%, 9/15/18(b)	43,000	38,915
Seven Generations Energy Ltd. 8.25%, 5/15/20(b)	18,000	17,325
Tervita Corp. 8.00%, 11/15/18(b)	50,000	31,500

Total Canada		87,740
Cyprus – 0.3%
Drill Rigs Holdings, Inc. 6.50%, 10/1/17(a)(b)	54,000	27,675
France – 0.8%
Credit Agricole S.A. 8.38%, 10/13/19(b)(c)(d)	71,000	77,213
Germany – 0.5%
Fresenius Medical Care U.S. Finance II, Inc. 5.63%, 7/31/19(b)	44,000	47,960
Luxembourg – 3.2%
ArcelorMittal 5.50%, 2/25/17	202,000	204,525
Intelsat Jackson Holdings S.A. 7.25%, 4/1/19	115,000	89,700

Total Luxembourg		294,225
United Kingdom – 0.5%
Royal Bank of Scotland Group PLC 4.70%, 7/3/18	43,000	43,225
TOTAL FOREIGN CORPORATE BONDS (Cost: $664,137)		578,038
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.4%
United States – 5.4%
State Street Navigator Securities Lending Prime Portfolio, 0.49%(e) (Cost: $491,928)(f)	491,928	$491,928
TOTAL INVESTMENTS IN SECURITIES – 99.1% (Cost: $9,939,397)		9,088,789
Cash and Other Assets in Excess of Liabilities – 0.9%		85,187

NET ASSETS – 100.0%		$9,173,976
(a)	Security, or portion thereof, was on loan at February 29, 2016 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the accrual rate as of February 29, 2016 on securities with variable or step rates.

(d)	The security has a perpetual maturity; the date displayed is the next call date.

(e)	Rate shown represents annualized 7-day yield as of February 29, 2016.

(f)	At February 29, 2016, the total market value of the Fund’s securities on loan was $471,333 and the total market value of the collateral held by the Fund was $491,928.

FINANCIAL DERIVATIVE INSTRUMENTS
FUTURES CONTRACTS

	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts Short
10 Year U.S. Treasury Note	42	$(5,926,594)	Jun-16	$(15,024)
5 Year U.S. Treasury Note	11	(1,330,828)	Jun-16	3,094
U.S. Treasury Ultra Long Term Bond	8	(1,385,250)	Jun-16	4,470
				$(7,460)

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	59

Schedule of Investments (unaudited)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

February 29, 2016

Investments	Principal Amount	Value

CORPORATE BONDS – 82.0%
United States – 82.0%
Affinion Group, Inc. 7.88%, 12/15/18(a)	$18,000	$10,148
AK Steel Corp. 8.75%, 12/1/18(a)	41,000	37,515
Alcoa, Inc. 6.75%, 7/15/18	119,000	124,504
Alere, Inc. 7.25%, 7/1/18	120,000	126,150
Ally Financial, Inc. 5.50%, 2/15/17	411,000	419,734
Alphabet Holding Co., Inc. 7.75%, 11/1/17	134,000	134,670
American Airlines Group, Inc. 6.13%, 6/1/18	172,000	179,706
AmeriGas Partners L.P. 6.25%, 8/20/19	65,000	64,675
Ashland, Inc. 3.88%, 4/15/18	83,000	86,009
Associated Materials LLC 9.13%, 11/1/17	185,000	130,425
Atwood Oceanics, Inc. 6.50%, 2/1/20(a)	120,000	51,000
Avaya, Inc. 7.00%, 4/1/19(a)(b)	89,000	55,180
Avon Products, Inc. 6.50%, 3/1/19	67,000	49,915
Basic Energy Services, Inc. 7.75%, 2/15/19(a)	39,000	7,410
Beverages & More, Inc. 10.00%, 11/15/18(b)	41,000	36,644
Boyd Gaming Corp. 9.00%, 7/1/20	18,000	19,080
Cablevision Systems Corp. 7.75%, 4/15/18	238,000	245,140
CalAtlantic Group, Inc. 8.38%, 5/15/18	69,000	76,073
Casella Waste Systems, Inc. 7.75%, 2/15/19	56,000	55,300
CCO Holdings LLC 7.00%, 1/15/19	126,000	128,813
CIT Group, Inc. 5.00%, 5/15/17	317,000	325,321
Clayton Williams Energy, Inc. 7.75%, 4/1/19(a)	115,000	58,075
CommScope, Inc. 4.38%, 6/15/20(b)	30,000	30,600
Community Health Systems, Inc. 8.00%, 11/15/19	100,000	95,000
Constellation Brands, Inc. 3.88%, 11/15/19	125,000	129,775
D.R. Horton, Inc. 3.75%, 3/1/19	138,000	140,760
DCP Midstream Operating L.P. 2.50%, 12/1/17	64,000	58,512

DISH DBS Corp. 4.25%, 4/1/18	176,000	177,760
Dole Food Co., Inc. 7.25%, 5/1/19(b)	52,000	51,090
EP Energy LLC 9.38%, 5/1/20(a)	55,000	16,363
EV Energy Partners L.P. 8.00%, 4/15/19	150,000	33,750
Gastar Exploration, Inc. 8.63%, 5/15/18	60,000	29,100
GenOn Energy, Inc. 7.88%, 6/15/17	174,000	145,725
Halcon Resources Corp. 8.63%, 2/1/20(a)(b)	51,000	28,369
Headwaters, Inc. 7.25%, 1/15/19	152,000	156,180
Hertz Corp. (The) 6.75%, 4/15/19	86,000	86,009
Hexion, Inc.
8.88%, 2/1/18	119,000	79,433
6.63%, 4/15/20	92,000	73,140
Hughes Satellite Systems Corp. 6.50%, 6/15/19	64,000	71,120
Icahn Enterprises L.P. 4.88%, 3/15/19	100,000	93,000
iHeartCommunications, Inc. 6.88%, 6/15/18	123,000	70,110
International Lease Finance Corp. 8.75%, 3/15/17	351,000	371,182
Iron Mountain, Inc. 6.00%, 10/1/20(b)	75,000	79,687
iStar, Inc.
7.13%, 2/15/18	50,000	49,688
4.88%, 7/1/18	149,000	139,129
j2 Global, Inc. 8.00%, 8/1/20	10,000	10,500
JC Penney Corp., Inc. 8.13%, 10/1/19(a)	140,000	142,450
Joseph T. Ryerson & Son, Inc. 9.00%, 10/15/17	120,000	93,000
KB Home 4.75%, 5/15/19	53,000	50,880
Kinetic Concepts, Inc.
10.50%, 11/1/18	206,000	191,065
12.50%, 11/1/19	75,000	58,359
Kratos Defense & Security Solutions, Inc. 7.00%, 5/15/19	100,000	72,500
L Brands, Inc. 7.00%, 5/1/20	125,000	143,437
Lennar Corp. 4.75%, 12/15/17	236,000	243,080
LSB Industries, Inc. 7.75%, 8/1/19(a)	83,000	72,003
Masco Corp. 7.13%, 3/15/20	125,000	144,375

See Notes to Financial Statements.

60	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

February 29, 2016

Investments	Principal Amount	Value

MGM Resorts International 7.63%, 1/15/17	$202,000	$210,837
Navient Corp. 8.45%, 6/15/18, Series A	334,000	356,755
NCL Corp. Ltd. 5.25%, 11/15/19(b)	64,000	64,320
Niska Gas Storage Canada ULC 6.50%, 4/1/19	75,000	54,375
Novelis, Inc. 8.38%, 12/15/17(a)	83,000	83,000
NRG Energy, Inc. 7.63%, 1/15/18	158,000	164,517
Nuance Communications, Inc. 5.38%, 8/15/20(b)	30,000	30,825
Oasis Petroleum, Inc. 7.25%, 2/1/19(a)	60,000	36,900
Overseas Shipholding Group, Inc. 8.13%, 3/30/18	42,000	40,950
Pactiv LLC 8.13%, 6/15/17	153,000	156,825
PPL Capital Funding, Inc. 6.70%, 3/30/67, Series A(c)	82,000	61,555
PulteGroup, Inc. 7.63%, 10/15/17	50,000	53,500
Radian Group, Inc. 5.50%, 6/1/19	222,000	220,057
Rite Aid Corp. 9.25%, 3/15/20	120,000	126,750
Safway Group Holding LLC 7.00%, 5/15/18(b)	153,000	155,677
Silgan Holdings, Inc. 5.00%, 4/1/20	100,000	102,000
Speedy Cash Intermediate Holdings Corp. 10.75%, 5/15/18(b)	86,000	43,860
Sprint Communications, Inc. 9.00%, 11/15/18(b)	353,000	368,214
Starz LLC 5.00%, 9/15/19	149,000	151,235
Steel Dynamics, Inc. 6.13%, 8/15/19	65,000	66,788
SunCoke Energy Partners L.P. 7.38%, 2/1/20(b)	75,000	47,625
Syniverse Holdings, Inc. 9.13%, 1/15/19	204,000	74,970
Synovus Financial Corp. 5.13%, 6/15/17	49,000	50,225
T-Mobile USA, Inc. 6.46%, 4/28/19	193,000	199,272
Targa Resources Partners L.P. 5.00%, 1/15/18	134,000	129,058
Tenet Healthcare Corp. 5.00%, 3/1/19	205,000	196,800
Terex Corp. 6.50%, 4/1/20	125,000	119,375
Tesoro Corp. 4.25%, 10/1/17	97,000	98,940

Tesoro Logistics L.P. 5.50%, 10/15/19(b)	103,000	96,820
Toys R Us, Inc. 10.38%, 8/15/17(a)	5,000	4,238
Trilogy International Partners LLC 10.25%, 8/15/16(b)	75,000	67,125
U.S. Foods, Inc. 8.50%, 6/30/19	140,000	143,234
United Continental Holdings, Inc. 6.38%, 6/1/18	160,000	165,800
United States Steel Corp. 7.38%, 4/1/20(a)	118,000	75,151
USG Corp. 9.75%, 1/15/18	185,000	206,969
Valeant Pharmaceuticals International, Inc. 6.75%, 8/15/18(a)(b)	104,000	100,880
Vanguard Natural Resources LLC 7.00%, 2/15/23(b)	76,950	26,548
Whiting Petroleum Corp. 5.00%, 3/15/19	166,000	83,000
Windstream Services LLC 7.88%, 11/1/17	119,000	125,247
WPX Energy, Inc. 5.25%, 1/15/17(a)	60,000	59,100
TOTAL CORPORATE BONDS (Cost: $11,692,476)		10,467,935
FOREIGN CORPORATE BONDS – 9.7%
Canada – 1.4%
HudBay Minerals, Inc. 9.50%, 10/1/20	65,000	37,398
Seven Generations Energy Ltd. 8.25%, 5/15/20(b)	31,000	29,838
Telesat Canada 6.00%, 5/15/17(b)	102,000	102,382
Tervita Corp. 8.00%, 11/15/18(b)	19,000	11,970

Total Canada		181,588
France – 2.0%
Numericable-SFR SA 4.88%, 5/15/19(b)	250,000	251,125
Germany – 2.0%
Schaeffler Holding Finance B.V. 6.88%, 8/15/18(b)	250,000	256,875
Luxembourg – 3.4%
ArcelorMittal 5.50%, 2/25/17	279,000	282,487
Intelsat Jackson Holdings S.A. 7.25%, 4/1/19	191,000	148,980

Total Luxembourg		431,467
New Zealand – 0.8%
Reynolds Group Issuer, Inc. 5.75%, 10/15/20	100,000	103,000

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	61

Schedule of Investments (unaudited) (concluded)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

February 29, 2016

Investments	Principal Amount	Value

United Kingdom – 0.1%
Royal Bank of Scotland Group PLC 4.70%, 7/3/18	$20,000	$20,105
TOTAL FOREIGN CORPORATE BONDS (Cost: $1,318,654)		1,244,160

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.0%
United States – 6.0%
State Street Navigator Securities Lending Prime Portfolio, 0.49%(d) (Cost: $770,890)(e)	770,890	770,890
TOTAL INVESTMENTS IN SECURITIES – 97.7% (Cost: $13,782,020)		12,482,985
Cash and Other Assets in Excess of Liabilities – 2.3%		290,580

NET ASSETS – 100.0%		$12,773,565

(a)	Security, or portion thereof, was on loan at February 29, 2016 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the accrual rate as of February 29, 2016 on securities with variable or step rates.

(d)	Rate shown represents annualized 7-day yield as of February 29, 2016.

(e)	At February 29, 2016, the total market value of the Fund’s securities on loan was $740,893 and the total market value of the collateral held by the Fund was $770,890.

FINANCIAL DERIVATIVE INSTRUMENTS
FUTURES CONTRACTS

	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts Short
2 Year U.S. Treasury Note	38	$(8,304,781)	Jun-16	$12,468
5 Year U.S. Treasury Note	15	(1,814,766)	Jun-16	4,219
				$16,687

See Notes to Financial Statements.

62	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 29, 2016

Investments	Principal Amount	Value

FOREIGN CORPORATE BONDS – 82.9%
Argentina – 0.6%
YPF S.A. 8.75%, 4/4/24(a)(b)	$380,000	$375,288
Brazil – 12.3%
Braskem Finance Ltd. 5.75%, 4/15/21, Reg S	1,168,000	1,076,020
ESAL GmbH 6.25%, 2/5/23, Reg S	350,000	305,725
GTL Trade Finance, Inc. 7.25%, 10/20/17(a)	730,000	720,875
Itau Unibanco Holding S.A. 2.85%, 5/26/18(a)	720,000	694,800
Odebrecht Finance Ltd. 4.38%, 4/25/25(a)(b)	230,000	104,834
Odebrecht Offshore Drilling Finance Ltd. 6.75%, 10/1/22, Reg S	732,610	153,848
Oi Brasil Holdings Cooperatief UA 5.75%, 2/10/22, Reg S(b)	951,000	237,750
Petrobras Global Finance B.V.
5.38%, 1/27/21	3,037,000	2,277,750
4.38%, 5/20/23	260,000	178,436
5.63%, 5/20/43	780,000	455,091
6.85%, 6/5/2115	160,000	99,490
Vale Overseas Ltd.
4.38%, 1/11/22(b)	819,000	632,432
6.88%, 11/21/36	500,000	344,250

Total Brazil		7,281,301
Chile – 2.2%
Cencosud S.A. 4.88%, 1/20/23, Reg S(b)	1,140,000	1,074,450
Corpbanca S.A. 3.88%, 9/22/19, Reg S	200,000	203,900

Total Chile		1,278,350
China – 10.5%
Baidu, Inc. 2.75%, 6/9/19	600,000	600,666
Bank of China Ltd. 5.00%, 11/13/24, Reg S	900,000	932,634
China Overseas Finance Cayman VI Ltd. 4.25%, 5/8/19, Reg S	550,000	569,657
CITIC Ltd. 6.38%, 4/10/20, Reg S	250,000	283,310
Country Garden Holdings Co., Ltd. 7.25%, 4/4/21, Reg S	1,250,000	1,274,972
CRCC Yuxiang Ltd. 3.50%, 5/16/23, Reg S	990,000	994,310
Industrial & Commercial Bank of China Ltd. 3.23%, 11/13/19	1,080,000	1,112,161
Talent Yield Investments Ltd. 4.50%, 4/25/22, Reg S(b)	440,000	464,638

Total China		6,232,348
Colombia – 2.0%
Banco Bilbao Vizcaya Argentaria Colombia S.A. 4.88%, 4/21/25(a)	$720,000	$664,200
Ecopetrol S.A. 7.63%, 7/23/19(b)	330,000	346,170
Pacific Exploration and Production Corp.
5.38%, 1/26/19(a)(c)	630,000	77,726
5.13%, 3/28/23, Reg S(c)	590,000	70,800

Total Colombia		1,158,896
Hong Kong – 11.8%
AIA Group Ltd. 3.20%, 3/11/25(a)	470,000	466,943
Bank of East Asia Ltd. (The) 4.25%, 11/20/24, Reg S(d)	870,000	850,703
Hutchison Whampoa International 11 Ltd. 4.63%, 1/13/22, Reg S	565,000	618,417
Hutchison Whampoa International 12 II Ltd. 3.25%, 11/8/22, Reg S	2,000,000	2,046,430
PCCW-HKT Capital No. 5 Ltd. 3.75%, 3/8/23, Reg S	1,950,000	1,997,093
Prosperous Ray Ltd. 3.00%, 11/12/18, Reg S	760,000	767,181
Shimao Property Holdings Ltd. 6.63%, 1/14/20, Reg S	240,000	246,394

Total Hong Kong		6,993,161
India – 5.6%
Bharti Airtel International Netherlands B.V. 5.35%, 5/20/24(a)	1,500,000	1,591,852
ICICI Bank Ltd. 6.38%, 4/30/22, Reg S(d)	1,025,000	1,041,247
ONGC Videsh Ltd. 4.63%, 7/15/24, Reg S	270,000	273,067
Vedanta Resources PLC 8.25%, 6/7/21, Reg S(b)	698,000	378,303

Total India		3,284,469
Indonesia – 2.7%
Pertamina Persero PT 5.63%, 5/20/43, Reg S(b)	660,000	532,481
Perusahaan Gas Negara Persero Tbk PT 5.13%, 5/16/24, Reg S	1,060,000	1,062,650

Total Indonesia		1,595,131
Jamaica – 0.9%
Digicel Group Ltd. 8.25%, 9/30/20, Reg S(b)	720,000	561,600
Kazakhstan – 3.0%
KazMunayGas National Co. JSC 6.38%, 4/9/21, Reg S	1,767,000	1,763,466
Macau – 1.4%
MCE Finance Ltd. 5.00%, 2/15/21, Reg S	900,000	839,250

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	63

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 29, 2016

Investments	Principal Amount	Value
Mexico – 7.5%
BBVA Bancomer S.A. 6.75%, 9/30/22, Reg S(b)	$850,000	$901,255
Cemex S.A.B. de C.V.
6.50%, 12/10/19(a)	200,000	198,000
7.25%, 1/15/21, Reg S	310,000	311,519
Grupo Bimbo S.A.B. de C.V. 4.50%, 1/25/22, Reg S	1,288,000	1,339,849
Mexichem S.A.B. de C.V. 4.88%, 9/19/22, Reg S(b)	1,650,000	1,666,500

Total Mexico		4,417,123
Morocco – 2.9%
OCP S.A. 5.63%, 4/25/24, Reg S	1,700,000	1,738,250
Peru – 3.0%
BBVA Banco Continental S.A. 5.25%, 9/22/29(a)(d)	90,000	85,838
Southern Copper Corp. 5.25%, 11/8/42	1,860,000	1,399,650
Volcan Cia Minera S.A.A. 5.38%, 2/2/22, Reg S(b)	446,000	303,837

Total Peru		1,789,325
Philippines – 0.7%
First Gen Corp. 6.50%, 10/9/23, Reg S	400,000	425,556
Qatar – 2.5%
Ooredoo International Finance Ltd. 4.75%, 2/16/21, Reg S	1,356,000	1,493,295
Russia – 9.2%
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd. 5.13%, 12/12/17, Reg S	550,000	554,125
Evraz Group S.A. 6.75%, 4/27/18, Reg S	406,000	398,388
Gazprom OAO via Gaz Capital S.A. 3.85%, 2/6/20, Reg S	600,000	573,000
Lukoil International Finance B.V. 6.13%, 11/9/20, Reg S	373,000	386,055
Rosneft Oil Co. via Rosneft International Finance Ltd. 4.20%, 3/6/22, Reg S	900,000	805,500
Russian Agricultural Bank OJSC via RSHB Capital S.A. 6.00%, 6/3/21, Reg S(d)	1,000,000	986,250
Sberbank of Russia via SB Capital S.A. 5.50%, 2/26/24, Reg S(d)	700,000	619,500
Severstal OAO via Steel Capital S.A.
6.70%, 10/25/17, Reg S	235,000	245,281
5.90%, 10/17/22, Reg S	677,000	671,076
VimpelCom Holdings B.V. 7.50%, 3/1/22, Reg S	200,000	205,750

Total Russia		5,444,925
Singapore – 1.4%
BOC Aviation Pte Ltd. 3.00%, 3/30/20(a)	$350,000	$350,561
Puma International Financing S.A. 6.75%, 2/1/21, Reg S	500,000	462,500

Total Singapore		813,061
South Korea – 1.6%
KEB Hana Bank 4.25%, 10/14/24, Reg S	450,000	468,591
Korea Hydro & Nuclear Power Co., Ltd. 3.00%, 9/19/22, Reg S	460,000	477,255

Total South Korea		945,846
United Arab Emirates – 0.7%
DP World Ltd. 6.85%, 7/2/37, Reg S	400,000	389,000
Venezuela – 0.4%
Petroleos de Venezuela S.A. 6.00%, 5/16/24, Reg S	710,000	221,449
TOTAL FOREIGN CORPORATE BONDS (Cost: $54,723,714)		49,041,090
FOREIGN GOVERNMENT AGENCIES – 3.9%
United Arab Emirates – 3.9%
MDC-GMTN B.V. 5.50%, 4/20/21, Reg S (Cost: $2,293,927)	2,056,000	2,328,420
FOREIGN GOVERNMENT OBLIGATIONS – 1.2%
Argentina – 1.2%
Argentina Bonar Bonds 7.00%, 4/17/17, Series X	380,000	383,441
Argentine Republic Government International Bond 8.28%, 12/31/33, Series NY(c)	252,367	297,667
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $674,095)		681,108
SUPRANATIONAL BONDS – 3.6%
Alibaba Group Holding Ltd. 3.60%, 11/28/24	450,000	443,013
CNOOC Finance 2013 Ltd. 3.00%, 5/9/23	900,000	855,181
Goodman HK Finance 4.38%, 6/19/24, Reg S	800,000	822,660
TOTAL SUPRANATIONAL BONDS (Cost: $2,096,271)		2,120,854

See Notes to Financial Statements.

64	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 29, 2016

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 10.3%
United States – 10.3%
State Street Navigator Securities Lending Prime Portfolio, 0.49%(e) (Cost: $6,114,078)(f)	6,114,078	$6,114,078
TOTAL INVESTMENTS IN SECURITIES – 101.9% (Cost: $65,902,085)		60,285,550
Liabilities in Excess of Cash and Other Assets – (1.9)%		(1,152,068)

NET ASSETS – 100.0%		$59,133,482

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at February 29, 2016 (See Note 2).

(c)	Security in default on interest payments.

(d)	Rate shown reflects the accrual rate as of February 29, 2016 on securities with variable or step rates.

(e)	Rate shown represents annualized 7-day yield as of February 29, 2016.

(f)	At February 29, 2016, the total market value of the Fund’s securities on loan was $5,889,531 and the total market value of the collateral held by the Fund was $6,114,078.

Reg S -	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	65

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 29, 2016

Investments	Principal Amount†	Value
FOREIGN GOVERNMENT AGENCIES – 2.4%
South Africa – 0.8%
Landwirtschaftliche Rentenbank
8.25%, 5/23/22, Reg S	45,000,000 ZAR	$2,744,490

Turkey – 1.6%
KFW 14.50%, 1/26/17	8,329,000 TRY	2,899,165
Landwirtschaftliche Rentenbank
5.63%, 2/27/18, Reg S	10,000,000 TRY	3,073,670

Total Turkey		5,972,835
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $9,588,192)		8,717,325
FOREIGN GOVERNMENT OBLIGATIONS – 87.7%
Brazil – 10.3%
Brazil Letras do Tesouro Nacional
8.75%, 7/1/16(a)	21,042,000 BRL	5,055,828
21.92%, 1/1/17(a)	20,061,000 BRL	4,508,066
52.27%, 1/1/18(a)	17,602,000 BRL	3,447,140
15.26%, 1/1/19(a)	24,500,000 BRL	4,131,488
Brazil Notas do Tesouro Nacional
10.00%, 1/1/17, Series F	26,592,000 BRL	6,480,637
10.00%, 1/1/21, Series F	33,245,000 BRL	6,923,539
10.00%, 1/1/23, Series F	36,340,000 BRL	7,096,622
Brazilian Government International Bond 12.50%, 1/5/22	929,000 BRL	233,458

Total Brazil		37,876,778
Chile – 3.0%
Bonos del Banco Central de Chile en Pesos
6.00%, 1/1/17, Series 5YR	2,275,000,000 CLP	3,329,770
6.00%, 3/1/23	1,590,000,000 CLP	2,528,303
Chile Government International Bond 5.50%, 8/5/20	3,535,500,000 CLP	5,238,503

Total Chile		11,096,576
China – 3.2%
China Government Bond
2.56%, 6/29/17, Reg S	9,000,000 CNY	1,344,608
3.09%, 11/22/18	1,500,000 CNH	223,988
3.09%, 6/29/20, Reg S	11,500,000 CNY	1,700,541
2.48%, 12/1/20	16,500,000 CNY	2,380,240
2.36%, 8/18/21, Reg S	17,500,000 CNY	2,479,176
3.10%, 6/29/22	5,500,000 CNY	801,176
3.16%, 6/27/23	20,000,000 CNY	2,897,921

Total China		11,827,650
Colombia – 6.2%
Colombia Government International Bond 7.75%, 4/14/21	3,670,000,000 COP	1,077,550
Colombian TES
5.00%, 11/21/18, Series B	12,539,400,000 COP	3,563,532
7.00%, 5/4/22, Series B	13,630,700,000 COP	3,818,949
10.00%, 7/24/24, Series B	26,960,100,000 COP	8,716,673
6.00%, 4/28/28, Series B	24,561,700,000 COP	5,743,687

Total Colombia		22,920,391
India – 2.6%
India Government Bond
7.83%, 4/11/18	2,500,000 INR	36,810
8.27%, 6/9/20	103,000,000 INR	1,537,511
8.40%, 7/28/24	204,000,000 INR	3,056,199
9.20%, 9/30/30	304,000,000 INR	4,797,136

Total India		9,427,656
Indonesia – 5.6%
Indonesia Treasury Bond
11.00%, 11/15/20, Series FR31	6,370,000,000 IDR	530,365
8.25%, 7/15/21, Series FR53	18,265,000,000 IDR	1,386,214
8.38%, 9/15/26, Series FR56	110,893,000,000 IDR	8,362,793
8.25%, 6/15/32, Series FR58	135,677,000,000 IDR	9,723,501
8.75%, 2/15/44, Series FR67	7,880,000,000 IDR	575,419

Total Indonesia		20,578,292
Malaysia – 7.4%
Malaysia Government Bond
3.81%, 2/15/17, Series 0207	7,349,000 MYR	1,764,805
4.01%, 9/15/17, Series 0210	3,077,000 MYR	743,079
3.31%, 10/31/17, Series 0512	10,313,000 MYR	2,463,394
4.38%, 11/29/19, Series 0902	40,471,000 MYR	9,927,763
3.89%, 7/31/20, Series 0613	688,000 MYR	165,949
4.16%, 7/15/21, Series 0111	2,390,000 MYR	582,854
3.42%, 8/15/22, Series 0112	27,968,000 MYR	6,511,695
4.18%, 7/15/24, Series 0114	600,000 MYR	145,245
4.39%, 4/15/26, Series 0311	15,345,000 MYR	3,731,149
4.50%, 4/15/30, Series 0310	4,333,000 MYR	1,059,532

Total Malaysia		27,095,465
Mexico – 9.5%
Mexican Bonos
7.75%, 12/14/17, Series M	57,674,000 MXN	3,380,857
8.50%, 12/13/18, Series M 10	29,235,000 MXN	1,767,538
5.00%, 12/11/19, Series M	60,000,000 MXN	3,285,231
6.50%, 6/10/21, Series M	27,078,000 MXN	1,562,307
6.50%, 6/9/22, Series M	82,219,000 MXN	4,730,736
10.00%, 12/5/24, Series M 20	82,682,000 MXN	5,842,125
7.50%, 6/3/27, Series M 20	67,250,000 MXN	4,107,917
8.50%, 5/31/29, Series M 20	33,000,000 MXN	2,167,865
7.75%, 5/29/31, Series M	71,783,000 MXN	4,422,535
7.75%, 11/23/34, Series M	5,719,000 MXN	351,879
10.00%, 11/20/36, Series M 30	19,178,000 MXN	1,444,861
8.50%, 11/18/38, Series M 30	7,865,000 MXN	519,599
7.75%, 11/13/42, Series M	23,142,000 MXN	1,421,931

Total Mexico		35,005,381
Peru – 3.3%
Peruvian Government International Bond
7.84%, 8/12/20, Reg S	12,772,000 PEN	3,834,439
5.70%, 8/12/24, Reg S	3,494,000 PEN	906,718
8.20%, 8/12/26, Reg S	4,672,000 PEN	1,398,961

See Notes to Financial Statements.

66	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 29, 2016

Investments	Principal Amount†	Value
6.95%, 8/12/31, Reg S	15,640,000 PEN	4,163,478
6.90%, 8/12/37, Reg S	7,325,000 PEN	1,884,990

Total Peru		12,188,586
Philippines – 3.2%
Philippine Government Bond 7.63%, 9/29/36, Series 25-9	109,950,000 PHP	3,160,867
Philippine Government International Bond
4.95%, 1/15/21	215,000,000 PHP	4,629,757
3.90%, 11/26/22	52,000,000 PHP	1,052,051
6.25%, 1/14/36	137,000,000 PHP	3,123,946

Total Philippines		11,966,621
Poland – 10.4%
Poland Government Bond
3.75%, 4/25/18, Series 0418	7,500,000 PLN	1,968,591
2.50%, 7/25/18, Series 0718	15,839,000 PLN	4,058,773
5.50%, 10/25/19, Series 1019	26,410,000 PLN	7,483,274
5.25%, 10/25/20, Series 1020	20,250,000 PLN	5,790,706
5.75%, 10/25/21, Series 1021	19,758,000 PLN	5,852,593
5.75%, 9/23/22, Series 0922	12,059,000 PLN	3,620,173
4.00%, 10/25/23, Series 1023	12,486,000 PLN	3,415,165
3.25%, 7/25/25, Series 0725	24,210,000 PLN	6,302,761
5.75%, 4/25/29, Series 0429	45,000 PLN	14,292

Total Poland		38,506,328
Romania – 3.6%
Romania Government Bond
5.90%, 7/26/17, Series 5Y	16,210,000 RON	4,216,805
5.60%, 11/28/18, Series 5Y	6,610,000 RON	1,787,823
5.75%, 4/29/20, Series 7Y	10,000,000 RON	2,776,706
5.95%, 6/11/21, Series 10Y	4,960,000 RON	1,406,629
5.85%, 4/26/23, Series 10Y	6,150,000 RON	1,765,894
4.75%, 2/24/25, Series 10Y	5,305,000 RON	1,428,654

Total Romania		13,382,511
Russia – 3.1%
Russian Federal Bond—OFZ
7.50%, 3/15/18, Series 6204	155,091,000 RUB	1,996,630
7.50%, 2/27/19, Series 6208	109,301,000 RUB	1,387,470
6.80%, 12/11/19, Series 6210	107,959,000 RUB	1,319,364
7.60%, 4/14/21, Series 6205	244,400,000 RUB	3,012,354
7.60%, 7/20/22, Series 6209	67,789,000 RUB	824,066
8.15%, 2/3/27, Series 6207	73,725,000 RUB	906,738
7.05%, 1/19/28, Series 6212	178,667,000 RUB	2,001,706

Total Russia		11,448,328
South Africa – 3.5%
South Africa Government Bond
6.75%, 3/31/21, Series R208	13,270,000 ZAR	762,965
7.75%, 2/28/23, Series 2023	23,100,000 ZAR	1,352,152
10.50%, 12/21/26, Series R186	48,594,000 ZAR	3,305,460
8.00%, 1/31/30, Series 2030	25,274,000 ZAR	1,388,883
7.00%, 2/28/31, Series R213	56,556,000 ZAR	2,801,931
6.25%, 3/31/36, Series R209	37,630,600 ZAR	1,626,935
6.50%, 2/28/41, Series R214	4,983,000 ZAR	214,616
8.75%, 2/28/48, Series 2048	27,072,000 ZAR	1,492,528

Total South Africa		12,945,470
South Korea – 4.8%
Korea Treasury Bond
3.38%, 9/10/23, Series 2309	7,768,080,000 KRW	7,010,424
3.50%, 3/10/24, Series 2403	7,089,680,000 KRW	6,479,825
4.00%, 12/10/31, Series 3112	3,866,040,000 KRW	4,053,443

Total South Korea		17,543,692
Thailand – 3.7%
Thailand Government Bond
4.13%, 11/18/16	17,055,000 THB	487,658
3.88%, 6/13/19	91,437,000 THB	2,760,030
3.65%, 12/17/21	120,380,000 THB	3,731,817
3.63%, 6/16/23	161,518,000 THB	5,050,346
3.85%, 12/12/25	47,480,000 THB	1,537,083
3.58%, 12/17/27	4,653,000 THB	148,465

Total Thailand		13,715,399
Turkey – 4.3%
Turkey Government Bond
8.30%, 6/20/18	15,345,000 TRY	4,967,339
10.50%, 1/15/20	1,581,000 TRY	537,737
9.50%, 1/12/22	6,968,000 TRY	2,263,279
8.50%, 9/14/22	15,618,000 TRY	4,812,572
7.10%, 3/8/23	11,211,000 TRY	3,177,614

Total Turkey		15,758,541
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $448,567,972)		323,283,665
SUPRANATIONAL BONDS – 4.5%
European Investment Bank
7.50%, 1/30/19	61,700,000 ZAR	3,799,693
7.20%, 7/9/19, Reg S	90,990,000,000 IDR	6,462,365
8.38%, 7/29/22, Reg S	22,000,000 ZAR	1,343,016
Inter-American Development Bank 6.00%, 9/5/17	85,950,000 INR	1,242,806
International Finance Corp.
9.00%, 1/30/17	3,004,000 TRY	998,866
7.80%, 6/3/19, Series GDIF	176,640,000 INR	2,669,217

TOTAL SUPRANATIONAL BONDS (Cost: $20,619,761)		16,515,963
TOTAL INVESTMENTS IN SECURITIES – 94.6% (Cost: $478,775,925)		348,516,953
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 5.4%		19,962,869

NET ASSETS – 100.0%		$368,479,822
†	Principal amount is reported in U.S. dollars unless otherwise noted.

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of February 29, 2016.

Reg S –	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	67

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 29, 2016

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
3/1/2016	TRY	562,500	USD	189,586	$(783)
3/1/2016	ZAR	4,220,933	USD	265,425	(1,978)
3/16/2016	INR	8,055,000	USD	117,953	1,042
3/16/2016	INR	48,295,000	USD	709,334	8,377
3/16/2016	INR	40,245,000	USD	591,099	6,981
3/16/2016	INR	8,050,000	USD	117,656	817
3/16/2016	KRW	291,000,000	USD	241,704	6,950
3/16/2016	KRW	1,462,000,000	USD	1,218,841	39,421
3/16/2016	TRY	23,250,000	USD	7,745,131	(89,131)
3/16/2016	USD	1,768,935	INR	119,810,000	(30,005)
3/16/2016	USD	9,356,462	KRW	11,037,818,360	(452,066)
3/16/2016	USD	9,478,705	TRY	28,370,000	80,780
					$(429,595)

CURRENCY LEGEND

BRL	Brazilian real
CLP	Chilean peso
CNH	Offshore Chinese renminbi
CNY	Chinese yuan
COP	Colombian peso
IDR	Indonesian rupiah
INR	Indian rupee
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PEN	Peruvian Nuevo sol
PHP	Philippine peso
PLN	Polish zloty
RON	Romanian leu
RUB	Russian ruble
THB	Thai baht
TRY	Turkish New lira
USD	U.S. dollar
ZAR	South African rand

See Notes to Financial Statements.

68	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Japan Interest Rate Strategy Fund (JGBB) (consolidated)

February 29, 2016

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 120.1%
U.S. Treasury Bills – 120.1%
U.S. Treasury Bills
0.21%, 3/3/16*	$1,000,000	$999,992
0.17%, 3/17/16*	750,000	749,929
0.22%, 4/7/16*	1,000,000	999,754
0.28%, 4/21/16*	1,000,000	999,602
0.27%, 5/12/16*(a)	800,000	799,546
0.30%, 5/26/16*	900,000	899,318

TOTAL INVESTMENTS IN SECURITIES – 120.1% (Cost: $5,448,256)		5,448,141
Liabilities in Excess of Cash and Other Assets – (20.1)%		(911,832)

NET ASSETS – 100.0%		$4,536,309
*	Interest rate shown reflects the discount rate at time of purchase.

(a)	All or a portion of this security is held by the broker as collateral for open futures contracts.

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
3/4/2016	JPY	21,492,000	USD	177,622	$(12,790)
3/4/2016	JPY	64,501,600	USD	533,097	(38,366)
3/4/2016	JPY	52,622,000	USD	434,882	(31,332)
3/4/2016	JPY	33,070,000	USD	273,304	(19,686)
3/4/2016	USD	33,165	JPY	4,013,000	2,389
3/4/2016	USD	430,645	JPY	48,609,000	16
3/4/2016	USD	190,415	JPY	21,492,000	(3)
3/4/2016	USD	571,519	JPY	64,501,600	(55)
3/4/2016	USD	292,991	JPY	33,070,000	(1)
4/6/2016	JPY	64,501,600	USD	572,178	63
4/6/2016	JPY	33,070,000	USD	293,319	(5)
4/6/2016	JPY	21,492,000	USD	190,626	(4)
4/6/2016	JPY	48,609,000	USD	431,141	(10)
4/6/2016	USD	105,837	JPY	11,931,000	(12)
					$(99,796)

CURRENCY LEGEND

JPY	Japanese yen
USD	U.S. dollar

FUTURES CONTRACTS

	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts Short
10 Year Japanese Government Bond	3	$(4,044,119)	Mar-16	$(91,074)
10 Year Mini Japanese Government Bond	4	(539,287)	Mar-16	(12,226)
				$(103,300)

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	69

Schedule of Investments (unaudited)

WisdomTree Strategic Corporate Bond Fund (CRDT)

February 29, 2016

Investments	Principal Amount		Value
CORPORATE BONDS – 57.8%
United States – 57.8%
AbbVie, Inc. 1.75%, 11/6/17	$60,000		$59,977
Actavis Funding SCS 4.55%, 3/15/35	50,000		50,457
Alcoa, Inc. 5.13%, 10/1/24	70,000		63,612
Amgen, Inc. 3.63%, 5/22/24	150,000		154,678
Anadarko Petroleum Corp.
6.38%, 9/15/17	60,000		60,923
6.95%, 6/15/19	70,000		70,403
AT&T, Inc. 5.50%, 2/1/18	90,000		95,968
Bank of America Corp. 3.30%, 1/11/23	250,000		249,747
California Resources Corp. 6.00%, 11/15/24	40,000		5,300
Calpine Corp. 7.88%, 1/15/23(a)	40,000		42,500
Caterpillar, Inc. 3.90%, 5/27/21	180,000		192,462
CCO Holdings LLC 6.63%, 1/31/22	30,000		31,575
Celgene Corp. 5.00%, 8/15/45	50,000		51,367
Citigroup, Inc. 4.50%, 1/14/22	170,000		182,515
Comcast Corp. 3.13%, 7/15/22	110,000		114,640
Devon Energy Corp.
5.85%, 12/15/25(b)	50,000		43,576
5.00%, 6/15/45	40,000		26,378
Dollar Tree, Inc. 5.75%, 3/1/23(a)	80,000		85,500
Ensco PLC 5.20%, 3/15/25(b)	90,000		46,012
Freeport-McMoRan, Inc. 2.15%, 3/1/17	110,000		105,050
General Electric Co. 6.88%, 1/10/39, Series A	140,000		196,572
General Motors Co. 6.25%, 10/2/43	100,000		98,158
Genworth Holdings, Inc. 4.80%, 2/15/24(b)	20,000		11,600
Gilead Sciences, Inc. 4.50%, 2/1/45	40,000		40,715
Goldman Sachs Group, Inc. (The) 5.75%, 1/24/22	190,000		216,131
Halliburton Co. 5.00%, 11/15/45	40,000		35,634
Harris Corp. 3.83%, 4/27/25	70,000		71,156
Kraft Foods Group, Inc. 5.00%, 6/4/42	20,000		20,813
Lockheed Martin Corp.
3.10%, 1/15/23	10,000		10,281
4.50%, 5/15/36	60,000		63,403
McDonald’s Corp. 2.75%, 12/9/20	70,000		72,105
Medtronic, Inc. 4.63%, 3/15/45	100,000		106,702
Mondelez International, Inc. 4.00%, 2/1/24	40,000		41,789
Pacific Gas & Electric Co. 6.05%, 3/1/34	120,000		147,674
Packaging Corp. of America 4.50%, 11/1/23	40,000		41,471
PepsiCo, Inc. 5.00%, 6/1/18	60,000		64,948
Quicken Loans, Inc. 5.75%, 5/1/25(a)	40,000		37,600
Reynolds American, Inc.
6.88%, 5/1/20	100,000		117,000
5.85%, 8/15/45	30,000		35,340
Sprint Corp. 7.25%, 9/15/21	30,000		22,725
Taylor Morrison Communities, Inc. 5.25%, 4/15/21(a)	30,000		28,050
Time Warner Cable, Inc. 5.00%, 2/1/20	100,000		106,239
United Rentals North America, Inc. 7.63%, 4/15/22	50,000		53,406
United Technologies Corp. 3.10%, 6/1/22	180,000		187,097
Valeant Pharmaceuticals International, Inc. 5.38%, 3/15/20(a)	70,000		63,700
Verizon Communications, Inc.
1.10%, 11/1/17	80,000		79,273
4.15%, 3/15/24	100,000		106,657
6.55%, 9/15/43	23,000		28,142
5.01%, 8/21/54	21,000		19,583
WestRock RKT Co. 4.45%, 3/1/19	250,000		261,310

TOTAL CORPORATE BONDS (Cost: $4,182,187)			4,117,914
FOREIGN CORPORATE BONDS – 34.9%
Belgium – 2.2%
Anheuser-Busch InBev Worldwide, Inc. 5.38%, 1/15/20	140,000		155,925
Brazil – 1.2%
Vale Overseas Ltd. 4.38%, 1/11/22(b)	110,000		85,250
Colombia – 0.9%
Ecopetrol S.A. 7.63%, 7/23/19(b)	60,000		63,000
France – 3.7%
Electricite de France SA 4.63%, 9/11/24	50,000	EUR	67,448

See Notes to Financial Statements.

70	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Strategic Corporate Bond Fund (CRDT)

February 29, 2016

Investments	Principal Amount		Value
Numericable-SFR SA 6.00%, 5/15/22(a)	$200,000		$199,000

Total France			266,448
Germany – 2.4%
E.ON International Finance B.V. 5.50%, 10/2/17	50,000	EUR	58,959
Volkswagen Leasing GmbH 3.25%, 5/10/18	100,000	EUR	114,079

Total Germany			173,038
Italy – 3.0%
Intesa Sanpaolo SpA 5.02%, 6/26/24(a)	$230,000		211,681
Luxembourg – 0.3%
Intelsat Jackson Holdings S.A. 7.25%, 10/15/20	30,000		20,850
Mexico – 1.4%
Petroleos Mexicanos 5.50%, 1/21/21	100,000		101,230
Netherlands – 3.6%
Cooperatieve Rabobank UA 5.25%, 8/4/45	250,000		256,211
Russia – 2.8%
Gazprom OAO via Gaz Capital S.A. 4.95%, 5/23/16, Reg S	200,000		201,096
Switzerland – 1.1%
Glencore Funding LLC 3.13%, 4/29/19(a)	90,000		79,200
United Kingdom – 12.3%
Barclays Bank PLC 7.63%, 11/21/22	200,000		202,625
BP Capital Markets PLC 2.24%, 5/10/19	150,000		148,772
HSBC Bank PLC 3.88%, 10/24/18, Reg S	160,000	EUR	191,199
Rio Tinto Finance USA PLC 4.13%, 8/21/42(b)	30,000		25,084

Royal Bank of Scotland Group PLC 6.13%, 12/15/22	210,000		220,665
Tesco PLC 6.13%, 2/24/22, Series 68	60,000	GBP	86,871

Total United Kingdom			875,216
TOTAL FOREIGN CORPORATE BONDS (Cost: $2,668,482)			2,489,145

	Shares
PREFERRED STOCK – 2.3%
United States – 2.3%
GMAC Capital Trust I 6.40%, 2/15/40, Series 2(c) (Cost: $180,839)	6,934		168,219
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.3%
United States – 3.3%
State Street Navigator Securities Lending Prime Portfolio, 0.49%(d)
(Cost: $235,305)(e)	235,305		235,305
TOTAL INVESTMENTS IN SECURITIES – 98.3% (Cost: $7,266,813)			7,010,583
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 1.7%			118,543

NET ASSETS – 100.0%			$7,129,126
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at February 29, 2016 (See Note 2).

(c)	Rate shown reflects the accrual rate as of February 29, 2016 on securities with variable or step rates.

(d)	Rate shown represents annualized 7-day yield as of February 29, 2016.

(e)	At February 29, 2016, the total market value of the Fund’s securities on loan was $228,666 and the total market value of the collateral held by the Fund was $235,305.

Reg S –	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
5/13/2016	EUR	386,891	USD	434,018	$12,709
5/13/2016	EUR	26,620	USD	30,131	1,142
5/13/2016	GBP	70,870	USD	102,460	3,671
					$17,522

CURRENCY LEGEND

EUR	Euro
GBP	British pound
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	71

Schedule of Investments (unaudited)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

February 29, 2016

Investments	Principal Amount†	Value

U.S. GOVERNMENT OBLIGATIONS – 11.6%
U.S. Treasury Bonds – 7.9%
U.S. Treasury Bond
3.13%, 8/15/44	$220,000	$243,878
3.00%, 5/15/45	80,000	86,347
U.S. Treasury Inflation Indexed Bond 0.75%, 2/15/45	20,091	18,733
U.S. Treasury Inflation Indexed Note 0.38%, 7/15/25	19,950	20,109

Total U.S. Treasury Bonds		369,067
U.S. Treasury Notes – 3.7%
U.S. Treasury Note
0.75%, 2/28/18	100,000	99,918
1.38%, 8/31/20	40,000	40,321
1.88%, 10/31/22	30,000	30,715

Total U.S. Treasury Notes		170,954
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $506,590)		540,021
CORPORATE BONDS – 37.6%
United States – 37.6%
ACE INA Holdings, Inc. 4.35%, 11/3/45	10,000	10,512
AES Corp. 5.50%, 3/15/24	120,000	111,000
Ally Financial, Inc. 8.00%, 3/15/20	120,000	133,800
Altria Group, Inc. 10.20%, 2/6/39	30,000	50,636
Bank of America Corp. 4.00%, 1/22/25	65,000	63,260
CCO Safari II LLC 4.91%, 7/23/25(a)	120,000	123,289
Celgene Corp. 5.00%, 8/15/45	10,000	10,273
Chesapeake Energy Corp.
6.13%, 2/15/21	30,000	6,450
5.75%, 3/15/23(b)	90,000	19,350
CIT Group, Inc. 5.00%, 8/1/23	120,000	120,300
Citigroup, Inc. 4.30%, 11/20/26	65,000	63,170
Comcast Corp. 3.38%, 2/15/25	25,000	26,065
FirstEnergy Corp. 7.38%, 11/15/31, Series C	50,000	62,280
Ford Motor Credit Co., LLC 8.13%, 1/15/20	100,000	116,506
General Electric Co.
5.88%, 1/14/38	10,000	12,602
6.88%, 1/10/39, Series A	40,000	56,164
General Motors Co. 6.25%, 10/2/43	35,000	34,355
Gilead Sciences, Inc. 3.70%, 4/1/24	30,000	31,664
Goldman Sachs Group, Inc. (The) 6.75%, 10/1/37	$50,000	$57,318
HCA, Inc. 5.00%, 3/15/24	120,000	122,700
Level 3 Financing, Inc. 5.38%, 8/15/22	120,000	123,750
Pacific Gas & Electric Co. 6.05%, 3/1/34	50,000	61,531
Pride International, Inc. 6.88%, 8/15/20(b)	10,000	5,863
Sprint Corp. 7.88%, 9/15/23	120,000	89,400
United Rentals North America, Inc. 5.50%, 7/15/25	120,000	114,300
Verizon Communications, Inc. 6.55%, 9/15/43	50,000	61,178
Wells Fargo & Co. 4.10%, 6/3/26	60,000	62,044
TOTAL CORPORATE BONDS (Cost: $1,869,461)		1,749,760
FOREIGN CORPORATE BONDS – 16.0%
Brazil – 2.4%
Petrobras Global Finance B.V.
5.38%, 1/27/21	100,000	75,250
6.85%, 6/5/2115	60,000	37,575

Total Brazil		112,825
Colombia – 1.8%
Ecopetrol S.A. 7.63%, 7/23/19(b)	80,000	84,000
Indonesia – 2.4%
Majapahit Holding B.V. 7.75%, 1/20/20, Reg S	100,000	114,038
Mexico – 2.0%
Petroleos Mexicanos 6.63%, 6/15/35	100,000	90,850
Peru – 1.6%
Southern Copper Corp. 5.25%, 11/8/42	100,000	75,186
Switzerland – 0.4%
Glencore Funding LLC 2.88%, 4/16/20(a)	20,000	16,665
United Kingdom – 5.4%
BP Capital Markets PLC 3.51%, 3/17/25	65,000	63,299
Virgin Media Secured Finance PLC 5.38%, 4/15/21(a)	180,000	187,200

Total United Kingdom		250,499
TOTAL FOREIGN CORPORATE BONDS (Cost: $785,607)		744,063

See Notes to Financial Statements.

72	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

February 29, 2016

Investments	Principal Amount†		Value

FOREIGN GOVERNMENT OBLIGATIONS – 7.3%
Brazil – 0.8%
Brazil Notas do Tesouro Nacional 10.00%, 1/1/23, Series F	200,000	BRL	$39,057
Mexico – 2.6%
Mexican Bonos 10.00%, 12/5/24, Series M 20	1,700,000	MXN	120,118
Poland – 1.9%
Poland Government International Bond 4.00%, 1/22/24	$80,000		86,150
Russia – 2.0%
Russian Foreign Bond – Eurobond 7.50%, 3/31/30, Reg S	77,350		94,575
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $368,772)			339,900
COMMERCIAL MORTGAGE-BACKED SECURITIES – 7.4%
United States – 7.4%
GS Mortgage Securities Trust 5.79%, 8/10/45, Series 2007-GG10, Class AM(c) (Cost: $366,468)	360,000		344,965
BANK LOANS – 3.3%
Canada – 0.9%
1011778 B.C. Unlimited Liability Co. (Burger King/Tim Hortons) 3.75% (LIBOR + 2.75%; LIBOR base rate 1.00%), 12/10/21, Term Loan B2(c)	39,668		39,516
United States – 2.4%
Hilton Worldwide Finance LLC 3.50% (LIBOR + 2.50%; LIBOR base rate 1.00%), 10/26/20, USD Term Loan B2(c)	35,957		35,895
PetSmart, Inc. 4.25% (LIBOR + 3.25%; LIBOR base rate 1.00%), 3/11/22, Term Loan B(c)	$39,700		$38,565
Univision Communications, Inc. 4.00% (LIBOR + 3.00%; LIBOR base rate 1.00%), 3/1/20, Term Loan C4(c)	39,685		38,648

Total United States			113,108
TOTAL BANK LOANS (Cost: $155,215)			152,624

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.4%
United States – 2.4%
State Street Navigator Securities Lending Prime Portfolio, 0.49%(d) (Cost: $114,025)(e)	114,025		114,025
TOTAL INVESTMENTS IN SECURITIES – 85.6% (Cost: $4,166,138)			3,985,358
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 14.4%			670,710

NET ASSETS – 100.0%			$4,656,068

†	Principal amount is reported in U.S. dollars unless otherwise noted.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at February 29, 2016 (See Note 2).

(c)	Rate shown reflects the accrual rate as of February 29, 2016 on securities with variable or step rates.

(d)	Rate shown represents annualized 7-day yield as of February 29, 2016.

(e)	At February 29, 2016, the total market value of the Fund’s securities on loan was $109,213 and the total market value of the collateral held by the Fund was $114,025.

LIBOR - London Interbank Offered Rate

Reg S -	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)

4/12/2016	CNY	470,000	USD	70,328	$(1,324)
4/12/2016	EUR	70,000	USD	76,265	114
4/12/2016	JPY	6,270,000	USD	54,669	(954)
4/12/2016	USD	93,314	INR	6,323,389	(1,648)
4/12/2016	USD	53,470	JPY	6,270,000	2,152
4/12/2016	USD	34,059	NOK	300,000	345
					$(1,315)

CURRENCY LEGEND

BRL	Brazilian real
CNY	Chinese yuan
EUR	Euro
INR	Indian rupee
JPY	Japanese yen
MXN	Mexican peso
NOK	Norwegian krone
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	73

Schedule of Investments (unaudited) (concluded)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

February 29, 2016

FUTURES CONTRACTS
	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts Short
10 Year U.S. Treasury Note	5	$(652,578)	Jun-16	$(586)
U.S. Treasury Long Bond	1	(164,531)	Jun-16	320
U.S. Treasury Ultra Long Term Bond	4	(692,625)	Jun-16	(1,220)
				$(1,486)

See Notes to Financial Statements.

74	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

February 29, 2016

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 79.5%
U.S. Treasury Bill – 79.5%
U.S. Treasury Bill 0.30%, 5/19/16* (Cost: $1,998,718)	$2,000,000	$1,998,720

TOTAL INVESTMENTS IN SECURITIES – 79.5% (Cost: $1,998,718)		1,998,720

	Contracts
WRITTEN OPTIONS – (1.4)%
S&P 500 Index, Put Strike Price $1,910, Expires 3/18/16** (Premiums received: $30,647)	(13)	(33,800)

Cash and Other Assets in Excess of Liabilities – 21.9%		550,214

NET ASSETS – 100.0%		$2,515,134

*	Interest rate shown reflects the discount rate at time of purchase.

**	Non-income producing security.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	75

Schedule of Investments (unaudited)

WisdomTree Global Real Return Fund (RRF) (consolidated)

February 29, 2016

Investments	Principal Amount†		Value
U.S. GOVERNMENT OBLIGATIONS – 34.4%
U.S. Treasury Bonds – 23.7%
U.S. Treasury Inflation Indexed Bond
2.38%, 1/15/25	$225,889		$266,148
3.38%, 4/15/32	333,173		471,179
0.63%, 2/15/43	102,889		93,181
0.75%, 2/15/45	90,410		84,301

Total U.S. Treasury Bonds			914,809
U.S. Treasury Notes – 10.7%
U.S. Treasury Inflation Indexed Note
2.13%, 1/15/19	132,215		141,734
0.63%, 1/15/24	263,591		271,039

Total U.S. Treasury Notes			412,773
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,305,903)			1,327,582
CORPORATE BONDS – 3.3%
United States – 3.3%
Freeport-McMoRan, Inc. 4.00%, 11/14/21	20,000		13,700
HCA, Inc.
5.38%, 2/1/25	30,000		30,600
5.88%, 2/15/26	10,000		10,325
Samson Investment Co. 9.75%, 2/15/20(a)	100,000		275
Sprint Corp. 7.88%, 9/15/23	100,000		74,500
TOTAL CORPORATE BONDS (Cost: $260,944)			129,400
FOREIGN CORPORATE BONDS – 4.8%
Brazil – 2.0%
Vale Overseas Ltd. 4.38%, 1/11/22(b)	100,000		77,500
Mexico – 2.8%
America Movil S.A.B. de C.V. 5.00%, 3/30/20	100,000		109,673
TOTAL FOREIGN CORPORATE BONDS (Cost: $202,486)			187,173
FOREIGN GOVERNMENT OBLIGATIONS – 29.5%
Australia – 3.6%
Australia Inflation Linked Bond 4.00%, 8/20/20, Series 20CI, Reg S	102,000	AUD	138,947
Brazil – 1.0%
Brazil Notas do Tesouro Nacional Inflation Linked Bond
6.00%, 8/15/22, Series B	31,000	BRL	21,025
6.00%, 8/15/50, Series B	30,000	BRL	18,002

Total Brazil			39,027
Canada – 4.0%
Canadian Government Real Return Bond
4.25%, 12/1/26	79,232	CAD	85,313
3.00%, 12/1/36	61,423	CAD	67,626

Total Canada			152,939
Mexico – 5.3%
Mexican Udibonos Inflation Linked Bond
4.00%, 6/13/19, Series S	1,412,846	MXN	82,340
2.50%, 12/10/20, Series S	706,423	MXN	38,748
4.50%, 12/4/25, Series S	1,358,506	MXN	83,786

Total Mexico			204,874
South Africa – 3.4%
South Africa Inflation Linked Bond
2.50%, 1/31/17, Series R211	1,002,360 ZAR		$64,541
5.50%, 12/7/23, Series R197	862,231 ZAR		69,072

Total South Africa			133,613
Sweden – 4.1%
Sweden Inflation Linked Bond 4.00%, 12/1/20, Series 3102	840,000 SEK		157,413
Turkey – 2.3%
Turkey Government Inflation Linked Bond 4.00%, 4/1/20	246,191 TRY		88,526
United Kingdom – 5.8%
United Kingdom Inflation Linked Gilt
1.25%, 11/22/27, Reg S	67,135 GBP		118,478
1.25%, 11/22/32, Reg S	54,003 GBP		104,093

Total United Kingdom			222,571
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,592,313)			1,137,910

	Shares
EXCHANGE-TRADED FUNDS – 7.6%
United States – 7.6%
WisdomTree Emerging Markets High Dividend Fund(c)	500		15,495
WisdomTree Global Natural Resources Fund(c)	7,500		79,424
WisdomTree High Dividend Fund(b)(c)	3,345		197,656
TOTAL EXCHANGE-TRADED FUNDS (Cost: $389,724)			292,575
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.5%
United States – 6.5%
State Street Navigator Securities Lending Prime Portfolio, 0.49%(d) (Cost: $252,678)(e)	252,678		252,678
TOTAL INVESTMENTS IN SECURITIES – 86.1% (Cost: $4,004,048)			3,327,318
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 13.9%			535,903

NET ASSETS – 100.0%			$3,863,221

†	Principal amount is reported in U.S. dollars unless otherwise noted.

(a)	Security in default on interest payments.

(b)	Security, or portion thereof, was on loan at February 29, 2016 (See Note 2).

(c)	Affiliated company (See Note 7).

(d)	Rate shown represents annualized 7-day yield as of February 29, 2016.

(e)	At February 29, 2016, the total market value of the Fund’s securities on loan was $247,611 and the total market value of the collateral held by the Fund was $252,678.

Reg S –	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

76	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Real Return Fund (RRF) (consolidated)

February 29, 2016

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)

4/12/2016	AUD	206,190	USD	142,766	$(4,231)
4/12/2016	BRL	160,000	USD	39,142	(630)
4/12/2016	CAD	223,000	USD	155,031	(9,597)
4/12/2016	EUR	4,555	USD	4,963	8
4/12/2016	GBP	142,700	USD	205,778	6,882
4/12/2016	MXN	3,190,000	USD	177,570	1,794
4/12/2016	MXN	654,423	USD	34,173	(1,887)
4/12/2016	SEK	1,490,000	USD	175,309	1,557
4/12/2016	TRY	367,493	USD	118,186	(4,691)
4/12/2016	USD	13,919	CAD	20,000	846
4/12/2016	USD	140,162	ZAR	2,155,000	(4,717)
4/12/2016	ZAR	2,155,000	USD	128,143	(7,302)
4/12/2016	ZAR	2,155,000	USD	140,971	5,526
					$(16,442)

CURRENCY LEGEND

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
EUR	Euro
GBP	British pound
MXN	Mexican peso
SEK	Swedish krona
TRY	Turkish New lira
USD	U.S. dollar
ZAR	South African rand

FUTURES CONTRACTS
	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts Long
Copper	1	$53,425	Jul-16	$187
Gasoline RBOB	2	113,963	Jun-16	1,462
Platinum	1	46,715	Apr-16	2,745
				$4,394

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	77

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WDTI) (consolidated)

February 29, 2016

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 87.2%
U.S. Treasury Bills – 87.2%
U.S. Treasury Bills
0.02%, 3/10/16*	$168,440,000	$168,433,094
0.13%, 3/17/16*(a)	6,665,000	6,664,367
TOTAL INVESTMENTS IN SECURITIES – 87.2% (Cost: $175,104,356)		175,097,461
Cash and Other Assets in Excess of Liabilities – 12.8%		25,708,186

NET ASSETS – 100.0%		$200,805,647

*	Interest rate shown reflects the discount rate at time of purchase.

(a)	All or a portion of this security is held by the broker as collateral for open futures contracts.

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
3/16/2016	JPY	3,452,856,000	USD	28,121,498	$(2,480,708)
3/16/2016	JPY	10,469,000	USD	85,296	(7,489)
3/16/2016	JPY	48,621,000	USD	396,823	(34,099)
3/16/2016	JPY	52,785,000	USD	449,499	(18,328)
3/16/2016	JPY	37,407,000	USD	316,024	(15,510)
3/16/2016	JPY	29,820,000	USD	246,473	(17,818)
3/16/2016	JPY	103,096,000	USD	913,648	(78)
3/16/2016	JPY	3,239,737,000	USD	28,710,891	(2,469)
3/16/2016	USD	28,868,042	JPY	3,465,146,500	1,843,094
3/16/2016	USD	28,866,791	JPY	3,465,146,500	1,844,344
3/16/2016	USD	109,441	JPY	13,156,000	7,159
3/16/2016	USD	259,239	JPY	31,342,000	18,541
6/15/2016	USD	28,803,833	JPY	3,239,737,000	(6,732)
					$1,129,907

CURRENCY LEGEND

JPY	Japanese yen
USD	U.S. dollar

FUTURES CONTRACTS
	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts Short
British Pound	135	$(11,746,688)	Jun-16	$(43,275)
Cocoa	81	(2,391,930)	Jul-16	(146,970)
Coffee “C”	80	(3,510,000)	Jul-16	90,431
Copper	221	(11,782,063)	May-16	(335,500)
Corn	517	(9,351,237)	Jul-16	477,575
Cotton No. 2	82	(2,306,660)	Jul-16	209,860
Euro	222	(30,296,063)	Jun-16	1,275
Natural Gas	511	(9,688,560)	Jun-16	2,046,181
Soybean	273	(11,841,375)	Jul-16	284,200
Sugar No. 11	150	(2,412,480)	May-16	(215,040)
Wheat	247	(5,684,087)	Jul-16	350,438
				$2,719,175

FUTURES CONTRACTS (continued)
	Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts Long
10 Year U.S. Treasury Note	135	$17,619,609	Jun-16	$185,871
Australian Dollar	66	4,687,980	Jun-16	(1,240)
Canadian Dollar	32	2,368,960	Jun-16	(80)
Gold 100 Ounce	69	8,522,190	Jun-16	770
Lean Hogs	149	4,812,700	Jun-16	(1,760)
Live Cattle	137	6,914,390	Jun-16	(2,830)
Silver	53	3,961,220	Jul-16	172,445
Swiss Franc	37	4,655,988	Jun-16	(950)
U.S. Treasury Long Bond	107	17,604,844	Jun-16	512,023
				$864,249
Total				$3,583,424

See Notes to Financial Statements.

78	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Assets and Liabilities (unaudited)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

February 29, 2016

	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Brazilian Real Strategy Fund	WisdomTree Chinese Yuan Strategy Fund	WisdomTree Commodity Currency Strategy Fund	WisdomTree Emerging Currency Strategy Fund
ASSETS:

Investments, at cost	$255,475,820	$15,513,543	$53,763,475	$4,484,324	$37,183,196

Foreign currency, at cost	—	—	478,569	—	—
Investments in securities, at value[1] (Note 2)	255,428,753	15,513,684	53,709,422	4,484,327	37,182,541

Cash	1,419,192	10,983	300,863	60,922	401,752

Cash collateral for forward foreign currency contracts	680,000	—	810,000	—	—

Foreign currency, at value	—	—	477,930	—	—

Unrealized appreciation on forward foreign currency contracts	991,876	286,949	125,181	111,679	1,008,571

Receivables:

Investment securities sold	12,197,953	—	—	99,981	—

Interest	—	30	13,808	10	105
Total Assets	270,717,774	15,811,646	55,437,204	4,756,919	38,592,969
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	5,687,117	268,682	1,225,547	224,495	136,068

Payables:

Capital shares redeemed	8,193,880	—	—	—	—

Collateral for forward foreign currency contracts	—	—	—	—	40,000

Advisory fees (Note 3)	104,053	5,518	19,976	1,959	17,106

Service fees (Note 2)	917	54	195	15	137
Total Liabilities	13,985,967	274,254	1,245,718	226,469	193,311
NET ASSETS	$256,731,807	$15,537,392	$54,191,486	$4,530,450	$38,399,658
NET ASSETS:

Paid-in capital	$254,906,847	$120,473,723	$56,726,380	$13,366,441	$90,325,309

Accumulated net investment loss	(601,987)	(75,299)	(558,961)	(38,955)	(371,417)

Accumulated net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	7,169,255	(104,879,440)	(820,836)	(8,684,223)	(52,426,082)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(4,742,308)	18,408	(1,155,097)	(112,813)	871,848
NET ASSETS	$256,731,807	$15,537,392	$54,191,486	$4,530,450	$38,399,658
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	9,400,000	1,200,000	2,200,000	300,000	2,300,000
Net asset value per share	$27.31	$12.95	$24.63	$15.10	$16.70
[1] Includes repurchase agreements of:	—	$3,516,000	$15,940,000	$1,185,000	$12,250,000

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	79

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

February 29, 2016

	WisdomTree Indian Rupee Strategy Fund	WisdomTree Asia Local Debt Fund	WisdomTree Australia & New Zealand Debt Fund	WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund	WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund
ASSETS:

Investments, at cost	$10,179,465	$33,299,420	$153,881,538	$78,290,375	$12,003,469

Foreign currency, at cost	—	77,009	159,204	—	—
Investments in securities, at value[1,2] (Note 2)	10,179,469	28,712,939	146,676,184	78,888,563	12,165,206

Cash	94,185	1,767,751	32,376	9,891,133	1,708,258

Deposits at broker for futures contracts	—	—	—	—	382,001

Foreign currency, at value	—	77,225	159,794	—	—

Unrealized appreciation on forward foreign currency contracts	—	7,643	—	—	—

Receivables:

Investment securities sold	—	—	6,841,730	6,810,592	107,534

Interest	23	334,335	1,711,864	529,448	62,209
Total Assets	10,273,677	30,899,893	155,421,948	96,119,736	14,425,208
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	69,407	17,254	527	—	—

Securities sold short, at value[3]	—	—	—	—	26,400

Payables:

Investment of cash collateral for securities loaned (Note 2)	—	683,400	—	—	—

Investment securities purchased	—	—	—	16,534,048	1,635,824

Capital shares redeemed	—	—	6,829,948	—	—

Advisory fees (Note 3)	3,654	13,170	38,794	7,539	2,832

Service fees (Note 2)	36	105	569	277	44

Net variation margin on futures contracts	—	—	—	—	24,749

Foreign capital gains tax	—	164	—	—	—

Interest on securities sold short	—	—	—	—	51
Total Liabilities	73,097	714,093	6,869,838	16,541,864	1,689,900
NET ASSETS	$10,200,580	$30,185,800	$148,552,110	$79,577,872	$12,735,308
NET ASSETS:

Paid-in capital	$13,064,461	$69,313,133	$160,894,964	$79,009,347	$15,714,851

Accumulated net investment loss	(58,072)	—	—	—	—

Distributions in excess of net investment income	—	(23,221,684)	(1,208,768)	(62,502)	(12,836)

Accumulated net realized gain (loss) on investments, futures contracts, securities sold short, forward foreign currency contracts and foreign currency related transactions	(2,736,406)	(11,308,587)	(3,932,252)	32,839	(3,119,822)

Net unrealized appreciation (depreciation) on investments, futures contracts, securities sold short, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(69,403)	(4,597,062)	(7,201,834)	598,188	153,115
NET ASSETS	$10,200,580	$30,185,800	$148,552,110	$79,577,872	$12,735,308
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	500,000	700,000	8,700,000	1,600,000	300,000
Net asset value per share	$20.40	$43.12	$17.07	$49.74	$42.45
[1] Includes repurchase agreements of:	$2,678,000	—	—	—	—

[2] Includes market value of securities out on loan of:	—	$669,089	—	—	—

[3] Proceeds received on securities sold short were as follows:	—	—	—	—	$26,434

See Notes to Financial Statements.

80	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

February 29, 2016

	WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund	WisdomTree Bloomberg Floating Rate Treasury Fund	WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund	WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund	WisdomTree Emerging Markets Corporate Bond Fund
ASSETS:

Investments, at cost	$23,244,468	$1,247,830	$9,939,397	$13,782,020	$65,902,085
Investments in securities, at value[1] (Note 2)	23,374,188	1,247,641	9,088,789	12,482,985	60,285,550

Cash	3,157,457	1,158	263,490	765,782	4,197,796

Deposits at broker for futures contracts	219,399	—	164,000	70,400	—

Receivables:

Investment securities sold	513,406	—	—	—	199,438

Interest	125,404	463	169,463	232,443	891,762
Total Assets	27,389,854	1,249,262	9,685,742	13,551,610	65,574,546
LIABILITIES:

Securities sold short, at value[2]	316,805	—	—	—	—

Payables:

Investment of cash collateral for securities loaned (Note 2)	—	—	491,928	770,890	6,114,078

Investment securities purchased	3,405,493	—	—	—	298,802

Advisory fees (Note 3)	4,304	148	3,453	4,302	27,979

Service fees (Note 2)	82	4	32	44	205

Net variation margin on futures contracts	18,768	—	16,353	2,809	—

Interest on securities sold short	613	—	—	—	—
Total Liabilities	3,746,065	152	511,766	778,045	6,441,064
NET ASSETS	$23,643,789	$1,249,110	$9,173,976	$12,773,565	$59,133,482
NET ASSETS:

Paid-in capital	$26,597,143	$1,249,653	$12,185,046	$15,355,798	$74,452,259

Undistributed (Distributions in excess of) net investment income	(18,728)	87	2,794	7,563	19,887

Accumulated net realized loss on investments, futures contracts and securities sold short	(3,113,500)	(441)	(2,155,796)	(1,307,448)	(9,722,129)

Net unrealized appreciation (depreciation) on investments, futures contracts and securities sold short	178,874	(189)	(858,068)	(1,282,348)	(5,616,535)
NET ASSETS	$23,643,789	$1,249,110	$9,173,976	$12,773,565	$59,133,482
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	500,000	50,000	500,000	600,000	900,000
Net asset value per share	$47.29	$24.98	$18.35	$21.29	$65.70
[1] Includes market value of securities out on loan of:	—	—	$471,333	$740,893	$5,889,531

[2] Proceeds received on securities sold short were as follows:	$317,203	—	—	—	—

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	81

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

February 29, 2016

	WisdomTree Emerging Markets Local Debt Fund	WisdomTree Japan Interest Rate Strategy Fund (consolidated)	WisdomTree Strategic Corporate Bond Fund	WisdomTree Western Asset Unconstrained Bond Fund	WisdomTree CBOE S&P 500 PutWrite Strategy Fund
ASSETS:

Investments, at cost	$478,775,925	$5,448,256	$7,266,813	$4,166,138	$1,998,718

Foreign currency, at cost	2,580,355	—	44,784	16,293	—
Investments in securities, at value[1] (Note 2)	348,516,953	5,448,141	7,010,583	3,985,358	1,998,720

Cash	11,635,328	89,370	214,446	689,683	350,373

Deposits at broker for futures contracts	—	2,925	—	35,052	—

Cash collateral for written options	—	—	—	—	200,000

Foreign currency, at value	2,601,616	—	43,722	14,410	—

Unrealized appreciation on forward foreign currency contracts	144,368	2,468	17,522	2,611	—

Interest receivable	6,323,522	—	80,710	51,705	—
Total Assets	369,221,787	5,542,904	7,366,983	4,778,819	2,549,093
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	573,963	102,264	—	3,926	—

Written options, at value[2]	—	—	—	—	33,800

Payables:

Investment of cash collateral for securities loaned (Note 2)	—	—	235,305	114,025	—

Investment securities purchased	—	899,370	—	—	—

Advisory fees (Note 3)	166,668	1,818	2,527	2,009	157

Service fees (Note 2)	1,334	37	25	16	2

Net variation margin on futures contracts	—	3,106	—	2,775	—
Total Liabilities	741,965	1,006,595	237,857	122,751	33,959
NET ASSETS	$368,479,822	$4,536,309	$7,129,126	$4,656,068	$2,515,134
NET ASSETS:

Paid-in capital	$613,624,746	$4,834,078	$7,523,305	$5,000,003	$2,518,330

Accumulated net investment loss	—	(10,327)	—	—	(45)

Distributions in excess of net investment income	(40,086,304)	—	(110)	(507)	—

Accumulated net realized loss on investments, futures contracts, forward foreign currency contracts and foreign currency related transactions	(74,176,103)	(82,536)	(154,217)	(157,961)	—

Net unrealized appreciation (depreciation) on investments, futures contracts, written options, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(130,882,517)	(204,906)	(239,852)	(185,467)	(3,151)
NET ASSETS	$368,479,822	$4,536,309	$7,129,126	$4,656,068	$2,515,134
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	10,800,000	100,000	100,000	100,000	100,004
Net asset value per share	$34.12	$45.36	$71.29	$46.56	$25.15
[1] Includes market value of securities out on loan of:	—	—	$228,666	$109,213	—

[2] Premiums received on written options were as follows:	—	—	—	—	$30,647

See Notes to Financial Statements.

82	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

February 29, 2016

	WisdomTree Global Real Return Fund (consolidated)	WisdomTree Managed Futures Strategy Fund (consolidated)
ASSETS:

Investments, at cost	$3,614,324	$175,104,356

Investment in affiliates, at cost (Note 7)	389,724	—

Foreign currency, at cost	24,203	—
Investments in securities, at value[1] (Note 2)	3,034,743	175,097,461

Investment in affiliates, at value (Note 7)	292,575	—

Cash	729,696	24,511,921

Deposits at broker for futures contracts	29,532	15,009

Foreign currency, at value	24,474	—

Unrealized appreciation on forward foreign currency contracts	16,613	3,713,138

Receivables:

Interest	19,621	—

Net variation margin on futures contracts	3,526	202,224
Total Assets	4,150,780	203,539,753
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	33,055	2,583,231

Payables:

Investment of cash collateral for securities loaned (Note 2)	252,678	—

Advisory fees (Note 3)	1,813	150,180

Service fees (Note 2)	13	695
Total Liabilities	287,559	2,734,106
NET ASSETS	$3,863,221	$200,805,647
NET ASSETS:

Paid-in capital	$4,553,748	$196,201,716

Accumulated net investment loss	—	(3,775,755)

Distributions in excess of net investment income	(54,855)	—

Accumulated net realized gain on investments, futures contracts, forward foreign currency contracts and foreign currency related transactions	52,870	3,673,250

Net unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(688,542)	4,706,436
NET ASSETS	$3,863,221	$200,805,647
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	100,000	4,700,000
Net asset value per share	$38.63	$42.72
[1] Included market value of securities out on loan of:	$247,611	—

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	83

Statements of Operations (unaudited)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

For the Six Months Ended February 29, 2016

	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Brazilian Real Strategy Fund	WisdomTree Chinese Yuan Strategy Fund	WisdomTree Commodity Currency Strategy Fund	WisdomTree Emerging Currency Strategy Fund
INVESTMENT INCOME:

Interest	$92,340	$9,414	$334,648	$1,898	$17,262
Total investment income	92,340	9,414	334,648	1,898	17,262
EXPENSES:

Advisory fees (Note 3)	688,270	34,372	146,377	15,048	130,960

Service fees (Note 2)	6,057	336	1,431	121	1,048
Total expenses	694,327	34,708	147,808	15,169	132,008
Net investment income (loss)	(601,987)	(25,294)	186,840	(13,271)	(114,746)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	10,553	—	(301,171)	(337)	(2,420)

Forward foreign currency contracts and foreign currency related transactions	5,408,685	(2,241,850)	(2,594,041)	(682,761)	(4,316,814)

Payments by affiliates (Note 3)	80,068	—	—	—	—
Net realized gain (loss)	5,499,306	(2,241,850)	(2,895,212)	(683,098)	(4,319,234)

Net change in unrealized appreciation (depreciation) from:

Investment transactions	(65,452)	(276)	(39,911)	(58)	(793)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(3,025,242)	1,810,222	2,699,579	538,203	3,638,933
Net change in unrealized appreciation (depreciation)	(3,090,694)	1,809,946	2,659,668	538,145	3,638,140
Net realized and unrealized gain (loss) on investments	2,408,612	(431,904)	(235,544)	(144,953)	(681,094)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,806,625	$(457,198)	$(48,704)	$(158,224)	$(795,840)

See Notes to Financial Statements.

84	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Operations (unaudited) (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

For the Six Months Ended February 29, 2016

	WisdomTree Indian Rupee Strategy Fund	WisdomTree Asia Local Debt Fund	WisdomTree Australia & New Zealand Debt Fund	WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund	WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund
INVESTMENT INCOME:

Interest[1]	$4,305	$489,461	$2,104,722	$250,983	$148,172

Securities lending income (Note 2)	—	885	722	—	120
Total investment income	4,305	490,346	2,105,444	250,983	148,292
EXPENSES:

Advisory fees (Note 3)	23,823	93,042	345,431	18,976	21,771

Service fees (Note 2)	233	744	3,377	417	342
Total expenses	24,056	93,786	348,808	19,393	22,113
Expense waivers (Note 3)	—	—	(83,704)	(7,590)	—
Net expenses	24,056	93,786	265,104	11,803	22,113
Net investment income (loss)	(19,751)	396,560	1,840,340	239,180	126,179
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(300)	(2,105,003)	410,332	35,346	(66,175)

In-kind redemptions	—	(557,393)	(1,130,657)	—	—

Futures contracts	—	—	—	—	(584,945)

Securities sold short	—	—	—	—	(613)

Forward foreign currency contracts and foreign currency related transactions	(404,896)	(77,656)	(36,212)	—	—
Net realized gain (loss)	(405,196)	(2,740,052)	(756,537)	35,346	(651,733)

Net change in unrealized appreciation (depreciation) from:

Investment transactions[2]	(103)	2,956,989	5,572,814	646,793	185,172

Futures contracts	—	—	—	—	(116,235)

Securities sold short	—	—	—	—	34

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	328,617	123,645	93,876	—	—
Net change in unrealized appreciation (depreciation)	328,514	3,080,634	5,666,690	646,793	68,971
Net realized and unrealized gain (loss) on investments	(76,682)	340,582	4,910,153	682,139	(582,762)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(96,433)	$737,142	$6,750,493	$921,319	$(456,583)
[1] Net of foreign withholding tax of:	—	$18,532	—	—	—

[2] Net of foreign capital gain taxes of:	—	$164	—	—	—

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	85

Statements of Operations (unaudited) (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

For the Six Months Ended February 29, 2016

	WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund	WisdomTree Bloomberg Floating Rate Treasury Fund	WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund	WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund	WisdomTree Emerging Markets Corporate Bond Fund
INVESTMENT INCOME:

Interest	$250,572	$1,606	$288,497	$359,596	$1,790,444

Securities lending income (Note 2)	141	—	2,057	3,379	33,141
Total investment income	250,713	1,606	290,554	362,975	1,823,585
EXPENSES:

Advisory fees (Note 3)	30,852	1,241	27,123	30,355	208,668

Service fees (Note 2)	589	28	249	311	1,530
Total expenses	31,441	1,269	27,372	30,666	210,198
Expense waivers (Note 3)	—	(311)	—	—	—
Net expenses	31,441	958	27,372	30,666	210,198
Net investment income	219,272	648	263,182	332,309	1,613,387
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss from:

Investment transactions	(99,774)	(178)	(267,545)	(360,036)	(3,351,578)

In-kind redemptions	—	—	(238,240)	(144,750)	(1,675,436)

Futures contracts	(547,721)	—	(440,229)	(76,053)	—

Securities sold short	(7,498)	—	—	—	—
Net realized loss	(654,993)	(178)	(946,014)	(580,839)	(5,027,014)

Net change in unrealized appreciation (depreciation) from:

Investment transactions	228,988	(995)	(422,875)	(613,977)	1,421,656

Futures contracts	(43,589)	—	(74,976)	(10,263)	—

Securities sold short	(1,229)	—	—	—	—
Net change in unrealized appreciation (depreciation)	184,170	(995)	(497,851)	(624,240)	1,421,656
Net realized and unrealized loss on investments	(470,823)	(1,173)	(1,443,865)	(1,205,079)	(3,605,358)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(251,551)	$(525)	$(1,180,683)	$(872,770)	$(1,991,971)

See Notes to Financial Statements.

86	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Operations (unaudited) (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

For the Six Months or Period Ended February 29, 2016

	WisdomTree Emerging Markets Local Debt Fund	WisdomTree Japan Interest Rate Strategy Fund (consolidated)	WisdomTree Strategic Corporate Bond Fund	WisdomTree Western Asset Unconstrained Bond Fund	WisdomTree CBOE S&P 500 PutWrite Strategy Fund[1]
INVESTMENT INCOME:

Dividends	$—	$—	$7,042	$—	$—

Interest[2]	13,900,782	1,701	134,937	102,399	114

Securities lending income (Note 2)	—	—	1,941	319	—
Total investment income	13,900,782	1,701	143,920	102,718	114
EXPENSES:

Advisory fees (Note 3)	1,208,792	11,923	17,969	14,219	182

Service fees (Note 2)	9,670	105	158	105	2
Total expenses	1,218,462	12,028	18,127	14,324	184
Expense waivers (Note 3)	—	—	(1,797)	(1,185)	(25)
Net expenses	1,218,462	12,028	16,330	13,139	159
Net investment income (loss)	12,682,320	(10,327)	127,590	89,579	(45)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss from:

Investment transactions[3]	(22,545,411)	(25)	(50,103)	(3,710)	—

In-kind redemptions	(31,226,240)	—	—	—	—

Futures contracts	—	(84,362)	—	(54,093)	—

Written options	—	—	—	1,419	—

Forward foreign currency contracts and foreign currency related transactions	(2,972,015)	(31,294)	(5,364)	(1,649)	—
Net realized gain (loss)	(56,743,666)	(115,681)	(55,467)	(58,033)	—

Net change in unrealized appreciation (depreciation) from:

Investment transactions[4]	32,204,904	(240)	(141,294)	(138,674)	2

Futures contracts	—	(64,516)	—	(33,549)	—

Written options	—	—	—	(63)	(3,153)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	930,890	(82,566)	29,331	258	—
Net change in unrealized appreciation (depreciation)	33,135,794	(147,322)	(111,963)	(172,028)	(3,151)
Net realized and unrealized loss on investments	(23,607,872)	(263,003)	(167,430)	(230,061)	(3,151)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,925,552)	$(273,330)	$(39,840)	$(140,482)	$(3,196)
[1] For the period February 22, 2016 (commencement of operations) through February 29, 2016.
[2] Net of foreign withholding tax of:	$265,260	—	—	—	—

[3] Net of foreign capital gains tax withheld of:	$97,284	—	—	—	—

[4] Net of foreign capital gain tax credit of:	$26,795	—	—	—	—

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	87

Statements of Operations (unaudited) (concluded)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

For the Six Months Ended February 29, 2016

	WisdomTree Global Real Return Fund (consolidated)	WisdomTree Managed Futures Strategy Fund (consolidated)
INVESTMENT INCOME:

Dividends from affiliates (Note 7)	$6,210	$—

Interest	29,601	11,874

Securities lending income (Note 2)	3,031	—
Total investment income	38,842	11,874
EXPENSES:

Advisory fees (Note 3)	11,834	956,925

Service fees (Note 2)	87	4,432
Total expenses	11,921	961,357
Net investment income (loss)	26,921	(949,483)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(13,846)	(1,692)

Futures contracts	(31,800)	6,710,704

Forward foreign currency contracts and foreign currency related transactions	116,801	(1,215,012)
Net realized gain	71,155	5,494,000

Net change in unrealized appreciation (depreciation) from:

Investment transactions	(91,624)	(8,563)

Futures contracts	(7,496)	996,003

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(66,999)	1,867,162
Net change in unrealized appreciation (depreciation)	(166,119)	2,854,602
Net realized and unrealized gain (loss) on investments	(94,964)	8,348,602
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(68,043)	$7,399,119

See Notes to Financial Statements.

88	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Changes in Net Assets

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Bloomberg U.S. Dollar Bullish Fund		WisdomTree Brazilian Real Strategy Fund		WisdomTree Chinese Yuan Strategy Fund
	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$(601,987)	$(1,443,348)	$(25,294)	$(86,729)	$186,840	$296,058

Net realized gain (loss) on investments, forward foreign currency contracts, foreign currency related transactions and payments by affiliates	5,499,306	35,875,695	(2,241,850)	(6,228,738)	(2,895,212)	2,335,890

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(3,090,694)	(2,018,814)	1,809,946	(2,015,497)	2,659,668	(5,190,903)
Net increase (decrease) in net assets resulting from operations	1,806,625	32,413,533	(457,198)	(8,330,964)	(48,704)	(2,558,955)
DISTRIBUTIONS:

Capital gains	(15,774,360)	(4,182,934)	—	—	—	(526,878)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	56,329,475	626,706,192	—	6,602,046	—	10,211,249

Cost of shares redeemed	(126,313,509)	(369,498,195)	—	(13,439,386)	(34,587,151)	(70,417,059)
Net increase (decrease) in net assets resulting from capital share transactions	(69,984,034)	257,207,997	—	(6,837,340)	(34,587,151)	(60,205,810)
Net Increase (Decrease) in Net Assets	(83,951,769)	285,438,596	(457,198)	(15,168,304)	(34,635,855)	(63,291,643)
NET ASSETS:

Beginning of period	$340,683,576	$55,244,980	$15,994,590	$31,162,894	$88,827,341	$152,118,984

End of period	$256,731,807	$340,683,576	$15,537,392	$15,994,590	$54,191,486	$88,827,341
Accumulated net investment loss included in net assets at end of period	$(601,987)	$—	$(75,299)	$(50,005)	$(558,961)	$(745,801)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	11,900,000	2,200,000	1,200,000	1,600,000	3,600,000	6,000,000

Shares created	2,000,000	23,000,000	—	400,000	—	400,000

Shares redeemed	(4,500,000)	(13,300,000)	—	(800,000)	(1,400,000)	(2,800,000)
Shares outstanding, end of period	9,400,000	11,900,000	1,200,000	1,200,000	2,200,000	3,600,000

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	89

Statements of Changes in Net Assets (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Commodity Currency Strategy Fund		WisdomTree Emerging Currency Strategy Fund		WisdomTree Indian Rupee Strategy Fund
	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment loss	$(13,271)	$(43,986)	$(114,746)	$(407,288)	$(19,751)	$(69,996)

Net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(683,098)	(1,586,150)	(4,319,234)	(11,796,306)	(405,196)	(290,543)

Net change in unrealized appreciation (depreciation) on investments and forward foreign currency contracts	538,145	(673,627)	3,638,140	(2,268,386)	328,514	(259,240)
Net increase (decrease) in net assets resulting from operations	(158,224)	(2,303,763)	(795,840)	(14,471,980)	(96,433)	(619,779)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	—	11,868,595	9,323,267	2,096,836	2,140,988

Cost of shares redeemed	(1,515,548)	(3,551,210)	(25,391,705)	(44,280,729)	(4,154,598)	(14,829,288)
Net decrease in net assets resulting from capital share transactions	(1,515,548)	(3,551,210)	(13,523,110)	(34,957,462)	(2,057,762)	(12,688,300)
Net Decrease in Net Assets	(1,673,772)	(5,854,973)	(14,318,950)	(49,429,442)	(2,154,195)	(13,308,079)
NET ASSETS:

Beginning of period	$6,204,222	$12,059,195	$52,718,608	$102,148,050	$12,354,775	$25,662,854

End of period	$4,530,450	$6,204,222	$38,399,658	$52,718,608	$10,200,580	$12,354,775
Accumulated net investment loss included in net assets at end of period	$(38,955)	$(25,684)	$(371,417)	$(256,671)	$(58,072)	$(38,321)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	400,000	600,000	3,100,000	5,000,000	600,000	1,200,000

Shares created	—	—	700,000	500,000	100,000	100,000

Shares redeemed	(100,000)	(200,000)	(1,500,000)	(2,400,000)	(200,000)	(700,000)
Shares outstanding, end of period	300,000	400,000	2,300,000	3,100,000	500,000	600,000

See Notes to Financial Statements.

90	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Changes in Net Assets (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Asia Local Debt Fund		WisdomTree Australia & New Zealand Debt Fund		WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund
	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Six Months Ended February 29, 2016 (unaudited)	For the Period July 9, 2015* through August 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$396,560	$4,417,331	$1,840,340	$1,558,005	$239,180	$16,315

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(2,740,052)	(32,627,391)	(756,537)	(3,271,381)	35,346	(2,504)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	3,080,634	6,848,567	5,666,690	(11,169,475)	646,793	(48,605)
Net increase (decrease) in net assets resulting from operations	737,142	(21,361,493)	6,750,493	(12,882,851)	921,319	(34,794)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(412,500)	(3,483,000)	(1,531,500)	(1,532,617)	(306,000)	(12,000)

Return of capital	—	—	—	(70,883)	—	—
Total dividends and distributions	(412,500)	(3,483,000)	(1,531,500)	(1,603,500)	(306,000)	(12,000)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	—	92,614,246	93,012,726	73,998,663	5,010,684

Cost of shares redeemed	(8,712,527)	(276,134,781)	(52,653,126)	(9,152,085)	(100)	—
Net increase (decrease) in net assets resulting from capital share transactions	(8,712,527)	(276,134,781)	39,961,120	83,860,641	73,998,563	5,010,684
Net Increase (Decrease) in Net Assets	(8,387,885)	(300,979,274)	45,180,113	69,374,290	74,613,882	4,963,890
NET ASSETS:

Beginning of period	$38,573,685	$339,552,959	$103,371,997	$33,997,707	$4,963,990	$100

End of period	$30,185,800	$38,573,685	$148,552,110	$103,371,997	$79,577,872	$4,963,990
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$(23,221,684)	$(23,205,744)	$(1,208,768)	$(1,517,608)	$(62,502)	$4,318
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	900,000	6,800,000	6,200,000	1,600,000	100,002	2

Shares created	—	—	5,600,000	5,100,000	1,500,000	100,000

Shares redeemed	(200,000)	(5,900,000)	(3,100,000)	(500,000)	(2)	—
Shares outstanding, end of period	700,000	900,000	8,700,000	6,200,000	1,600,000	100,002
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	91

Statements of Changes in Net Assets (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund		WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund		WisdomTree Bloomberg Floating Rate Treasury Fund
	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$126,179	$391,921	$219,272	$840,902	$648	$(1,096)

Net realized gain (loss) on investments and futures contracts	(651,733)	(1,796,866)	(654,993)	(1,984,358)	(178)	124

Net change in unrealized appreciation (depreciation) on investments, futures contracts and securities sold short	68,971	(8,885)	184,170	(113,607)	(995)	113
Net increase (decrease) in net assets resulting from operations	(456,583)	(1,413,830)	(251,551)	(1,257,063)	(525)	(859)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(151,500)	(425,856)	(238,000)	(949,953)	—	—

Return of capital	—	—	—	(5,036)	—	—
Total dividends and distributions	(151,500)	(425,856)	(238,000)	(954,989)	—	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	4,463,963	46,189,550	—	69,474,586	—	—

Cost of shares redeemed	(8,887,513)	(31,247,716)	(4,790,073)	(43,316,891)	—	(1,248,883)
Net increase (decrease) in net assets resulting from capital share transactions	(4,423,550)	14,941,834	(4,790,073)	26,157,695	—	(1,248,883)
Net Increase (Decrease) in Net Assets	(5,031,633)	13,102,148	(5,279,624)	23,945,643	(525)	(1,249,742)
NET ASSETS:

Beginning of period	$17,766,941	$4,664,793	$28,923,413	$4,977,770	$1,249,635	$2,499,377

End of period	$12,735,308	$17,766,941	$23,643,789	$28,923,413	$1,249,110	$1,249,635
Accumulated net investment loss included in net assets at end of period	$—	$—	$—	$—	$—	$(561)
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$(12,836)	$12,485	$(18,728)	$—	$87	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	400,000	100,000	600,000	100,000	50,000	100,000

Shares created	100,000	1,000,000	—	1,400,000	—	—

Shares redeemed	(200,000)	(700,000)	(100,000)	(900,000)	—	(50,000)
Shares outstanding, end of period	300,000	400,000	500,000	600,000	50,000	50,000

See Notes to Financial Statements.

92	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Changes in Net Assets (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund		WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund		WisdomTree Emerging Markets Corporate Bond Fund
	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$263,182	$343,636	$332,309	$664,315	$1,613,387	$4,824,865

Net realized loss on investments and futures contracts	(946,014)	(906,103)	(580,839)	(871,938)	(5,027,014)	(3,296,808)

Net change in unrealized appreciation (depreciation) on investments and futures contracts	(497,851)	(361,845)	(624,240)	(625,107)	1,421,656	(9,234,149)
Net increase (decrease) in net assets resulting from operations	(1,180,683)	(924,312)	(872,770)	(832,730)	(1,991,971)	(7,706,092)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(262,000)	(344,268)	(328,500)	(663,390)	(1,593,500)	(4,872,978)

Return of capital	—	—	—	—	—	(41,522)
Total dividends and distributions	(262,000)	(344,268)	(328,500)	(663,390)	(1,593,500)	(4,914,500)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	2,067,862	13,496,874	—	19,441,636	—	—

Cost of shares redeemed	(3,949,815)	(4,326,952)	(6,883,821)	(12,002,629)	(20,236,935)	(21,160,956)
Net increase (decrease) in net assets resulting from capital share transactions	(1,881,953)	9,169,922	(6,883,821)	7,439,007	(20,236,935)	(21,160,956)
Net Increase (Decrease) in Net Assets	(3,324,636)	7,901,342	(8,085,091)	5,942,887	(23,822,406)	(33,781,548)
NET ASSETS:

Beginning of period	$12,498,612	$4,597,270	$20,858,656	$14,915,769	$82,955,888	$116,737,436

End of period	$9,173,976	$12,498,612	$12,773,565	$20,858,656	$59,133,482	$82,955,888
Undistributed net investment income included in net assets at end of period	$2,794	$1,612	$7,563	$3,754	$19,887	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	600,000	200,000	900,000	600,000	1,200,000	1,500,000

Shares created	100,000	600,000	—	800,000	—	—

Shares redeemed	(200,000)	(200,000)	(300,000)	(500,000)	(300,000)	(300,000)
Shares outstanding, end of period	500,000	600,000	600,000	900,000	900,000	1,200,000

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	93

Statements of Changes in Net Assets (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Emerging Markets Local Debt Fund		WisdomTree Japan Interest Rate Strategy Fund (consolidated)		WisdomTree Strategic Corporate Bond Fund
	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$12,682,320	$32,293,203	$(10,327)	$(24,241)	$127,590	$257,669

Net realized gain (loss) on investments, futures contracts, forward foreign currency contracts and foreign currency related transactions	(56,743,666)	(79,118,646)	(115,681)	171,150	(55,467)	65,309

Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	33,135,794	(96,117,946)	(147,322)	(34,441)	(111,963)	(335,327)
Net increase (decrease) in net assets resulting from operations	(10,925,552)	(142,943,389)	(273,330)	112,468	(39,840)	(12,349)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(11,104,000)	(29,050,502)	—	—	(125,000)	(303,416)

Capital gains	—	—	(96,374)	(100,511)	—	—

Return of capital	—	(1,723,498)	—	—	—	—
Total distributions	(11,104,000)	(30,774,000)	(96,374)	(100,511)	(125,000)	(303,416)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	67,370,283	52,615,866	—	—	—	—

Cost of shares redeemed	(156,127,438)	(238,491,203)	—	—	—	—
Net decrease in net assets resulting from capital share transactions	(88,757,155)	(185,875,337)	—	—	—	—
Net Increase (Decrease) in Net Assets	(110,786,707)	(359,592,726)	(369,704)	11,957	(164,840)	(315,765)
NET ASSETS:

Beginning of period	$479,266,529	$838,859,255	$4,906,013	$4,894,056	$7,293,966	$7,609,731

End of period	$368,479,822	$479,266,529	$4,536,309	$4,906,013	$7,129,126	$7,293,966
Accumulated net investment loss included in net assets at end of period	$—	$—	$(10,327)	$—	$—	$—
Distributions in excess of net investment income included in net assets at end of period	$(40,086,304)	$(41,664,624)	$—	$—	$(110)	$(2,700)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	13,400,000	17,800,000	100,000	100,000	100,000	100,000

Shares created	1,900,000	1,300,000	—	—	—	—

Shares redeemed	(4,500,000)	(5,700,000)	—	—	—	—
Shares outstanding, end of period	10,800,000	13,400,000	100,000	100,000	100,000	100,000

See Notes to Financial Statements.

94	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Changes in Net Assets (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Western Asset Unconstrained Bond Fund		WisdomTree CBOE S&P 500 PutWrite Strategy Fund	WisdomTree Global Real Return Fund (consolidated)
	For the Six Months Ended February 29, 2016 (unaudited)	For the Period June 11, 2015* through August 31, 2015	For the Period February 22, 2016* through February 29, 2016 (unaudited)	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$89,579	$40,740	$(45)	$26,921	$94,637

Net realized gain (loss) on investments, futures contracts, written options, forward foreign currency contracts and foreign currency related transactions	(58,033)	(100,252)	—	71,155	(3,673)

Net change in unrealized depreciation on investments, futures contracts, written options, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(172,028)	(13,439)	(3,151)	(166,119)	(561,058)
Net increase (decrease) in net assets resulting from operations	(140,482)	(72,951)	(3,196)	(68,043)	(470,094)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(96,001)	(34,501)	—	(177,301)	(71,384)

Capital gains	—	—	—	—	(43,117)
Total dividends and distributions	(96,001)	(34,501)	—	(177,301)	(114,501)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	5,000,000	2,518,230	—	4,210,677

Cost of shares redeemed	(97)	—	—	—	(4,223,567)
Net increase (decrease) in net assets resulting from capital share transactions	(97)	5,000,000	2,518,230	—	(12,890)
Net Increase (Decrease) in Net Assets	(236,580)	4,892,548	2,515,034	(245,344)	(597,485)
NET ASSETS:

Beginning of period	$4,892,648	$100	$100	$4,108,565	$4,706,050

End of period	$4,656,068	$4,892,648	$2,515,134	$3,863,221	$4,108,565
Accumulated net investment loss included in net assets at end of period	$—	$—	$(45)	$—	$—
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$(507)	$5,915	$—	$(54,855)	$95,525
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	100,002	2	4	100,000	100,000

Shares created	—	100,000	100,000	—	100,000

Shares redeemed	(2)	—	—	—	(100,000)
Shares outstanding, end of period	100,000	100,002	100,004	100,000	100,000
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	95

Statements of Changes in Net Assets (concluded)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Managed Futures Strategy Fund (consolidated)
	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment loss	$(949,483)	$(1,949,337)

Net realized gain (loss) on investments, futures contracts, forward foreign currency contracts and foreign currency related transactions	5,494,000	(5,317,409)

Net change in unrealized appreciation on investments, futures contracts and forward foreign currency contracts	2,854,602	304,559
Net increase (decrease) in net assets resulting from operations	7,399,119	(6,962,187)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	4,221,375	56,483,948

Cost of shares redeemed	(24,897,458)	(12,482,357)
Net increase (decrease) in net assets resulting from capital share transactions	(20,676,083)	44,001,591
Net Increase (Decrease) in Net Assets	(13,276,964)	37,039,404
NET ASSETS:

Beginning of period	$214,082,611	$177,043,207

End of period	$200,805,647	$214,082,611
Accumulated net investment loss included in net assets at end of period	$(3,775,755)	$(2,826,272)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	5,200,000	4,200,000

Shares created	100,000	1,300,000

Shares redeemed	(600,000)	(300,000)
Shares outstanding, end of period	4,700,000	5,200,000

See Notes to Financial Statements.

96	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Financial Highlights

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Bloomberg U.S. Dollar Bullish Fund	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$28.63	$25.11	$25.12
Investment operations:
Net investment loss[1]	(0.06)	(0.13)	(0.08)
Net realized and unrealized gain	0.51	4.08	0.07
Total from investment operations	0.45	3.95	(0.01)
Distributions to shareholders:
Capital gains	(1.77)	(0.43)	—
Net asset value, end of period	$27.31	$28.63	$25.11

TOTAL RETURN[2]	1.56%[3]	15.83%	(0.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$256,732	$340,684	$55,245
Ratios to average net assets of:
Expenses	0.50%[4]	0.50%	0.51%[4,5]
Net investment loss	(0.44)%[4]	(0.48)%	(0.48)%[4]
Portfolio turnover rate[6]	0%	0%	0%

WisdomTree Brazilian Real Strategy Fund	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011
Net asset value, beginning of period	$13.33	$19.48	$16.83	$18.81	$28.99	$27.65
Investment operations:
Net investment loss[1]	(0.02)	(0.07)	(0.07)	(0.07)	(0.09)	(0.10)
Net realized and unrealized gain (loss)	(0.36)	(6.08)	2.72	(1.91)	(4.36)	4.68
Total from investment operations	(0.38)	(6.15)	2.65	(1.98)	(4.45)	4.58
Distributions to shareholders:
Capital gains	—	—	—	—	(5.73)	(3.24)
Net asset value, end of period	$12.95	$13.33	$19.48	$16.83	$18.81	$28.99

TOTAL RETURN[2]	(2.85)%	(31.57)%	15.75%	(10.53)%	(16.14)%	17.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$15,537	$15,995	$31,163	$40,397	$63,942	$481,253
Ratios to average net assets of:
Expenses	0.45%[4]	0.45%	0.46%[7]	0.45%	0.45%	0.45%
Net investment loss	(0.33)%[4]	(0.40)%	(0.40)%	(0.39)%	(0.38)%	(0.36)%
Portfolio turnover rate[6]	0%	0%	0%	0%	0%	0%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]

Includes a voluntary reimbursement from the sub-adviser for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.04% lower.

[4]	Annualized.

[5]	Included in the expense ratio are proxy expenses (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.50%.

[6]	Portfolio turnover rate is not annualized. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation as well.

[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.45%.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	97

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Chinese Yuan Strategy Fund	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011
Net asset value, beginning of period	$24.67	$25.35	$26.22	$25.22	$25.81	$24.84
Investment operations:
Net investment income (loss)[1]	0.07	0.06	(0.03)	0.00[2]	(0.06)	(0.09)
Net realized and unrealized gain (loss)	(0.11)	(0.64)	0.20	1.20	0.02	1.21
Total from investment operations	(0.04)	(0.58)	0.17	1.20	(0.04)	1.12
Dividends and distributions to shareholders:
Net investment income	—	—	(0.21)	—	—	—
Capital gains	—	(0.10)	(0.83)	(0.20)	(0.55)	(0.15)
Total dividends and distributions to shareholders	—	(0.10)	(1.04)	(0.20)	(0.55)	(0.15)
Net asset value, end of period	$24.63	$24.67	$25.35	$26.22	$25.22	$25.81

TOTAL RETURN[3]	(0.16)%	(2.30)%	0.63%	4.78%	(0.15)%	4.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$54,191	$88,827	$152,119	$215,015	$267,383	$567,883
Ratios to average net assets of:
Expenses	0.45%[4]	0.45%	0.46%[5]	0.45%	0.45%	0.45%
Net investment income (loss)	0.57%[4]	0.24%	(0.11)%	0.02%	(0.22)%	(0.34)%
Portfolio turnover rate[6]	0%	0%	0%	0%	0%	0%

WisdomTree Commodity Currency Strategy Fund	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Period September 24, 2010* through August 31, 2011
Net asset value, beginning of period	$15.51	$20.10	$19.68	$20.93	$27.78	$25.10
Investment operations:
Net investment loss[1]	(0.04)	(0.09)	(0.11)	(0.10)	(0.11)	(0.13)
Net realized and unrealized gain (loss)	(0.37)	(4.50)	0.53	(1.15)	(1.68)	2.90
Total from investment operations	(0.41)	(4.59)	0.42	(1.25)	(1.79)	2.77
Distributions to shareholders:
Capital gains	—	—	—	—	(5.06)	(0.09)
Net asset value, end of period	$15.10	$15.51	$20.10	$19.68	$20.93	$27.78

TOTAL RETURN[3]	(2.64)%	(22.84)%	2.13%	(5.97)%	(5.75)%	11.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,530	$6,204	$12,059	$15,747	$25,116	$80,560
Ratios to average net assets of:
Expenses	0.55%[4]	0.55%	0.56%[5]	0.55%	0.55%	0.55%[4]
Net investment loss	(0.49)%[4]	(0.52)%	(0.53)%	(0.48)%	(0.48)%	(0.46)%[4]
Portfolio turnover rate[6]	0%	0%	0%	0%	0%	0%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.45% for the WisdomTree Chinese Yuan Strategy Fund and 0.55% for the WisdomTree Commodity Currency Strategy Fund.

[6]	Portfolio turnover rate is not annualized. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation as well.

See Notes to Financial Statements.

98	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Currency Strategy Fund	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011
Net asset value, beginning of period	$17.01	$20.43	$19.66	$20.33	$22.87	$21.89
Investment operations:
Net investment loss[1]	(0.04)	(0.10)	(0.11)	(0.10)	(0.10)	(0.10)
Net realized and unrealized gain (loss)	(0.27)	(3.32)	0.88	(0.57)	(1.38)	1.92
Total from investment operations	(0.31)	(3.42)	0.77	(0.67)	(1.48)	1.82
Distributions to shareholders:
Capital gains	—	—	—	—	(1.06)	(0.84)
Net asset value, end of period	$16.70	$17.01	$20.43	$19.66	$20.33	$22.87

TOTAL RETURN[2]	(1.82)%	(16.74)%	3.92%	(3.30)%	(6.36)%	8.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$38,400	$52,719	$102,148	$192,628	$274,521	$585,411
Ratios to average net assets of:
Expenses	0.55%[3]	0.55%	0.56%[4]	0.55%	0.55%	0.55%
Net investment loss	(0.48)%[3]	(0.52)%	(0.53)%	(0.48)%	(0.47)%	(0.46)%
Portfolio turnover rate[5]	0%	0%	0%	0%	0%	0%

WisdomTree Indian Rupee Strategy Fund	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011
Net asset value, beginning of period	$20.59	$21.39	$17.91	$20.30	$26.78	$25.10
Investment operations:
Net investment loss[1]	(0.04)	(0.09)	(0.09)	(0.08)	(0.08)	(0.09)
Net realized and unrealized gain (loss)	(0.15)	(0.71)	3.57	(2.31)	(3.12)	2.06
Total from investment operations	(0.19)	(0.80)	3.48	(2.39)	(3.20)	1.97
Distributions to shareholders:
Capital gains	—	—	—	—	(3.28)	(0.29)
Net asset value, end of period	$20.40	$20.59	$21.39	$17.91	$20.30	$26.78

TOTAL RETURN[2]	(0.92)%	(3.74)%	19.43%	(11.77)%	(11.93)%	7.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$10,201	$12,355	$25,663	$32,230	$18,273	$24,104
Ratios to average net assets of:
Expenses	0.45%[3]	0.45%	0.46%[4]	0.45%	0.45%	0.45%
Net investment loss	(0.37)%[3]	(0.42)%	(0.43)%	(0.39)%	(0.37)%	(0.34)%
Portfolio turnover rate[5]	0%	0%	0%	0%	0%	0%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.55% for the WisdomTree Emerging Currency Strategy Fund and 0.45% for the WisdomTree Indian Rupee Strategy Fund.

[5]	Portfolio turnover rate is not annualized. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation as well.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	99

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Asia Local Debt Fund	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Period March 17, 2011* through August 31, 2011
Net asset value, beginning of period	$42.86	$49.93	$47.41	$51.57	$53.23	$49.85
Investment operations:
Net investment income[1]	0.50	1.29	1.15	1.20	1.29	0.60
Net realized and unrealized gain (loss)	0.29	(7.28)	2.00	(3.74)	(2.37)	3.21
Total from investment operations	0.79	(5.99)	3.15	(2.54)	(1.08)	3.81
Dividends and distributions to shareholders:
Net investment income	(0.53)	(1.08)	(0.47)	(1.34)	(0.58)	(0.43)
Capital gains	—	—	—	(0.28)	—	—
Return of capital	—	—	(0.16)	—	—	—
Total dividends and distributions to shareholders	(0.53)	(1.08)	(0.63)	(1.62)	(0.58)	(0.43)
Net asset value, end of period	$43.12	$42.86	$49.93	$47.41	$51.57	$53.23

TOTAL RETURN[2]	1.84%	(12.15)%	6.69%	(5.14)%	(2.00)%	7.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$30,186	$38,574	$339,553	$493,089	$422,871	$660,086
Ratios to average net assets of:
Expenses	0.55%[3]	0.55%	0.56%[4]	0.55%	0.55%	0.55%[3]
Net investment income	2.34%[3]	2.68%	2.36%	2.34%	2.51%	2.52%[3]
Portfolio turnover rate[5]	11%	10%	62%	52%	62%	0%

WisdomTree Australia & New Zealand Debt Fund	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012[6]	For the Year Ended August 31, 2011
Net asset value, beginning of period	$16.67	$21.25	$19.44	$22.54	$26.31	$22.24
Investment operations:
Net investment income (loss)[1]	0.20	0.46	0.64	0.72	0.67	(0.08)
Net realized and unrealized gain (loss)	0.37	(4.51)	1.46	(3.22)	(0.70)	5.40
Total from investment operations	0.57	(4.05)	2.10	(2.50)	(0.03)	5.32
Dividends and distributions to shareholders:
Net investment income	(0.17)	(0.51)	(0.24)	(0.47)	(0.69)	—
Capital gains	—	—	—	—	(3.05)	(1.25)
Return of capital	—	(0.02)	(0.05)	(0.13)	—	—
Total dividends and distributions to shareholders	(0.17)	(0.53)	(0.29)	(0.60)	(3.74)	(1.25)
Net asset value, end of period	$17.07	$16.67	$21.25	$19.44	$22.54	$26.31

TOTAL RETURN[2]	3.44%	(19.32)%	10.91%	(11.42)%	0.76%	24.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$148,552	$103,372	$33,998	$40,831	$45,079	$52,614
Ratios to average net assets of:
Expenses, net of expense waivers	0.35%[3]	0.45%	0.46%[7]	0.45%	0.45%	0.45%
Expenses, prior to expense waivers	0.45%[3]	0.45%	0.46%[7]	0.45%	0.45%	0.45%
Net investment income (loss)	2.40%[3]	2.54%	3.13%	3.29%	2.99%	(0.35)%
Portfolio turnover rate[5]	33%	9%	27%	42%	9%	0%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser for WisdomTree Australia & New Zealand Debt Fund (Note 2 and 3).

[3]	Annualized.

[4]	Included in the expense ratio are proxy expenses (which are not annualized). Without these proxy expenses, the expense ratio would have been 0.55%.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[6]

The information reflects the investment objective and strategy of the WisdomTree Dreyfus New Zealand Dollar Fund through October 24, 2011 and the investment objective of the WisdomTree Australia & New Zealand Debt Fund thereafter.

[7]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.45% and the expense ratio (prior to expense waivers) would have been 0.45%.

See Notes to Financial Statements.

100	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund	For the Six Months Ended February 29, 2016 (unaudited)	For the Period July 9, 2015* through August 31, 2015
Net asset value, beginning of period	$49.64	$49.78
Investment operations:
Net investment income[1]	0.61	0.16
Net realized and unrealized gain (loss)	0.23	(0.18)
Total from investment operations	0.84	(0.02)
Dividends to shareholders:
Net investment income	(0.74)	(0.12)
Net asset value, end of period	$49.74	$49.64

TOTAL RETURN[2]	1.70%	(0.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$79,578	$4,964
Ratios to average net assets of:
Expenses, net of expense waivers	0.12%[3]	0.12%[3]
Expenses, prior to expense waivers	0.20%[3]	0.20%[3]
Net investment income	2.52%[3]	2.21%[3]
Portfolio turnover rate[4,5]	125%	51%

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$44.42	$46.65	$50.05
Investment operations:
Net investment income[1]	0.36	0.62	0.51
Net realized and unrealized loss	(1.92)	(2.18)	(3.30)
Total from investment operations	(1.56)	(1.56)	(2.79)
Dividends to shareholders:
Net investment income	(0.41)	(0.67)	(0.61)
Net asset value, end of period	$42.45	$44.42	$46.65

TOTAL RETURN[2]	(3.54)%	(3.36)%	(5.61)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$12,735	$17,767	$4,665
Ratios to average net assets of:
Expenses	0.28%[3]	0.28%	0.29%[3,7]
Net investment income	1.62%[3]	1.38%	1.48%[3]
Portfolio turnover rate[4,6]	125%	424%	257%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser for WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (Note 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[5]	The portfolio turnover rates excluding TBA roll transactions for the periods ended February 29, 2016 and August 31, 2015 were 33% and 6%, respectively.

[6]	The portfolio turnover rates excluding TBA roll transactions for the periods ended February 29, 2016, August 31, 2015 and August 31, 2014 were 30%, 163% and 96%, respectively.

[7]	Included in the expense ratio are proxy expenses (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.28%.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	101

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$48.21	$49.78	$49.98
Investment operations:
Net investment income[1]	0.39	0.68	0.54
Net realized and unrealized loss	(0.89)	(1.50)	(0.11)
Total from investment operations	(0.50)	(0.82)	0.43
Dividends and distributions to shareholders:
Net investment income	(0.42)	(0.75)	(0.63)
Capital gains	—	—	—
Return of capital	—	(0.00)[2]	—
Total dividends and distributions to shareholders	(0.42)	(0.75)	(0.63)
Net asset value, end of period	$47.29	$48.21	$49.78

TOTAL RETURN[3]	(1.04)%	(1.66)%	0.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$23,644	$28,923	$4,978
Ratios to average net assets of:
Expenses	0.23%[4]	0.23%	0.24%[4,5]
Net investment income	1.63%[4]	1.39%	1.52%[4]
Portfolio turnover rate[6,7]	105%	359%	243%

WisdomTree Bloomberg Floating Rate Treasury Fund	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Period February 4, 2014* through August 31, 2014
Net asset value, beginning of period	$24.99	$24.99	$25.00
Investment operations:
Net investment income (loss)[1]	0.01	(0.01)	(0.01)
Net realized and unrealized gain (loss)	(0.02)	0.01	0.00[2]
Total from investment operations	(0.01)	(0.00)[2]	(0.01)
Net asset value, end of period	$24.98	$24.99	$24.99

TOTAL RETURN[3]	(0.04)%	0.00%	(0.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,249	$1,250	$2,499
Ratios to average net assets of:
Expenses, net of expense waivers	0.15%[4]	0.15%	0.15%[4]
Expenses, prior to expense waivers	0.20%[4]	0.20%	0.20%[4]
Net investment income (loss)	0.10%[4]	(0.06)%	(0.06)%[4]
Portfolio turnover rate[6]	78%	118%	65%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser for WisdomTree Bloomberg Floating Rate Treasury Fund (Note 2 and 3).

[4]	Annualized.

[5]	Included in the expense ratio are proxy expenses (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.23%.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[7]	The portfolio turnover rates excluding TBA roll transactions for the periods ended February 29, 2016, August 31, 2015 and August 31, 2014 were 5%, 95% and 87%, respectively.

See Notes to Financial Statements.

102	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$20.83	$22.99	$25.02
Investment operations:
Net investment income[1]	0.46	0.83	0.56
Net realized and unrealized loss	(2.49)	(2.17)	(1.96)
Total from investment operations	(2.03)	(1.34)	(1.40)
Dividends to shareholders:
Net investment income	(0.45)	(0.82)	(0.63)
Net asset value, end of period	$18.35	$20.83	$22.99

TOTAL RETURN[2]	(9.86)%	(5.91)%	(5.69)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$9,174	$12,499	$4,597
Ratios to average net assets of:
Expenses	0.48%[3]	0.48%	0.49%[3,4]
Net investment income	4.66%[3]	3.82%	3.28%[3]
Portfolio turnover rate[5]	17%	34%	182%

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$23.18	$24.86	$24.99
Investment operations:
Net investment income[1]	0.52	0.90	0.58
Net realized and unrealized loss	(1.90)	(1.67)	(0.08)
Total from investment operations	(1.38)	(0.77)	0.50
Dividends to shareholders:
Net investment income	(0.51)	(0.91)	(0.63)
Net asset value, end of period	$21.29	$23.18	$24.86

TOTAL RETURN[2]	(6.03)%	(3.15)%	1.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$12,774	$20,859	$14,916
Ratios to average net assets of:
Expenses	0.43%[3]	0.43%	0.44%[3,4]
Net investment income	4.71%[3]	3.75%	3.30%[3]
Portfolio turnover rate[5]	15%	55%	131%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Included in the expense ratio are proxy expenses (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.48% for the WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund and 0.43% for the WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	103

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Corporate Bond Fund	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Period March 8, 2012* through August 31, 2012
Net asset value, beginning of period	$69.13	$77.82	$72.97	$77.63	$75.03
Investment operations:
Net investment income[1]	1.55	3.51	3.47	3.29	1.63
Net realized and unrealized gain (loss)	(3.41)	(8.61)	5.56	(4.69)	2.54
Total from investment operations	(1.86)	(5.10)	9.03	(1.40)	4.17
Dividends and distributions to shareholders:
Net investment income	(1.57)	(3.56)	(3.45)	(3.26)	(1.57)
Capital gains	—	—	(0.73)	—	—
Return of capital	—	(0.03)	—	—	—
Total dividends and distributions to shareholders	(1.57)	(3.59)	(4.18)	(3.26)	(1.57)
Net asset value, end of period	$65.70	$69.13	$77.82	$72.97	$77.63

TOTAL RETURN[2]	(2.71)%	(6.69)%	12.71%	(2.00)%	5.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$59,133	$82,956	$116,737	$116,746	$62,103
Ratios to average net assets of:
Expenses	0.60%[3]	0.60%	0.61%[4]	0.60%	0.60%[3]
Net investment income	4.64%[3]	4.79%	4.59%	4.22%	4.47%[3]
Portfolio turnover rate[5]	8%	25%	40%	37%	0%

WisdomTree Emerging Markets Local Debt Fund	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011
Net asset value, beginning of period	$35.77	$47.13	$45.93	$51.16	$53.83	$50.08
Investment operations:
Net investment income[1]	1.00	2.17	2.26	2.22	2.41	2.40
Net realized and unrealized gain (loss)	(1.77)	(11.46)	0.64	(5.29)	(3.26)	3.79
Total from investment operations	(0.77)	(9.29)	2.90	(3.07)	(0.85)	6.19
Dividends and distributions to shareholders:
Net investment income	(0.88)	(1.95)	(1.02)	(2.01)	(1.77)	(2.44)
Capital gains	—	—	(0.14)	(0.15)	(0.05)	—
Return of capital	—	(0.12)	(0.54)	—	—	—
Total dividends and distributions to shareholders	(0.88)	(2.07)	(1.70)	(2.16)	(1.82)	(2.44)
Net asset value, end of period	$34.12	$35.77	$47.13	$45.93	$51.16	$53.83

TOTAL RETURN[2]	(2.17)%	(20.19)%	6.43%	(6.41)%	(1.45)%	12.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$368,480	$479,267	$838,859	$1,442,209	$1,197,084	$1,415,705
Ratios to average net assets of:
Expenses	0.55%[3]	0.55%	0.56%[4]	0.55%	0.55%	0.55%
Net investment income	5.77%[3]	5.22%	4.84%	4.31%	4.76%	4.65%
Portfolio turnover rate[5]	18%	22%	78%	57%	43%	30%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.60% for the WisdomTree Emerging Markets Corporate Bond Fund and 0.55% for the WisdomTree Emerging Markets Local Debt Fund.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

104	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Interest Rate Strategy Fund (consolidated)	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$49.06	$48.94	$49.94
Investment operations:
Net investment loss[1]	(0.10)	(0.24)	(0.16)
Net realized and unrealized gain (loss)	(2.64)	1.37	(0.84)
Total from investment operations	(2.74)	1.13	(1.00)
Distributions to shareholders:
Capital gains	(0.96)	(1.01)	—
Net asset value, end of period	$45.36	$49.06	$48.94

TOTAL RETURN[2]	(5.67)%	2.29%	(2.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,536	$4,906	$4,894
Ratios to average net assets of:
Expenses	0.50%[3]	0.50%	0.51%[3,4]
Net investment loss	(0.43)%[3]	(0.49)%	(0.47)%[3]
Portfolio turnover rate[5]	0%	0%	0%

WisdomTree Strategic Corporate Bond Fund	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Period January 31, 2013* through August 31, 2013
Net asset value, beginning of period	$72.94	$76.10	$72.78	$74.76
Investment operations:
Net investment income[1]	1.28	2.58	2.49	1.37
Net realized and unrealized gain (loss)	(1.68)	(2.71)	3.81	(2.08)
Total from investment operations	(0.40)	(0.13)	6.30	(0.71)
Dividends and distributions to shareholders:
Net investment income	(1.25)	(3.03)	(2.64)	(1.27)
Capital gains	—	—	(0.34)	—
Total dividends and distributions to shareholders	(1.25)	(3.03)	(2.98)	(1.27)
Net asset value, end of period	$71.29	$72.94	$76.10	$72.78

TOTAL RETURN[2]	(0.56)%	(0.19)%	8.81%	(0.98)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$7,129	$7,294	$7,610	$14,555
Ratios to average net assets of:
Expenses, net of expense waivers	0.45%[3]	0.45%	0.46%[6]	0.45%[3]
Expenses, prior to expense waivers	0.50%[3]	0.50%	0.51%[6]	0.50%[3]
Net investment income	3.55%[3]	3.43%	3.34%	3.18%[3]
Portfolio turnover rate[5]	14%	15%	36%	5%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser for WisdomTree Strategic Corporate Bond Fund (Note 2 and 3).

[3]	Annualized.

[4]	Included in the expense ratio are proxy expenses (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.50%.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[6]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.45% and the expense ratio (prior to expense waivers) would have been 0.50%.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	105

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Western Asset Unconstrained Bond Fund	For the Six Months Ended February 29, 2016 (unaudited)	For the Period June 11, 2015* through August 31, 2015
Net asset value, beginning of period	$48.93	$50.02
Investment operations:
Net investment income[1]	0.90	0.41
Net realized and unrealized loss	(2.31)	(1.15)
Total from investment operations	(1.41)	(0.74)
Dividends to shareholders:
Net investment income	(0.96)	(0.35)
Net asset value, end of period	$46.56	$48.93

TOTAL RETURN[2]	(2.91)%	(1.49)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,656	$4,893
Ratios to average net assets of:
Expenses, net of expense waivers	0.55%[3]	0.55%[3]
Expenses, prior to expense waivers	0.60%[3]	0.60%[3]
Net investment income	3.78%[3]	3.65%[3]
Portfolio turnover rate[4]	18%	3%

WisdomTree CBOE S&P 500 PutWrite Strategy Fund	For the Period February 22, 2016* through February 29, 2016 (unaudited)
Net asset value, beginning of period	$25.18
Investment operations:
Net investment loss[1]	(0.00)[5]
Net realized and unrealized loss	(0.03)
Total from investment operations	(0.03)
Net asset value, end of period	$25.15

TOTAL RETURN[2]	(0.12)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,515
Ratios to average net assets of:
Expenses, net of expense waivers	0.38%[3]
Expenses, prior to expense waivers	0.44%[3]
Net investment loss	(0.11)%[3]
Portfolio turnover rate[4]	0%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[5]	Amount represents less than $0.005.

See Notes to Financial Statements.

106	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Financial Highlights (concluded)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Real Return Fund (consolidated)	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Period July 14, 2011* through August 31, 2011
Net asset value, beginning of period	$41.09	$47.06	$45.39	$48.68	$50.66	$49.99
Investment operations:
Net investment income[1]	0.27	0.91	1.29	0.73	0.79	0.05
Net realized and unrealized gain (loss)	(0.96)	(5.74)	1.26	(3.25)	(2.10)	0.62
Total from investment operations	(0.69)	(4.83)	2.55	(2.52)	(1.31)	0.67
Dividends and distributions to shareholders:
Net investment income	(1.77)	(0.71)	(0.80)	(0.77)	(0.62)	—
Capital gains	—	(0.43)	(0.08)	—	(0.05)	—
Total dividends and distributions to shareholders	(1.77)	(1.14)	(0.88)	(0.77)	(0.67)	—
Net asset value, end of period	$38.63	$41.09	$47.06	$45.39	$48.68	$50.66

TOTAL RETURN[2]	(1.61)%	(10.38)%	5.67%	(5.25)%	(2.54)%	1.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,863	$4,109	$4,706	$4,539	$4,868	$5,066
Ratios to average net assets[3] of:
Expenses	0.60%[4]	0.60%	0.61%[5]	0.60%	0.60%	0.60%[4]
Net investment income	1.36%[4]	2.10%	2.80%	1.53%	1.65%	0.68%[4]
Portfolio turnover rate[6]	1%	8%	33%	1%	3%	0%[7]

WisdomTree Managed Futures Strategy Fund (consolidated)	For the Six Months Ended February 29, 2016 (unaudited)	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Period January 5, 2011* through August 31, 2011
Net asset value, beginning of period	$41.17	$42.15	$41.92	$41.47	$49.90	$50.18
Investment operations:
Net investment loss[1]	(0.20)	(0.40)	(0.39)	(0.37)	(0.40)	(0.27)
Net realized and unrealized gain (loss)	1.75	(0.58)	0.62	0.82	(7.25)	(0.01)
Total from investment operations	1.55	(0.98)	0.23	0.45	(7.65)	(0.28)
Distributions to shareholders:
Capital gains	—	—	—	—	(0.78)	—
Net asset value, end of period	$42.72	$41.17	$42.15	$41.92	$41.47	$49.90

TOTAL RETURN[2]	3.76%	(2.33)%	0.55%	1.09%	(15.47)%	(0.56)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$200,806	$214,083	$177,043	$142,531	$149,288	$229,553
Ratios to average net assets of:
Expenses	0.95%[4]	0.95%	0.96%[5]	0.95%	0.95%	0.95%[4]
Net investment loss	(0.94)%[4]	(0.93)%	(0.94)%	(0.90)%	(0.91)%	(0.91)%[4]
Portfolio turnover rate[6]	0%	0%	0%	0%	0%	0%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.60% for the WisdomTree Global Real Return Fund and 0.95% for the WisdomTree Managed Futures Strategy Fund.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[7]	Amount represents less than 1%.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	107

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of February 29, 2016, the Trust offered 91 investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standard Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Bloomberg U.S. Dollar Bullish Fund (“U.S. Dollar Bullish Fund”)	December 18, 2013
WisdomTree Brazilian Real Strategy Fund (“Brazilian Real Strategy Fund”)	May 14, 2008
WisdomTree Chinese Yuan Strategy Fund (“Chinese Yuan Strategy Fund”)	May 14, 2008
WisdomTree Commodity Currency Strategy Fund (“Commodity Currency Strategy Fund”)	September 24, 2010
WisdomTree Emerging Currency Strategy Fund (“Emerging Currency Strategy Fund”)	May 6, 2009
WisdomTree Indian Rupee Strategy Fund (“Indian Rupee Strategy Fund”)	May 14, 2008
WisdomTree Asia Local Debt Fund (“Asia Local Debt Fund”)	March 17, 2011
WisdomTree Australia & New Zealand Debt Fund (“Australia & New Zealand Debt Fund”)	June 25, 2008
WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (“U.S. Aggregate Bond Enhanced Yield Fund”)	July 9, 2015
WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (“U.S. Aggregate Bond Negative Duration Fund”)	December 18, 2013
WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (“U.S. Aggregate Bond Zero Duration Fund”)	December 18, 2013
WisdomTree Bloomberg Floating Rate Treasury Fund (“Floating Rate Treasury Fund”)	February 4, 2014
WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (“High Yield Bond Negative Duration Fund”)	December 18, 2013
WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (“High Yield Bond Zero Duration Fund”)	December 18, 2013
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund”)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”)	August 9, 2010
WisdomTree Japan Interest Rate Strategy Fund (“Japan Interest Rate Strategy Fund”) (consolidated)	December 18, 2013
WisdomTree Strategic Corporate Bond Fund (“Strategic Corporate Bond Fund”)	January 31, 2013
WisdomTree Western Asset Unconstrained Bond Fund (“Unconstrained Bond Fund”)	June 11, 2015
WisdomTree CBOE S&P 500 PutWrite Strategy Fund (“CBOE S&P 500 PutWrite Strategy Fund”)	February 22, 2016
WisdomTree Global Real Return Fund (“Global Real Return Fund”) (consolidated)	July 14, 2011
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”) (consolidated)	January 5, 2011

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

Consolidation of Subsidiaries

The financial statements of the Managed Futures Strategy Fund and Global Real Return Fund (each an “Alternative Fund”) and Japan Interest Rate Strategy Fund, include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary”). For each Alternative Fund and Japan Interest Rate Strategy Fund, the accompanying financial statements reflect the financial position and results of operations on a consolidated basis with its respective Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Each Alternative Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. The Japan Interest Rate Strategy Fund seeks to gain short exposure to Japanese government bonds, in whole or in part, through investments in its Subsidiary. Each Alternative Fund’s and Japan Interest Rate Strategy Fund’s investment in its Subsidiary may not exceed 25% of each respective Alternative Fund’s and Japan Interest Rate Strategy Fund’s total assets at the end of each fiscal quarter in order to meet the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

108	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and TBA securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Except for U.S. Dollar Bullish Fund, forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. U.S. Dollar Bullish Fund uses WM/Reuters closing spot and forward rates as of 4:00 p.m. Eastern time to value forward foreign currency contracts. For the Chinese Yuan Strategy Fund, Emerging Currency Strategy Fund, Indian Rupee Strategy Fund, Asia Local Debt Fund, Emerging Markets Corporate Bond Fund, Emerging Markets Local Debt Fund, and the Strategic Corporate Bond Fund, WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time are used to value forward foreign currency contracts in the following Asian currencies: Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, Taiwan dollar, and the Thai baht. Futures and option contracts generally are valued at the settlement price on the primary exchange on which they trade. Swap contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the affiliated ETF has not traded on its principal exchange.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments and derivatives will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (‘‘WTAM’’) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	109

Notes to Financial Statements (unaudited) (continued)

asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of February 29, 2016 in valuing each Fund’s assets:

U.S. Dollar Bullish Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$255,428,753	$—
Total	$—	$255,428,753	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	991,876	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(5,687,117)	—
Total - Net	$—	$250,733,512	$—

110	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Brazilian Real Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$11,997,684	$—
Repurchase Agreement	—	3,516,000	—
Total	$—	$15,513,684	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	286,949	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(268,682)	—
Total - Net	$—	$15,531,951	$—

Chinese Yuan Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$27,085,335	$—
Time Deposits	—	10,684,087	—
Repurchase Agreement	—	15,940,000	—
Total	$—	$53,709,422	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	125,181	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,225,547)	—
Total - Net	$—	$52,609,056	$—

Commodity Currency Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$3,299,327	$—
Repurchase Agreement	—	1,185,000	—
Total	$—	$4,484,327	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	111,679	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(224,495)	—
Total - Net	$—	$4,371,511	$—

Emerging Currency Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$24,932,541	$—
Repurchase Agreement	—	12,250,000	—
Total	$—	$37,182,541	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,008,571	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(136,068)	—
Total - Net	$—	$38,055,044	$—

Indian Rupee Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$7,501,469	$—
Repurchase Agreement	—	2,678,000	—
Total	$—	$10,179,469	$—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(69,407)	—
Total - Net	$—	$10,110,062	$—

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	111

Notes to Financial Statements (unaudited) (continued)

Asia Local Debt Fund	Level 1	Level 2	Level 3
Foreign Corporate Bond	$—	$1,416,566	$—
Foreign Government Agencies	—	4,025,397	—
Foreign Government Obligations	—	18,422,277	—
Supranational Bonds	—	4,165,299	—
Investment of Cash Collateral for Securities Loaned	—	683,400	—
Total	$—	$28,712,939	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	7,643	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(17,254)	—
Total - Net	$—	$28,703,328	$—

Australia & New Zealand Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$56,555,069	$—
Foreign Government Obligations	—	48,530,649	—
Supranational Bonds	—	41,590,466	—
Total	$—	$146,676,184	$—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(527)	—
Total - Net	$—	$146,675,657	$—

U.S. Aggregate Bond Enhanced Yield Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$20,350,362	$—
U.S. Government Obligations	—	13,531,191	—
Corporate Bonds	—	32,112,327	—
Foreign Corporate Bonds	—	4,361,811	—
Foreign Government Agencies	—	227,910	—
Foreign Government Obligations	—	1,766,590	—
Supranational Bond	—	487,917	—
Commercial Mortgage-Backed Securities	—	5,431,380	—
Municipal Bonds	—	619,075	—
Total	$—	$78,888,563	$—

U.S. Aggregate Bond Negative Duration Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$3,731,921	$—
U.S. Government Obligations	—	4,056,672	—
Corporate Bonds	—	2,808,539	—
Foreign Corporate Bonds	—	360,112	—
Foreign Government Agencies	—	131,545	—
Foreign Government Obligations	—	148,199	—
Supranational Bond	—	206,395	—
Commercial Mortgage-Backed Securities	—	579,891	—
Municipal Bond	—	141,932	—
Total	$—	$12,165,206	$—
Unrealized Appreciation on Futures Contracts	13,164	—	—
Unrealized Depreciation on Futures Contracts	(21,820)	—	—
U.S. Government Agencies Sold Short	—	(26,400)	—
Total - Net	$(8,656)	$12,138,806	$—

112	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

U.S. Aggregate Bond Zero Duration Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$7,562,781	$—
U.S. Government Obligations	—	7,597,387	—
Corporate Bonds	—	5,406,606	—
Foreign Corporate Bonds	—	642,323	—
Foreign Government Obligations	—	307,801	—
Supranational Bond	—	534,397	—
Commercial Mortgage-Backed Securities	—	1,098,790	—
Municipal Bond	—	224,103	—
Total	$—	$23,374,188	$—
Unrealized Appreciation on Futures Contracts	48,756	—	—
U.S. Government Agencies Sold Short	—	(316,805)	—
Total - Net	$48,756	$23,057,383	$—

Floating Rate Treasury Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$1,247,641	$—

High Yield Bond Negative Duration Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$8,018,823	$—
Foreign Corporate Bonds	—	578,038	—
Investment of Cash Collateral for Securities Loaned	—	491,928	—
Total	$—	$9,088,789	$—
Unrealized Appreciation on Futures Contracts	7,564	—	—
Unrealized Depreciation on Futures Contracts	(15,024)	—	—
Total - Net	$(7,460)	$9,088,789	$—

High Yield Bond Zero Duration Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$10,467,935	$—
Foreign Corporate Bonds	—	1,244,160	—
Investment of Cash Collateral for Securities Loaned	—	770,890	—
Total	$—	$12,482,985	$—
Unrealized Appreciation on Futures Contracts	16,687	—	—
Total - Net	$16,687	$12,482,985	$—

Emerging Markets Corporate Bond Fund	Level 1	Level 2	Level 3
Foreign Corporate Bonds	$—	$49,041,090	$—
Foreign Government Agencies	—	2,328,420	—
Foreign Government Obligations	—	681,108	—
Supranational Bonds	—	2,120,854	—
Investment of Cash Collateral for Securities Loaned	—	6,114,078	—
Total	$—	$60,285,550	$—

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	113

Notes to Financial Statements (unaudited) (continued)

Emerging Markets Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$8,717,325	$—
Foreign Government Obligations	—	323,283,665	—
Supranational Bonds	—	16,515,963	—
Total	$—	$348,516,953	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	144,368	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(573,963)	—
Total - Net	$—	$348,087,358	$—

Japan Interest Rate Strategy Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$5,448,141	$—
Total	$—	$5,448,141	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	2,468	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(102,264)	—
Unrealized Depreciation on Futures Contracts	(103,300)	—	—
Total - Net	$(103,300)	$5,348,345	$—

Strategic Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,117,914	$—
Foreign Corporate Bonds	—	2,489,145	—
Preferred Stock	168,219	—	—
Investment of Cash Collateral for Securities Loaned	—	235,305	—
Total	$168,219	$6,842,364	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	17,522	—
Total - Net	$168,219	$6,859,886	$—

Unconstrained Bond Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$540,021	$—
Corporate Bonds	—	1,749,760	—
Foreign Corporate Bonds	—	744,063	—
Foreign Government Obligations	—	339,900	—
Commercial Mortgage-Backed Securities	—	344,965	—
Bank Loans	—	152,624	—
Investment of Cash Collateral for Securities Loaned	—	114,025	—
Total	$—	$3,985,358	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	2,611	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(3,926)	—
Unrealized Appreciation on Futures Contracts	320	—	—
Unrealized Depreciation on Futures Contracts	(1,806)	—	—
Total - Net	$(1,486)	$3,984,043	$—

CBOE S&P 500 PutWrite Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$1,998,720	$—
Total	$—	$1,998,720	$—
Written Options	(33,800)	—	—
Total - Net	$(33,800)	$1,998,720	$—

114	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Global Real Return Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$1,327,582	$—
Corporate Bonds	—	129,400	—
Foreign Corporate Bonds	—	187,173	—
Foreign Government Obligations	—	1,137,910	—
Exchange-Traded Funds	292,575	—	—
Investment of Cash Collateral for Securities Loaned	—	252,678	—
Total	$292,575	$3,034,743	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	16,613	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(33,055)	—
Unrealized Appreciation on Futures Contracts	4,394	—	—
Total - Net	$296,969	$3,018,301	$—

Managed Futures Strategy Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$175,097,461	$—
Total	$—	$175,097,461	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	3,713,138	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(2,583,231)	—
Unrealized Appreciation on Futures Contracts	4,331,069	—	—
Unrealized Depreciation on Futures Contracts	(747,645)	—	—
Total - Net	$3,583,424	$176,227,368	$—

There were no Level 3 securities at or during the six months or period ended February 29, 2016.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

There were no transfers into or out of any fair value measurement levels during the six months or period ended February 29, 2016.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts, futures contracts and options contracts during the period ended February 29, 2016 which are detailed in each Fund’s schedule of investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at February 29, 2016 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At February 29, 2016, no event occurred that triggered a credit-risk-related contingent feature.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	115

Notes to Financial Statements (unaudited) (continued)

As of February 29, 2016, collateral for derivative instruments was as follows:

	Value of Collateral Posted			Value of Collateral Received
Fund	Cash	Securities	Total	Cash	Securities	Total
U.S. Dollar Bullish Fund	$680,000	$—	$680,000	$—	$—	$—
Chinese Yuan Strategy Fund	810,000	—	810,000	—	—	—
Emerging Currency Strategy Fund	—	—	—	40,000	—	40,000
U.S. Aggregate Bond Negative Duration Fund	382,001	—	382,001	—	—	—
U.S. Aggregate Bond Zero Duration Fund	219,399	—	219,399	—	—	—
High Yield Bond Negative Duration Fund	164,000	—	164,000	—	—	—
High Yield Bond Zero Duration Fund	70,400	—	70,400	—	—	—
Japan Interest Rate Strategy Fund (consolidated)	2,925	46,973	49,898	—	—	—
Unconstrained Bond Fund	35,052	—	35,052	—	—	—
CBOE S&P 500 PutWrite Strategy Fund	200,000	—	200,000	—	—	—
Global Real Return Fund (consolidated)	29,532	—	29,532	—	—	—
Managed Futures Strategy Fund (consolidated)	15,009	6,649,368	6,664,377	—	—	—

As of February 29, 2016, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives
Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
U.S. Dollar Bullish Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$991,876	Unrealized depreciation on forward foreign currency contracts	$5,687,117
Brazilian Real Strategy Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	286,949	Unrealized depreciation on forward foreign currency contracts	268,682
Chinese Yuan Strategy Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	125,181	Unrealized depreciation on forward foreign currency contracts	1,225,547
Commodity Currency Strategy Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	111,679	Unrealized depreciation on forward foreign currency contracts	224,495
Emerging Currency Strategy Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,008,571	Unrealized depreciation on forward foreign currency contracts	136,068
Indian Rupee Strategy Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	69,407
Asia Local Debt Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	7,643	Unrealized depreciation on forward foreign currency contracts	17,254
Australia & New Zealand Debt Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	527
U.S. Aggregate Bond Negative Duration Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	13,164	Unrealized depreciation on futures contracts*	21,820
U.S. Aggregate Bond Zero Duration Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	48,756	Unrealized depreciation on futures contracts*	—
High Yield Bond Negative Duration Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	7,564	Unrealized depreciation on futures contracts*	15,024

116	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

	Asset Derivatives		Liability Derivatives
Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
High Yield Bond Zero Duration Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	$16,687	Unrealized depreciation on futures contracts*	$—
Emerging Markets Local Debt Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	144,368	Unrealized depreciation on forward foreign currency contracts	573,963
Japan Interest Rate Strategy Fund (consolidated)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,468	Unrealized depreciation on forward foreign currency contracts	102,264
Interest rate contracts	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	103,300
Strategic Corporate Bond Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	17,522	Unrealized depreciation on forward foreign currency contracts	—
Unconstrained Bond Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,611	Unrealized depreciation on forward foreign currency contracts	3,926
Interest rate contracts	Unrealized appreciation on futures contracts*	320	Unrealized depreciation on futures contracts*	1,806
CBOE S&P 500 PutWrite Strategy Fund
Equity contracts			Written options, at value	33,800
Global Real Return Fund (consolidated)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	16,613	Unrealized depreciation on forward foreign currency contracts	33,055
Commodity contracts	Unrealized appreciation on futures contracts*	4,394	Unrealized depreciation on futures contracts*	—
Managed Futures Strategy Fund (consolidated)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	3,713,138	Unrealized depreciation on forward foreign currency contracts	2,583,231
	Unrealized appreciation on futures contracts*	1,275	Unrealized depreciation on futures contracts*	45,545
Commodity contracts	Unrealized appreciation on futures contracts*	3,631,900	Unrealized depreciation on futures contracts*	702,100
Interest rate contracts	Unrealized appreciation on futures contracts*	697,894	Unrealized depreciation on futures contracts*	—
*

Includes cumulative appreciation (depreciation) of futures contracts as reported in each Fund’s schedule of investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	117

Notes to Financial Statements (unaudited) (continued)

For the six months or period ended February 29, 2016, the effect of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
U.S. Dollar Bullish Fund
Foreign exchange contracts	$5,408,685	$(3,025,242)
Brazilian Real Strategy Fund
Foreign exchange contracts	(2,241,850)	1,810,222
Chinese Yuan Strategy Fund
Foreign exchange contracts	(2,768,700)	2,700,323
Commodity Currency Strategy Fund
Foreign exchange contracts	(682,761)	538,203
Emerging Currency Strategy Fund
Foreign exchange contracts	(4,316,814)	3,638,933
Indian Rupee Strategy Fund
Foreign exchange contracts	(404,896)	328,617
Asia Local Debt Fund
Foreign exchange contracts	(39,140)	92,613
Australia & New Zealand Debt Fund
Foreign exchange contracts	700,957	(527)
U.S. Aggregate Bond Negative Duration Fund
Interest rate contracts	(584,945)	(116,235)
U.S. Aggregate Bond Zero Duration Fund
Interest rate contracts	(547,721)	(43,589)
High Yield Bond Negative Duration Fund
Interest rate contracts	(440,229)	(74,976)
High Yield Bond Zero Duration Fund
Interest rate contracts	(76,053)	(10,263)
Emerging Markets Local Debt Fund
Foreign exchange contracts	(1,028,257)	619,895
Japan Interest Rate Strategy Fund (consolidated)
Foreign exchange contracts	(31,294)	(66,651)
Interest rate contracts	(84,362)	(64,516)
Strategic Corporate Bond Fund
Foreign exchange contracts	(5,119)	30,080
Unconstrained Bond Fund
Foreign exchange contracts	(689)	1,117
Interest rate contracts	(54,999)	(33,378)
CBOE S&P 500 PutWrite Strategy Fund[3]
Equity contracts	—	(3,153)
Global Real Return Fund (consolidated)
Foreign exchange contracts	118,763	(67,191)
Commodity contracts	(31,800)	(7,496)
Managed Futures Strategy Fund (consolidated)
Foreign exchange contracts	(578,514)	1,785,247
Commodity contracts	7,264,086	382,337
Interest rate contracts	(1,189,880)	695,581
[1]	Realized gains (losses) on derivatives are located on the Statement of Operations as follows:

Equity contracts	Net realized gain (loss) from written options
Foreign exchange contracts	Net realized gain (loss) from forward foreign currency contracts, foreign currency related transactions and futures contracts
Commodity contracts	Net realized gain (loss) from futures contracts
Interest rate contracts	Net realized gain (loss) from investment transactions*, futures contracts and written options
*	Includes the net realized gain (loss) on purchased options.

118	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

[2]	Change in unrealized appreciation (depreciation) is located on the Statement of Operations as follows:

Equity contracts	Net change in unrealized appreciation (depreciation) from written options
Foreign exchange contracts	Net change in unrealized appreciation (depreciation) from futures contracts, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies
Commodity contracts	Net change in unrealized appreciation (depreciation) from futures contracts
Interest rate contracts	Net change in unrealized appreciation (depreciation) from investment transactions**, futures contracts and written options
**	Includes the net change in unrealized appreciation (depreciation) on purchased options.

[3]	For the period February 22, 2016 (commencement of operations) through February 29, 2016.

During the six months or period ended February 29, 2016, the volume of derivative activity (based on the average of month-end balances) for the Funds was as follows:

	Average Notional				Average Market Value
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)	Futures contracts (long)	Futures contracts (short)	Purchased options	Written options
U.S. Dollar Bullish Fund
Foreign exchange contracts	$310,291,978	$589,689,696	$—	$—	$—	$—
Brazilian Real Strategy Fund
Foreign exchange contracts	21,759,379	5,714,785	—	—	—	—
Chinese Yuan Strategy Fund
Foreign exchange contracts	66,851,407	12,220,818	—	—	—	—
Commodity Currency Strategy Fund
Foreign exchange contracts	9,036,344	3,392,071	—	—	—	—
Emerging Currency Strategy Fund
Foreign exchange contracts	79,887,439	29,831,088	—	—	—	—
Indian Rupee Strategy Fund
Foreign exchange contracts	17,345,262	5,925,892	—	—	—	—
Asia Local Debt Fund
Foreign exchange contracts	2,492,106	357,260	—	—	—	—
Australia & New Zealand Debt Fund[2]
Foreign exchange contracts	15,458,331	8,585,782	—	—	—	—
U.S. Aggregate Bond Negative Duration Fund
Interest rate contracts	—	—	—	17,608,299	—	—
U.S. Aggregate Bond Zero Duration Fund
Interest rate contracts	—	—	—	23,790,574	—	—
High Yield Bond Negative Duration Fund
Interest rate contracts	—	—	—	11,394,094	—	—
High Yield Bond Zero Duration Fund
Interest rate contracts	—	—	—	12,574,654	—	—
Emerging Markets Local Debt Fund
Foreign exchange contracts	21,759,329	8,146,638	—	—	—	—
Japan Interest Rate Strategy Fund (consolidated)
Foreign exchange contracts	1,539,798	2,957,631	—	—	—	—
Interest rate contracts	—	—	—	4,745,318	—	—
Strategic Corporate Bond Fund
Foreign exchange contracts	—	561,099	—	—	—	—
Unconstrained Bond Fund
Foreign exchange contracts	182,803	183,842	—	—	—	—
Interest rate contracts	—	—	—	1,448,712	181	194
CBOE S&P 500 PutWrite Strategy Fund[1]
Equity contracts	—	—	—	—	—	33,800
Global Real Return Fund (consolidated)
Commodity contracts	—	—	212,443	—	—	—
Foreign exchange contracts	114,708	1,346,178	—	—	—	—

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	119

Notes to Financial Statements (unaudited) (continued)

	Average Notional				Average Market Value
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)	Futures contracts (long)	Futures contracts (short)	Purchased options	Written options
Managed Futures Strategy Fund (consolidated)
Commodity contracts	$—	$—	$9,650,619	$74,875,586	$—	$—
Foreign exchange contracts	51,286,752	30,333,378	21,388,045	33,075,118	—	—
Interest rate contracts	—	—	25,660,516	10,022,643	—	—
[1]	For the period February 22, 2016 (commencement of operations) through February 29, 2016.

[2]	For the six months ended February 29, 2016, the volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income including amortization of premiums, net of any foreign taxes withheld and discounts is accrued daily. Dividend income is recognized on the ex-dividend date.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statement of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, including gains and losses of forward foreign currency contracts, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends/interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions and/or net change in unrealized appreciation (depreciation) from forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies in the Statement of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except U.S. Dollar Bullish Fund, U.S. Aggregate Bond Enhanced Yield Fund, U.S. Aggregate Bond Negative Duration Fund, U.S. Aggregate Bond Zero Duration Fund, High Yield Bond Negative Duration Fund, High Yield Bond Zero Duration Fund, Japan Interest Rate Strategy Fund, Floating Rate Treasury Fund, CBOE S&P 500 PutWrite Strategy Fund and Unconstrained Bond Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s WTAM; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for U.S. Dollar Bullish Fund, U.S. Aggregate Bond Enhanced Yield Fund, U.S. Aggregate Bond Negative Duration Fund, U.S. Aggregate Bond Zero Duration Fund, High Yield Bond Negative Duration Fund, High Yield Bond Zero Duration Fund, Japan Interest Rate Strategy Fund, Floating Rate Treasury Fund, CBOE S&P 500 PutWrite Strategy Fund and Unconstrained Bond Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

The internal expenses of pooled investment vehicles in which the Funds may invest (acquired fund fees and expenses) are not expenses of the Funds and are not paid by WTAM.

120	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Repurchase Agreements — Each Fund’s custodian or a third party custodian under tri-party repurchase agreements may take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold. Each Fund may enter into Forward Contracts to manage its foreign currency exposure or to facilitate settlement of foreign currency denominated portfolio transactions. A Fund may invest in both Forward Contracts and U.S. dollar denominated money market securities in an attempt to create a “synthetic” investment in a foreign currency denominated instrument.

Futures Contracts — Each Fund may transact in currency futures contracts and interest rate futures contracts. The Managed Futures Strategy Fund and Global Real Return Fund may transact in commodity, currency and interest rate futures contracts. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as performance bonds with the clearing broker and, in turn, with the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Options Contracts — The Unconstrained Bond Fund and CBOE S&P 500 PutWrite Strategy Fund (the “Funds”) may purchase or write put or call options. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or financial instrument. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or financial instrument. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract. The Funds may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	121

Notes to Financial Statements (unaudited) (continued)

When the Funds purchase an option, an amount equal to the premium paid by the Funds is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Funds realize a loss equal to the amount of premium paid. When a security or financial instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the security or financial instrument acquired or deducted from the proceeds of the security or financial instrument sold.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Funds’ basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Funds from the exercise of the written put option to form the Funds’ basis in the underlying security purchased.

The purchaser or writer of an option may close the position before the exercise of the option by entering into a closing transaction. In the case of a written option, the cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Funds. With respect to a purchased option, the original premium paid is deducted from the proceeds received from a closing transaction resulting in a realized gain or loss to the Funds.

Written options may constitute a fair value guarantee on a financial asset under the provisions of FASB Codification Topic 460 — Guarantees. The maximum payout for written put options is limited to the number of contracts written and the associated strike prices. At February 29, 2016, the CBOE S&P 500 PutWrite Strategy Fund’s maximum payout for written put options was $2,483,000. At February 29, 2016, the Unconstrained Bond Fund did not have any open written put options. The maximum payout for written call options is potentially unlimited to the extent that the written call option is uncovered. At February 29, 2016, the Funds did not have any open written call options.

The Funds’ risk associated with purchasing put and call options is limited to the premiums paid. The risk in writing a covered call option is that the Funds may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing an uncovered call option is that the Funds are exposed to the risk of loss if the market price of the underlying security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

Other significant risks associated with the Funds’ use of options contracts, including the following: (1) the success of a strategy may depend on the Fund adviser’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the price of options; (3) although the Funds intend to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

For the six months or period ended February 29, 2016, transactions for written options were as follows:

	Unconstrained Bond Fund		CBOE S&P 500 PutWrite Strategy Fund
	Amount of Premiums	Contracts	Amount of Premiums	Contracts
Balance at August 31, 2015[1]	$797	3	$—	—
Options written	1,453	3	30,647	13
Options closed	(2,156)	(4)	—	—
Options expired	(94)	(2)	—	—
Options exercised	—	—	—	—
Balance at February 29, 2016	$—	—	$30,647	13
[1]	CBOE S&P 500 PutWrite Strategy Fund commenced operations on February 22, 2016.

Bank Loans — The Unconstrained Bond Fund (the “Fund”) may invest in bank loans (including senior loans). Bank loans are typically arranged through private negotiations in connection with recapitalizations, acquisitions, and refinancings. Bank loans between a company or a non-U.S. government and one or more financial institutions (lenders) may include institutionally traded floating and fixed rate debt obligations. Bank loans are generally acquired as a participation interest in, or assignment of, loans originated by U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions that have

122	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

made loans or are members of a lending syndicate or from other holders of loan interests. Bank loans are subject to the credit risk of the underlying borrower and the risk of default in the payment of interest or principal on a loan. These loans typically involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings. Such loans may be vulnerable to adverse changes in economic or market conditions. Bank loans generally (but not always) hold the most senior position in the capital structure of a borrower and are often secured with collateral. If, however, bank loans are uncollateralized and/or subordinate to more senior creditors then the bank loans will be subject to a greater risk of nonpayment.

The Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the bank loan interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the bank loan interest.

In addition, loans are generally subject to liquidity risk. The Fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund’s ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Other risks associated with investing in bank loans include prepayment risk, extension risk, restrictions on resale, and the lack of publicly available information.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The value of the investment of cash collateral for securities on loan along with the obligation to return such collateral are included on the Statements of Assets and Liabilities. The value of securities received as collateral for securities on loan are not included on the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing

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Notes to Financial Statements (unaudited) (continued)

that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Repurchase agreements are subject to the terms and conditions of a Master Repurchase Agreement (“Master Repurchase Agreement”) between a Fund and a counterparty. In the event of a default or failure by a party to perform an obligation with respect to a repurchase transaction, the Master Repurchase Agreement gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with a repurchase transaction against obligations owed to the non-defaulting party.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

The Funds’ futures contracts are all exchange traded and are not subject to master netting arrangements. Therefore all futures contracts are excluded from the master netting table below.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, Master Repurchase Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of February 29, 2016, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement, Master Repurchase Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities
	Gross Amounts in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities			Gross Amounts in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Pledged	Net Amount
U.S. Dollar Bullish Fund
Forward Foreign Currency Contracts	$991,876	$(428,535)	$—	$563,341	$5,687,117	$(428,535)	$(48,217)[1]	$5,210,365
Brazilian Real Strategy Fund
Repurchase Agreements	3,516,000	—	(3,516,000)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	286,949	(41,928)	—	245,021	268,682	(41,928)	—	226,754
Chinese Yuan Strategy Fund
Repurchase Agreements	15,940,000	—	(15,940,000)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	125,181	(14,313)	—	110,868	1,225,547	(14,313)	(756,837)[1]	454,397
Commodity Currency Strategy Fund
Repurchase Agreements	1,185,000	—	(1,185,000)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	111,679	(42,265)	—	69,414	224,495	(42,265)	—	182,230
Emerging Currency Strategy Fund
Repurchase Agreements	12,250,000	—	(12,250,000)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	1,008,571	(64,975)	(40,000)	903,596	136,068	(64,975)	—	71,093
Indian Rupee Strategy Fund
Repurchase Agreements	2,678,000	—	(2,678,000)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	—	—	—	—	69,407	—	—	69,407

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Notes to Financial Statements (unaudited) (continued)

	Assets				Liabilities
	Gross Amounts in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities			Gross Amounts in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Pledged	Net Amount
Asia Local Debt Fund
Securities Lending	$669,089	$—	$(669,089)[1]	$—	$—	$—	$—	$—
Forward Foreign Currency Contracts	7,643	—	—	7,643	17,254	—	—	17,254
Australia & New Zealand Debt Fund
Forward Foreign Currency Contracts	—	—	—	—	527	—	—	527
High Yield Bond Negative Duration Fund
Securities Lending	471,333	—	(471,333)[1]	—	—	—	—	—
High Yield Bond Zero Duration Fund
Securities Lending	740,893	—	(740,893)[1]	—	—	—	—	—
Emerging Markets Corporate Bond Fund
Securities Lending	5,889,531	—	(5,889,531)[1]	—	—	—	—	—
Emerging Markets Local Debt Fund
Forward Foreign Currency Contracts	144,368	—	—	144,368	573,963	—	—	573,963
Japan Interest Rate Strategy Fund (consolidated)
Forward Foreign Currency Contracts	2,468	—	—	2,468	102,264	—	—	102,264
Strategic Corporate Bond Fund
Securities Lending	228,666	—	(228,666)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	17,522	—	—	17,522	—	—	—	—
Unconstrained Bond Fund
Securities Lending	109,213	—	(109,213)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	2,611	(2,611)	—	—	3,926	(2,611)	—	1,315
Global Real Return Fund (consolidated)
Securities Lending	247,611	—	(247,611)[1]	—	—	—	—	—
Forward Foreign Currency Contracts	16,613	(16,613)	—	—	33,055	(16,613)	—	16,442
Managed Futures Strategy Fund (consolidated)
Forward Foreign Currency Contracts	3,713,138	(1,914,802)	—	1,798,336	2,583,231	(1,914,802)	—	668,429
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

To-be-announced Transactions — U.S. Aggregate Bond Enhanced Yield Fund, U.S. Aggregate Bond Negative Duration Fund and U.S. Aggregate Bond Zero Duration Fund invest in U.S. agency mortgage-backed pass-through securities which are securities issued by entities such as Government National Mortgage Association and Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined a few days prior to the settlement date; however, it is not anticipated that the U.S. Aggregate Bond Enhanced Yield Fund, U.S. Aggregate Bond Negative Duration Fund and U.S. Aggregate Bond Zero Duration Fund will take delivery of pools, but instead will participate in rolling TBA Transactions whereby instead of

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Notes to Financial Statements (unaudited) (continued)

receiving pools on the purchase settlement date, the position is offset by a current sale of the TBA security with a simultaneous forward purchase of a substantially similar TBA security (i.e. same type, coupon, maturity) to settle on a specified future date.

Short Sale Transactions — Each Fund may enter into “short sale” transactions in which a Fund sells a security that it does not own in anticipation of a decline in the market price of that security. When a Fund enters into a short sale transaction, the Fund will borrow the security and deliver it to the counterparty to which the Fund sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the securities sold short. Any interest or dividends that accrue on the securities borrowed are shown as an interest expense or dividend expense in the Statement of Operations of the Fund. A realized gain, limited to the proceeds received at which the Fund sold the security short, or a realized loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the cost to close out the short sale transaction is either less than (in the case of a gain) or greater than (in the case of a loss) the proceeds received. The risk of loss on a short sale transaction is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs. Funds entering into short sale transactions are exposed to the risk that they may be unable to close out a short sale position at any particular time or at an acceptable price.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND TRANSACTIONS

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management Corporation (‘‘MCM’’) to provide sub-advisory services to the Funds, except for Brazilian Real Strategy Fund, Emerging Markets Corporate Bond Fund, Strategic Corporate Bond Fund, Unconstrained Bond Fund, Japan Interest Rate Strategy Fund and Global Real Return Fund which are sub-advised by Western Asset Management Company and certain affiliates (‘‘WAMCO’’). MCM and WAMCO are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and

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Notes to Financial Statements (unaudited) (continued)

counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
U.S. Dollar Bullish Fund	0.50%
Brazilian Real Strategy Fund	0.45%
Chinese Yuan Strategy Fund	0.45%
Commodity Currency Strategy Fund	0.55%
Emerging Currency Strategy Fund	0.55%
Indian Rupee Strategy Fund	0.45%
Asia Local Debt Fund	0.55%
Australia & New Zealand Debt Fund	0.45%†
U.S. Aggregate Bond Enhanced Yield Fund	0.20%*
U.S. Aggregate Bond Negative Duration Fund	0.28%
U.S. Aggregate Bond Zero Duration Fund	0.23%
Floating Rate Treasury Fund	0.20%*
High Yield Bond Negative Duration Fund	0.48%
High Yield Bond Zero Duration Fund	0.43%
Emerging Markets Corporate Bond Fund	0.60%
Emerging Markets Local Debt Fund	0.55%
Japan Interest Rate Strategy Fund (consolidated)	0.50%
Strategic Corporate Bond Fund	0.50%*
Unconstrained Bond Fund	0.60%*
CBOE S&P 500 PutWrite Strategy Fund	0.44%*
Global Real Return Fund (consolidated)	0.60%
Managed Futures Strategy Fund (consolidated)	0.95%
†	Effective November 10, 2015, WTAM has voluntarily agreed to waive 0.15% of its advisory fee. This voluntary waiver may be reduced or discontinued at any time without notice.
*	WTAM has contractually agreed to limit the advisory fee to 0.12%, 0.15%, 0.45%, 0.55% and 0.38% for U.S. Aggregate Bond Enhanced Yield Fund, Floating Rate Treasury Fund, Strategic Corporate Bond Fund, Unconstrained Bond Fund and CBOE S&P 500 PutWrite Strategy Fund, respectively, through December 31, 2016, unless earlier terminated by the Board of Trustees of the Trust for any reason.

Each Fund may purchase shares of affiliated exchanged-traded funds (“ETF”) in secondary market transactions. See Note 7 for transactions in affiliated ETFs.

During the period ended February 29, 2016, the U.S. Dollar Bullish Fund received a voluntary reimbursement of $80,068 from MCM for investment losses on certain foreign exchange transactions.

4. CAPITAL SHARE TRANSACTIONS

As of February 29, 2016, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. Generally, Funds issue and redeem shares on a cash basis, however, shares may also be issued or redeemed in kind. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months or period ended February 29, 2016 are shown in the table below. Realized gains and losses

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Notes to Financial Statements (unaudited) (continued)

on sales resulting from in-kind capital share redemptions, as shown on the Statement of Operations, are not recognized by the Funds for tax purposes.

	Non-U.S. Government Securities		U.S. Government Securities		In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales	Purchases	Sales
U.S. Dollar Bullish Fund	$—	$—	$—	$—	$—	$—
Brazilian Real Strategy Fund	—	—	—	—	—	—
Chinese Yuan Strategy Fund	—	—	—	—	—	—
Commodity Currency Strategy Fund	—	—	—	—	—	—
Emerging Currency Strategy Fund	—	—	—	—	—	—
Indian Rupee Strategy Fund	—	—	—	—	—	—
Asia Local Debt Fund	3,507,030	8,737,513	—	—	—	2,681,222
Australia & New Zealand Debt Fund	87,650,697	48,804,638	—	—	—	3,027,380
U.S. Aggregate Bond Enhanced Yield Fund	19,065,300	4,353,265	50,735,365	28,137,511	36,001,443	—
U.S. Aggregate Bond Negative Duration Fund	1,273,255	3,370,052	17,399,155	19,989,997	—	—
U.S. Aggregate Bond Zero Duration Fund	655,739	2,314,704	26,405,628	29,351,987	—	—
Floating Rate Treasury Fund	—	—	977,816	977,841	—	—
High Yield Bond Negative Duration Fund	3,509,359	1,815,256	—	—	—	3,743,419
High Yield Bond Zero Duration Fund	2,018,986	2,226,431	—	—	—	6,477,039
Emerging Markets Corporate Bond Fund	8,740,678	5,419,732	—	—	—	20,424,383
Emerging Markets Local Debt Fund	72,782,705	111,048,711	—	—	33,173,195	68,989,383
Japan Interest Rate Strategy Fund (consolidated)	—	—	—	—	—	—
Strategic Corporate Bond Fund	953,755	829,411	39,869	98,996	—	—
Unconstrained Bond Fund	315,588	426,391	421,149	769,426	—	—
CBOE S&P 500 PutWrite Strategy Fund[1]	—	—	—	—	—	—
Global Real Return Fund (consolidated)	58,875	29,240	—	—	—	—
Managed Futures Strategy Fund (consolidated)	—	—	—	—	—	—
[1]	For the period February 22, 2016 (commencement of operations) through February 29, 2016.

6. FEDERAL INCOME TAXES

At February 29, 2016, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar Bullish Fund	$255,475,820	$—	$(47,067)	$(47,067)
Brazilian Real Strategy Fund	15,513,543	361	(220)	141
Chinese Yuan Strategy Fund	53,763,475	—	(54,053)	(54,053)
Commodity Currency Strategy Fund	4,484,324	3	—	3
Emerging Currency Strategy Fund	37,183,196	—	(655)	(655)
Indian Rupee Strategy Fund	10,179,465	4	—	4
Asia Local Debt Fund	33,382,419	72,674	(4,742,154)	(4,669,480)
Australia & New Zealand Debt Fund	153,906,805	1,229,435	(8,460,056)	(7,230,621)
U.S. Aggregate Bond Enhanced Yield Fund	78,290,375	815,625	(217,437)	598,188
U.S. Aggregate Bond Negative Duration Fund	12,024,781	237,534	(97,075)	140,459
U.S. Aggregate Bond Zero Duration Fund	23,247,775	346,072	(219,261)	126,811
Floating Rate Treasury Fund	1,247,838	21	(218)	(197)
High Yield Bond Negative Duration Fund	9,939,686	19,017	(869,914)	(850,897)
High Yield Bond Zero Duration Fund	13,782,845	24,741	(1,324,601)	(1,299,860)
Emerging Markets Corporate Bond Fund	65,912,122	595,125	(6,221,697)	(5,626,572)
Emerging Markets Local Debt Fund	479,609,093	125,768	(131,217,908)	(131,092,140)

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Notes to Financial Statements (unaudited) (continued)

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Japan Interest Rate Strategy Fund (consolidated)	$5,698,257	$4	$(250,120)	$(250,116)
Strategic Corporate Bond Fund	7,267,322	103,015	(359,754)	(256,739)
Unconstrained Bond Fund	4,165,904	63,322	(243,868)	(180,546)
CBOE S&P 500 PutWrite Strategy Fund	1,998,718	2	—	2
Global Real Return Fund (consolidated)	4,866,482	26,738	(1,565,902)	(1,539,164)
Managed Futures Strategy Fund (consolidated)	233,676,576	—	(58,579,115)	(58,579,115)

7. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the six months ended February 29, 2016 are as follows:

Fund	Value at 8/31/2015	Purchases/ Additions	Sales/ Reductions	Value at 2/29/2016	Dividend Income
Global Real Return Fund (consolidated)
WisdomTree Emerging Markets High Dividend Fund	$18,225	$—	$—	$15,495	$643
WisdomTree Global Natural Resources Fund	100,050	—	—	79,424	2,043
WisdomTree High Dividend Fund	188,794	—	—	197,656	3,524
Total	$307,069	$—	$—	$292,575	$6,210

8. RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued ASU 2015-07 Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent). This is an update to Fair Value Measurement Topic 820. The amendments in this ASU remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. ASU 2015-07 is effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. WTAM has evaluated ASU 2015-07 and determined that there is no impact on the Trust’s financial statement disclosures.

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Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Approval of Investment Advisory and Sub-Investment Advisory Agreements with respect to all Funds (except the WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund, WisdomTree Western Asset Unconstrained Bond Fund and WisdomTree CBOE S&P 500 PutWrite Strategy Fund)

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 21-22, 2015 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its series included in this report (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), the Sub-Advisory Agreement (the “MCM Sub-Advisory Agreement”), pursuant to which Mellon Capital Management Corporation (“MCM”) coordinates the investment and reinvestment of the assets of the Funds, except WisdomTree Brazilian Real Strategy Fund, WisdomTree Emerging Markets Corporate Bond Fund, WisdomTree Global Real Return Fund, WisdomTree Japan Interest Rate Strategy Fund and WisdomTree Strategic Corporate Bond Fund, and the Investment Sub-Advisory Agreement (together with the MCM Sub-Advisory Agreement, the “Sub-Advisory Agreements,” and, collectively with the Advisory Agreements and the MCM Sub-Advisory Agreement, the “Agreements”), pursuant to which Western Asset Management Company, Western Asset Management Company Ltd., and Western Asset Management Company Pte., Ltd. (collectively with MCM, the “Sub-Advisers”) coordinate the investment and reinvestment of the assets of WisdomTree Brazilian Real Strategy Fund, WisdomTree Emerging Markets Corporate Bond Fund, WisdomTree Global Real Return Fund, WisdomTree Japan Interest Rate Strategy Fund and WisdomTree Strategic Corporate Bond Fund.

The Independent Trustees requested, and WTAM provided, such information as the Independent Trustees, with advice from independent legal counsel, deemed reasonably necessary to evaluate the Agreements. On June 10, 2015, a committee of Independent Trustees (the “Contracts Review Committee”) met with independent legal counsel to discuss the types of information the Independent Trustees required and the manner in which Fund management would organize and present such information. On July 15, 2015, members of the Contracts Review Committee met with representatives from WTAM for a preliminary discussion of matters relating to the Board’s consideration of the continuance of the Agreements. At a meeting of the Contracts Review Committee held on August 6, 2015, representatives from WTAM presented preliminary information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the renewal of the Agreements.

130	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant WisdomTree benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended June 30, 2015, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Lipper used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for certain of the actively-managed Funds included a mix of pure-index and actively-managed ETFs. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Lipper reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting also the index Funds that seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured, with certain Funds generally ranking above the relevant Performance Group medians for the various periods and other Funds generally ranking below the relevant Performance Group medians for the various periods. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to monitor carefully in the coming year disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or a Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, as well as the advisory fees and total expenses of certain funds not included in the Lipper reports that WTAM considers to be significant competitors of the Funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of their entire management fee and reimbursement of certain operating expenses. The Board noted that the Funds’ actual management fees and total expenses generally were within 10 basis points of the actual management fees and total expenses of the funds in their respective Expense Groups and Expense Universes. In those specific instances where a Fund’s actual management fees or total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data (including actively-managed Funds with a peer group that included index-based funds), the unique attributes of a Fund or certain comparison funds and temporary fee waivers in place for marketing or other reasons.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval of the renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	131

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized any economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole. The Board noted that certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability), although the current trend is positive. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

* * * * * *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

132	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

Approval of Investment Advisory and Sub-Investment Advisory Agreements with respect to the WisdomTree CBOE S&P 500 PutWrite Strategy Fund

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on March 23-24, 2015, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the WisdomTree CBOE S&P 500 PutWrite Strategy Fund (the “Fund”) with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM. The Trustees, a majority of whom are Independent Trustees, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of WTAM and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws and the implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, administration and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses. As the Fund has not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with representatives of WTAM and the Sub-Adviser the portfolio management team and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fees will be paid by WTAM (out of its fees from the Fund) and not the Fund. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser were reasonable in light of the considerations described above.

Analysis of Profitability and Economies of Scale. As the Fund has not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

* * * * * *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	133

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com

134	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of February 29, 2016:

WisdomTree Domestic Earnings and Dividend Funds

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree High Dividend Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Local Recovery Fund (EZR)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Equity Fund (HDWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global SmallCap Dividend Fund (GSD)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Dollar Sensitive Equity Funds

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Commodity Currency Strategy Fund (CCX)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Indian Rupee Strategy Fund (ICN)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Japan Interest Rate Strategy Fund (JGBB)

WisdomTree Strategic Corporate Bond Fund (CRDT)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

WisdomTree Alternative Funds

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

WisdomTree Coal Fund (TONS)

WisdomTree Continuous Commodity Index Fund (GCC)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers.

Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition when interest rates fall income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. One of the risks associated with the Managed Futures Strategy Fund (WDTI) and the Global Real Return Fund (RRF) is the complexity of the different factors which contribute to each Fund’s performance, as well as their correlation (or non-correlation) to other asset classes. These factors include use of long and short positions in commodity futures contracts, currency forward contracts, swaps and other derivatives. An investment in WDTI is speculative and involves a substantial degree of risk. WDTI should not be used as a proxy for taking long only (or short only) positions in commodities or currencies. In markets without sustained price trends or markets that quickly reverse or “whipsaw” WDTI may suffer significant losses. Unlike typical exchange-traded funds, there are no indexes that the actively managed Currency Strategy Funds, actively managed Fixed Income Funds, WDTI or RRF attempt to track or replicate. Thus, the ability of these Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund

WisdomTree Brazilian Real Strategy Fund

WisdomTree Chinese Yuan Strategy Fund

WisdomTree Commodity Currency Strategy Fund

WisdomTree Emerging Currency Strategy Fund

WisdomTree Indian Rupee Strategy Fund

Fixed Income Funds

WisdomTree Asia Local Debt Fund

WisdomTree Australia & New Zealand Debt Fund

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund

WisdomTree Bloomberg Floating Rate Treasury Fund

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund

WisdomTree Emerging Markets Corporate Bond Fund

WisdomTree Emerging Markets Local Debt Fund

WisdomTree Japan Interest Rate Strategy Fund

WisdomTree Strategic Corporate Bond Fund

WisdomTree Western Asset Unconstrained Bond Fund

Alternative Funds

WisdomTree CBOE S&P 500 PutWrite Strategy Fund

WisdomTree Global Real Return Fund

WisdomTree Managed Futures Strategy Fund

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

WTGM-1300

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: May 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: May 6, 2016

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: May 6, 2016